                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4323

                             CDC Nvest Funds Trust I
               (Exact name of registrant as specified in charter)

     399 Boylston Street, Boston, Massachusetts                     02116
      (Address of principal executive offices)                   (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1. Reports to Stockholders.

                          [LOGO] CDC NVEST FUNDS/SM/




  Equity Funds
  Annual Report
  December 31, 2004


CDC Nvest Star Advisers Fund
  Harris Associates
  Loomis, Sayles & Company
  Mercury Advisors

CDC Nvest Star Value Fund
  Harris Associates
  Loomis, Sayles & Company
  Vaughan Nelson Investment Management
  Westpeak Global Advisors

CGM Advisor Targeted Equity Fund

Hansberger International Fund
(formerly CDC Nvest Star International Fund)

Harris Associates Focused Value Fund

Harris Associates Large Cap Value Fund
(formerly Harris Associates Growth and Income Fund)

Vaughan Nelson Small Cap Value Fund
(formerly CDC Nvest Star Small Cap Fund)

Westpeak Capital Growth Fund
TABLE OF CONTENTS

Management Discussion
and Performance.........Page 1

Schedule of InvestmentsPage 23

Financial Statements...Page 43

                         CDC NVEST STAR ADVISERS FUND

Management Discussion
--------------------------------------------------------------------------------

Thanks to strong performance in the fourth quarter, 2004 was a good year for U.S. equities. All classes of stocks were positive, but value stocks outperformed growth, and small-cap value stocks outpaced mid- and large-cap stocks. For the year ended December 31, 2004, CDC Nvest Star Advisers Fund returned 12.88%, based on the net asset value of Class A shares. The fund outperformed the 10.88% return of the Standard & Poor's 500 Index, but fell short of the 18.57% return of the Wilshire 4500 Index. The fund's results were close to the 12.93% average return on the funds in Morningstar's Mid-Cap Growth category.
Growth and value stocks of all sizes and in a variety of industries were represented in the fund's four segments. Harris Associates' segment favored undervalued mid- to large-cap companies. Loomis, Sayles & Company manages two segments. In the mid-cap growth segment, Loomis focused on companies with a combination of earnings growth, attractive relative value and strong price trends. In the small-cap value segment, Loomis favored companies whose appreciation potential had not been recognized by the market, in the managers' opinion. Mercury Advisors sought large-cap growth stocks offering the potential for above-average earnings growth and return on equity.

HARRIS ASSOCIATES PURSUED A HIGH RATE OF RETURN, ONE STOCK AT A TIME
This segment maintained its pursuit of high-quality, undervalued stocks selected on a case-by-case basis. The strongest performers included McDonald's, which closed unprofitable restaurants and enhanced its menu options - strategies that were well received by the market. Masco enjoyed strong earnings growth and gained market share; the company also raised its dividend and bought back some of its stock. New management helped Home Depot profit from strength in the housing market. Xerox reported improved cash flow, reduced its debt and unveiled several new products that were welcomed by the market. Stocks that detracted from results included Interpublic, which was sold in the third quarter of 2004 when management's turnaround efforts proved disappointing. Cardinal Health was also eliminated when shares of this pharmaceutical company rebounded after it was cleared of accounting charges. Although Merck declined significantly when its arthritis drug Vioxx was withdrawn from the market, the stock remains in the segment because Harris Associates believes the decline was an overreaction.

LOOMIS MID-CAP GROWTH FOCUSED ON EARNINGS AND REVENUES
This segment focused on companies expected to experience superior growth in earnings and revenues, either because of company-specific events, such as a new product introduction or because of good operating leverage. Stock selection in the information technology and consumer discretionary sectors had the greatest positive impact. Strong contributors included Research In Motion, whose Blackberry wireless e-mail device was in demand; Apple Computer, which enjoyed brisk sales of its iPod devices; and Symantec, whose Norton anti-virus products and other security software sold well. Poor performers included Cypress Semiconductor, whose earnings reflected softness in the entire semiconductor industry; Univision, a leading Hispanic broadcaster, which faced disappointing advertising revenues along with the industry as a whole; and internet retailer Amazon.com, which failed to meet second-quarter estimates. The segment's healthcare stocks were reduced and financial stocks were expanded. Currently, the segment emphasizes companies Loomis believes may be able to sustain earnings momentum even if economic growth slows in 2005.

LOOMIS SMALL-CAP LOOKED FOR INTRINSIC VALUE IN SELECTED STOCKS
This segment focused on companies that were generating strong cash flow and whose intrinsic value seemed likely to improve. The strongest relative performance came from the consumer discretionary sector, led by Kmart Holding, which rose when investors recognized the value of its real estate holdings. The segment also emphasized utilities; contributors included NRG Energy, which benefited from the rapid increase in the price of natural gas. Diversified transportation company Laidlaw International benefited from the proposed, profitable divestiture of its healthcare business. After strong performance in 2003, both Fairchild Semiconductor and American Power Conversion weakened. American Power was sold, but Fairchild remains in the segment and the stock recovered modestly in the fourth quarter. Weaker-than-expected advertising revenues hurt Westwood One, a radio network, but it, too, recovered toward the end of the year.

MERCURY ADVISORS POSITIONED TO GROW WITH THE U.S. ECONOMY
The Mercury segment was positioned to benefit from improving real growth in the U.S. economy. With this focus, positive investment returns came from stock selection in the healthcare and industrials sectors and an emphasis on energy and consumer discretionary companies. Stock selection in the information technology sector detracted significantly from the segment's relative returns. At the end of the year, the segment maintained its bias toward companies that Mercury believed were likely to profit in a continued improvement in the economy in 2005. As a result, there was a significant emphasis on industrials, materials, and energy companies. However, Mercury is concerned about a possible slowdown in the rate of real growth, led by an overall reduction in real consumer spending in the year ahead.


Subadvisors:
Harris Associates L.P.
Loomis, Sayles & Company, L.P.
Mercury Advisors
--------------------------------------------------------------------------------

What You Should Know:
Growth stocks can be more sensitive to market movements because their values are based on future expectations. Value stocks may fall out of favor with investors and underperform the overall market during any given period. Foreign investments involve risks not associated with domestic securities, such as currency fluctuations, differing political and economic conditions and different accounting standards.

                         CDC NVEST STAR ADVISERS FUND

                                   Investment Results through December 31, 2004
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

                  December 31, 1994 through December 31, 2004

             Cumulative      Maximum      S&P 500      S&P 400       Wilshire
               Value/1/  Sales Charge/2/  Index/5/ Midcap Index/4/ 4500 Index/6/
             ----------  ---------------  -------- --------------- -------------
12/31/1994     10,000          9,425       10,000       10,000       10,000
1/31/1995       9,985          9,411       10,259       10,105       10,097
2/28/1995      10,302          9,709       10,659       10,634       10,526
3/31/1995      10,565          9,958       10,974       10,819       10,758
4/30/1995      10,739         10,121       11,297       11,036       10,896
5/31/1995      10,988         10,356       11,748       11,302       11,139
6/30/1995      11,516         10,854       12,021       11,762       11,676
7/31/1995      12,353         11,643       12,420       12,376       12,363
8/31/1995      12,610         11,885       12,451       12,605       12,651
9/30/1995      13,003         12,255       12,977       12,910       12,994
10/31/1995     12,694         11,964       12,930       12,578       12,646
11/30/1995     13,248         12,486       13,498       13,128       13,183
12/31/1995     13,435         12,662       13,758       13,095       13,349
1/31/1996      13,586         12,805       14,226       13,285       13,487
2/29/1996      14,115         13,303       14,358       13,736       13,925
3/31/1996      14,355         13,529       14,496       13,901       14,138
4/30/1996      15,123         14,253       14,710       14,326       14,795
5/31/1996      15,595         14,698       15,089       14,519       15,262
6/30/1996      15,130         14,260       15,147       14,301       14,782
7/31/1996      13,970         13,166       14,478       13,334       13,672
8/31/1996      14,650         13,807       14,783       14,103       14,410
9/30/1996      15,464         14,575       15,615       14,718       15,098
10/31/1996     15,334         14,453       16,046       14,761       14,874
11/30/1996     16,092         15,167       17,259       15,592       15,502
12/31/1996     15,981         15,062       16,917       15,609       15,642
1/31/1997      16,694         15,734       17,973       16,195       16,147
2/28/1997      16,139         15,211       18,114       16,062       15,806
3/31/1997      15,463         14,574       17,370       15,377       14,981
4/30/1997      15,762         14,855       18,407       15,776       15,018
5/31/1997      16,949         15,974       19,528       17,155       16,513
6/30/1997      17,643         16,629       20,403       17,637       17,296
7/31/1997      19,058         17,963       22,026       19,384       18,485
8/31/1997      18,513         17,449       20,792       19,360       18,654
9/30/1997      19,409         18,293       21,931       20,473       19,946
10/31/1997     18,782         17,702       21,198       19,582       19,186
11/30/1997     18,927         17,839       22,180       19,872       19,192
12/31/1997     19,205         18,101       22,561       20,644       19,662
1/31/1998      19,290         18,181       22,810       20,251       19,381
2/28/1998      20,706         19,515       24,455       21,928       20,864
3/31/1998      21,571         20,331       25,708       22,917       21,943
4/30/1998      21,815         20,561       25,966       23,336       22,221
5/31/1998      21,213         19,993       25,520       22,286       21,183
6/30/1998      21,890         20,631       26,557       22,426       21,514
7/31/1998      21,235         20,014       26,274       21,557       20,296
8/31/1998      17,714         16,696       22,475       17,544       16,363
9/30/1998      19,002         17,909       23,915       19,182       17,544
10/31/1998     20,169         19,009       25,860       20,896       18,541
11/30/1998     21,175         19,958       27,428       21,939       19,694
12/31/1998     22,903         21,586       29,008       24,589       21,360
1/31/1999      23,980         22,601       30,221       23,632       21,704
2/28/1999      23,270         21,932       29,282       22,395       20,523
3/31/1999      24,666         23,248       30,453       23,020       21,324
4/30/1999      25,650         24,175       31,633       24,836       23,025
5/31/1999      24,940         23,506       30,886       24,944       22,825
6/30/1999      26,508         24,984       32,600       26,279       23,784
7/31/1999      25,628         24,155       31,582       25,721       23,063
8/31/1999      25,526         24,058       31,426       24,839       22,489
9/30/1999      25,618         24,145       30,564       24,072       22,313
10/31/1999     26,537         25,011       32,498       25,299       23,454
11/30/1999     28,796         27,140       33,159       26,627       25,433
12/31/1999     33,544         31,615       35,112       28,209       28,938
1/31/2000      33,131         31,226       33,348       27,415       28,590
2/29/2000      37,197         35,058       32,716       29,334       33,036
3/31/2000      36,814         34,697       35,917       31,789       31,814
4/30/2000      33,979         32,025       34,836       30,679       27,987
5/31/2000      31,186         29,393       34,122       30,296       25,921
6/30/2000      31,788         29,960       34,963       30,741       29,034
7/31/2000      30,968         29,187       34,416       31,226       28,210
8/31/2000      33,396         31,475       36,554       34,713       31,358
9/30/2000      32,414         30,550       34,624       34,475       30,082
10/31/2000     30,877         29,102       34,478       33,306       27,624
11/30/2000     27,144         25,583       31,760       30,792       22,920
12/31/2000     27,847         26,246       31,915       33,148       24,371
1/31/2001      28,641         26,994       33,047       33,886       25,696
2/28/2001      25,768         24,287       30,034       31,952       22,574
3/31/2001      24,024         22,642       28,131       29,577       20,502
4/30/2001      26,133         24,630       30,317       32,839       22,671
5/31/2001      26,386         24,869       30,521       33,604       23,208
6/30/2001      26,239         24,730       29,778       33,468       23,396
7/31/2001      25,780         24,297       29,485       32,970       22,308
8/31/2001      24,684         23,265       27,639       31,891       21,244
9/30/2001      22,065         20,796       25,407       27,925       18,512
10/31/2001     22,621         21,320       25,891       29,160       19,482
11/30/2001     24,478         23,071       27,877       31,329       20,996
12/31/2001     25,239         23,788       28,122       32,947       22,121
1/31/2002      25,017         23,579       27,711       32,776       21,690
2/28/2002      24,542         23,131       27,177       32,817       21,076
3/31/2002      25,749         24,269       28,199       35,162       22,505
4/30/2002      25,067         23,626       26,489       34,998       22,285
5/31/2002      24,734         23,312       26,294       34,408       21,792
6/30/2002      22,733         21,426       24,421       31,889       20,302
7/31/2002      20,732         19,540       22,518       28,798       18,326
8/31/2002      20,892         19,691       22,665       28,945       18,433
9/30/2002      18,796         17,716       20,202       26,613       17,190
10/31/2002     19,669         18,538       21,980       27,767       17,754
11/30/2002     20,827         19,630       23,274       29,373       18,972
12/31/2002     19,732         18,597       21,907       28,166       18,173
1/31/2003      19,224         18,119       21,333       27,343       17,781
2/28/2003      19,019         17,925       21,013       26,692       17,329
3/31/2003      19,161         18,060       21,217       26,917       17,586
4/30/2003      20,654         19,466       22,964       28,871       19,050
5/31/2003      22,178         20,903       24,174       31,264       20,860
6/30/2003      22,480         21,187       24,483       31,662       21,357
7/31/2003      23,051         21,726       24,914       32,785       22,354
8/31/2003      24,178         22,788       25,400       34,273       23,291
9/30/2003      23,576         22,221       25,130       33,748       23,002
10/31/2003     25,290         23,836       26,552       36,300       24,755
11/30/2003     25,925         24,434       26,786       37,564       25,609
12/31/2003     26,368         24,852       28,190       38,198       26,141
1/31/2004      26,988         25,436       28,708       39,026       27,077
2/29/2004      27,225         25,660       29,107       39,963       27,551
3/31/2004      27,288         25,719       28,668       40,133       27,667
4/30/2004      26,731         25,194       28,218       38,816       26,555
5/31/2004      27,143         25,582       28,605       39,621       26,958
6/30/2004      28,056         26,448       29,161       40,523       27,662
7/31/2004      26,457         24,936       28,196       38,632       26,121
8/31/2004      26,137         24,634       28,310       38,530       26,131
9/30/2004      26,968         25,417       28,617       39,672       27,198
10/31/2004     27,464         25,885       29,054       40,306       27,810
11/30/2004     28,824         27,166       30,230       42,707       29,701
12/31/2004     29,772         28,057       31,258       44,495       30,996



                              Average Annual Total Returns -- December 31, 2004
--------------------------------------------------------------------------------

                             1 Year 5 Years 10 Years
Class A (Inception 7/7/94)
Net Asset Value/1/           12.88%  -2.36%  11.53%
With Maximum Sales Charge/2/  6.41   -3.51   10.87

Class B (Inception 7/7/94)
Net Asset Value/1/           12.02   -3.10   10.70
With CDSC/3/                  7.02   -3.44   10.70

Class C (Inception 7/7/94)
Net Asset Value/1/           12.00   -3.10   10.70
With CDSC/3/                 11.00   -3.10   10.70

Class Y (Inception 11/15/94)
Net Asset Value/1/           13.52   -1.81   12.02

--------------------------------------------------------------------------------

Comparative Performance                 1 Year 5 Years 10 Years
S&P 400 Midcap Index/4/                 16.48%   9.54%  16.10%
S&P 500 Index/5/                        10.88   -2.30   12.07
Wilshire 4500 Index/6/                  18.57    1.36   11.96
Morningstar Mid-Cap Growth Fund Avg./7/ 12.93   -3.42   10.25

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

Class Y shares are available to certain institutional investors only.

                                                                Portfolio Facts
================================================================================


                       % of Net Assets
                            as of
Fund Composition       12/31/04 6/30/04
---------------------------------------
Common Stocks            98.3    97.1
---------------------------------------
Short Term Investments
 and Other                1.7     2.9

                               % of Net Assets
                                    as of
Ten Largest Holdings              12/31/04
----------------------------------------------
General Electric Co.                 1.3
----------------------------------------------
Liberty Media Corp., Class A         1.1
----------------------------------------------
Washington Mutual, Inc.              1.1
----------------------------------------------
Microsoft Corp.                      1.0
----------------------------------------------
Time Warner, Inc.                    1.0
----------------------------------------------
McDonald's Corp.                     1.0
----------------------------------------------
3M Co.                               1.0
----------------------------------------------
Home Depot, Inc.                     1.0
----------------------------------------------
Laidlaw International, Inc.          0.9
----------------------------------------------
Intel Corp.                          0.9

                               % of Net Assets
                                    as of
Five Largest Industries           12/31/04
----------------------------------------------
Retail                               7.8
----------------------------------------------
Media                                6.4
----------------------------------------------
Health Care - Products               5.4
----------------------------------------------
Software                             5.2
----------------------------------------------
Diversified Financial Services       4.1

 Portfolio holdings and asset allocations will vary.
Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/S&P 400 Midcap Index is an unmanaged index of U.S. mid-sized companies. /5/S&P 500 Index is an unmanaged index of U.S. common stocks.
 /6/Wilshire 4500 Index is an unmanaged index of 4,500 mid- and smallsized companies.
 /7/Morningstar Mid-Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                           CDC NVEST STAR VALUE FUND

Management Discussion
--------------------------------------------------------------------------------

2004 ended on a high note. Most equity indexes were up for the year, but value stocks led the market. Small- and mid-cap stocks outperformed large-caps. For the 12 months ended December 31, 2004, the total return on CDC Nvest Star Value Fund was 11.37% based on the net asset value of Class A shares and $0.165 in capital gains reinvested during the period. The fund lagged its benchmark, the Russell 1000 Value Index, which returned 16.49%, although it beat the 9.96% average return on the funds in Morningstar's Large Blend category.

The fund's four segments include a broad range of stocks in a variety of industries. Harris Associates invests in companies that they believe are trading at a substantial discount to their true business value, with positive cash flow, competitive returns, and favorable growth potential. Loomis, Sayles & Company focuses on companies they believe have below-average valuations and above-average earnings prospects. Vaughan Nelson Investment Management emphasizes established but undervalued companies that the managers believe will rebound. Westpeak Global Advisors employs proprietary research to select stocks based on value and growth potential, while seeking to manage unnecessary risk.

HARRIS ASSOCIATES' FUNDAMENTAL SELECTION PROCESS RESULTED IN A HIGH-QUALITY PORTFOLIO
Harris Associates believes in selecting stocks based on individual merit rather than broad economic trends. Top performers included Costco, the dominant discounter in the retail market; and Yum! Brands, whose well-known fast-food chains include Kentucky Fried Chicken, Pizza Hut, and Taco Bell. Yum! Brands has gained investor appreciation for its international as well as its domestic business. Another top performer, Carnival Corp., continued to beat analysts' earnings expectations, benefiting from a merger with Princess Cruise Lines, an increase in passengers, and higher fares. Detractors included The Gap, a clothing retailer whose lower-end retail operations have not done as well as high-end retail of late, although the company's strong 2003 earnings made comparisons difficult. Tiffany declined on lower-than-expected sales in Japan, even though its U.S. sales were ahead of plan. The Gap and Tiffany remain in the segment. However, Harris Associates sold Interpublic Group in the third quarter on weak advertising spending industry-wide and management's disappointing turnaround efforts.

LOOMIS SAYLES FOCUSED ON STOCKS SELLING AT A DISCOUNT TO THEIR INTRINSIC VALUE Strong performers included financial companies, which benefited from a favorable interest-rate environment and good corporate earnings. Energy companies - especially energy services and coal companies - profited from rising energy prices. Individual stocks with the biggest positive impact on performance included Apple Computer, which rose on strong sales of its iPod music player; JC Penney, which benefited from cost-cutting and capital restructuring; and Exxon Mobil, whose business fundamentals seem excellent. Investments in healthcare were significant detractors, including McKesson (a healthcare products company) and Universal Health Services (which owns and operates hospitals and medical service centers). Both stocks declined on lower-than-expected earnings.

VAUGHAN NELSON PURSUED COMPANIES WITH COMPETITIVE ADVANTAGES
The segment's allocation to the consumer discretionary, materials, and financial sectors contributed to performance. Individual companies that were leaders included Ultra Petroleum, an independent oil and gas company; Allegheny Technologies, a producer of specialty materials; and Consol Energy, a coal and gas producer. Investments in information technology, consumer staples, and industrials detracted from the segment's performance. The worst performers included two established technology companies: Cisco Systems, a leader in networking and communications; and Intel, a premier semiconductor company. Vaughan Nelson believes both stocks are currently undervalued in light of their potential for recovery and renewed growth, and they remain in the segment.

WESTPEAK EMPHASIZED VALUATION, STRONG FUNDAMENTALS AND MOMENTUM
This segment benefited from its energy-related investments, including Houston Exploration, an independent natural gas and oil company. Chemical stocks were another source of strength. The segment's relatively small position in media companies was a positive since the sector was weak, but it would have benefited from a larger position in real estate investment trusts (REITs), which were strong during the year. Individual companies that boosted returns included CompuCredit, which provides services to a specialized segment of the consumer credit market; and Energizer Holdings, a manufacturer of batteries, flashlights and shaving products. Although Intel detracted from results, Westpeak continues to believe it is one of the more attractive stocks in the semiconductor industry. They trimmed the segment's position in pharmaceutical giant Pfizer when the company had to withdraw its popular arthritis drug, Celebrex; a reduced position remains in the segment.


Subadvisors:
Harris Associates L.P.
Loomis, Sayles & Company, L.P.
Vaughan Nelson Investment Management, L.P.
Westpeak Global Advisors, L.P.
--------------------------------------------------------------------------------

What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market during any given period. Foreign investments involve risks not associated with domestic securities, such as currency fluctuations, differing political and economic conditions and different accounting standards.

                           CDC NVEST STAR VALUE FUND

                                   Investment Results through December 31, 2004
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

                  December 31, 1994 through December 31, 2004

                       Net Asset            Maximum            Russell 1000
                       Value/1/          Sales Charge/2/       Value Index/4/
                      ----------         ---------------       --------------
12/31/1994              $10,000              $ 9,425              $10,000
 1/31/1995               10,028                9,451               10,308
 2/28/1995               10,413                9,814               10,716
 3/31/1995               10,798               10,177               10,952
 4/30/1995               11,197               10,553               11,298
 5/31/1995               11,665               10,994               11,772
 6/30/1995               11,899               11,215               11,932
 7/31/1995               12,285               11,578               12,347
 8/31/1995               12,285               11,578               12,522
 9/30/1995               12,660               11,932               12,975
10/31/1995               12,351               11,640               12,846
11/30/1995               13,027               12,278               13,496
12/31/1995               13,233               12,472               13,836
 1/31/1996               13,686               12,899               14,267
 2/29/1996               13,867               13,069               14,375
 3/31/1996               13,912               13,112               14,619
 4/30/1996               14,078               13,268               14,675
 5/31/1996               14,319               13,495               14,859
 6/30/1996               14,319               13,495               14,871
 7/31/1996               13,852               13,055               14,309
 8/31/1996               14,259               13,439               14,718
 9/30/1996               15,068               14,201               15,303
10/31/1996               15,535               14,641               15,895
11/30/1996               16,751               15,788               17,047
12/31/1996               16,716               15,755               16,830
 1/31/1997               17,134               16,148               17,646
 2/28/1997               17,326               16,329               17,905
 3/31/1997               16,664               15,706               17,261
 4/30/1997               16,977               16,001               17,986
 5/31/1997               17,935               16,903               18,991
 6/30/1997               18,874               17,789               19,806
 7/31/1997               20,301               19,134               21,296
 8/31/1997               19,518               18,395               20,537
 9/30/1997               20,343               19,173               21,778
10/31/1997               19,466               18,347               21,170
11/30/1997               19,924               18,778               22,106
12/31/1997               20,217               19,054               22,751
 1/31/1998               20,176               19,016               22,429
 2/28/1998               21,532               20,294               23,939
 3/31/1998               22,389               21,102               25,404
 4/30/1998               22,369               21,083               25,573
 5/31/1998               21,731               20,482               25,194
 6/30/1998               21,712               20,463               25,517
 7/31/1998               20,974               19,768               25,067
 8/31/1998               17,425               16,423               21,336
 9/30/1998               18,418               17,359               22,561
10/31/1998               19,963               18,816               24,309
11/30/1998               21,002               19,794               25,441
12/31/1998               21,644               20,400               26,307
 1/31/1999               21,086               19,873               26,517
 2/28/1999               20,706               19,516               26,143
 3/31/1999               20,795               19,600               26,684
 4/30/1999               22,405               21,117               29,176
 5/31/1999               22,203               20,926               28,855
 6/30/1999               22,785               21,475               29,693
 7/31/1999               21,757               20,506               28,824
 8/31/1999               20,817               19,620               27,754
 9/30/1999               19,616               18,488               26,784
10/31/1999               20,575               19,392               28,326
11/30/1999               20,279               19,113               28,104
12/31/1999               20,147               18,989               28,240
 1/31/2000               19,525               18,402               27,319
 2/29/2000               17,848               16,821               25,289
 3/31/2000               19,686               18,554               28,375
 4/30/2000               19,633               18,504               28,045
 5/31/2000               19,525               18,402               28,340
 6/30/2000               19,066               17,970               27,045
 7/31/2000               19,119               18,020               27,384
 8/31/2000               20,286               19,119               28,907
 9/30/2000               19,935               18,788               29,172
10/31/2000               20,475               19,298               29,889
11/30/2000               19,826               18,686               28,779
12/31/2000               20,555               19,373               30,221
 1/31/2001               21,205               19,986               30,337
 2/28/2001               20,637               19,450               29,494
 3/31/2001               19,933               18,787               28,451
 4/30/2001               21,177               19,959               29,847
 5/31/2001               21,744               20,494               30,517
 6/30/2001               21,366               20,137               29,840
 7/31/2001               21,176               19,958               29,777
 8/31/2001               20,257               19,092               28,584
 9/30/2001               18,553               17,486               26,572
10/31/2001               19,121               18,021               26,344
11/30/2001               20,392               19,220               27,875
12/31/2001               20,825               19,627               28,532
 1/31/2002               20,527               19,347               28,312
 2/28/2002               20,311               19,144               28,357
 3/31/2002               21,203               19,984               29,699
 4/30/2002               20,554               19,372               28,680
 5/31/2002               20,554               19,372               28,824
 6/30/2002               18,959               17,869               27,169
 7/31/2002               17,310               16,315               24,644
 8/31/2002               17,580               16,569               24,830
 9/30/2002               15,444               14,556               22,069
10/31/2002               16,445               15,499               23,704
11/30/2002               17,770               16,748               25,197
12/31/2002               16,770               15,805               24,103
 1/31/2003               16,364               15,423               23,519
 2/28/2003               15,986               15,067               22,892
 3/31/2003               16,013               15,092               22,930
 4/30/2003               17,501               16,494               24,949
 5/31/2003               18,771               17,692               26,559
 6/30/2003               19,122               18,023               26,891
 7/31/2003               19,338               18,226               27,292
 8/31/2003               19,826               18,686               27,717
 9/30/2003               19,393               18,278               27,446
10/31/2003               20,666               19,477               29,126
11/30/2003               21,180               19,962               29,521
12/31/2003               22,072               20,803               31,341
 1/31/2004               22,315               21,032               31,892
 2/29/2004               22,801               21,490               32,576
 3/31/2004               22,667               21,363               32,290
 4/30/2004               22,315               21,032               31,501
 5/31/2004               22,585               21,287               31,823
 6/30/2004               23,019               21,695               32,574
 7/31/2004               22,342               21,057               32,116
 8/31/2004               22,289               21,007               32,572
 9/30/2004               22,558               21,261               33,077
10/31/2004               22,856               21,542               33,627
11/30/2004               23,912               22,537               35,327
12/31/2004               24,577               23,174               36,510



                              Average Annual Total Returns -- December 31, 2004
--------------------------------------------------------------------------------

                                     1 Year 5 Years 10 Years
Class A (Inception 6/5/70)
Net Asset Value/1/                   11.37%   4.06%   9.41%
With Maximum Sales Charge/2/          4.94    2.84    8.77

Class B (Inception 9/13/93)
Net Asset Value/1/                   10.67    3.28    8.59
With CDSC/3/                          5.67    2.93    8.59

Class C (Inception 12/30/94)
Net Asset Value/1/                   10.67    3.25    8.58
With CDSC/3/                          9.67    3.25    8.58
----------------------------------------------------------------------------

Comparative Performance              1 Year 5 Years 10 Years
Russell 1000 Value Index/4/          16.49%   5.27%  13.83%
Morningstar Large Blend Fund Avg./5/  9.96   -1.77   10.42

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                Portfolio Facts
--------------------------------------------------------------------------------


                       % of Net Assets
                            as of
Fund Composition       12/31/04 6/30/04
---------------------------------------
Common Stocks            96.9    95.9
---------------------------------------
Short Term Investments
 and Other                3.1     4.1

                               % of Net Assets
                                    as of
Ten Largest Holdings              12/31/04
----------------------------------------------
McDonald's Corp.                     2.5
----------------------------------------------
Time Warner, Inc.                    2.5
----------------------------------------------
JPMorgan Chase & Co.                 2.5
----------------------------------------------
Exxon Mobil Corp.                    2.4
----------------------------------------------
Waste Management, Inc.               2.0
----------------------------------------------
Baxter International, Inc.           1.9
----------------------------------------------
Yum! Brands, Inc.                    1.9
----------------------------------------------
Cendant Corp.                        1.9
----------------------------------------------
Sovereign Bancorp, Inc.              1.8
----------------------------------------------
Citigroup, Inc.                      1.8

                               % of Net Assets
                                    as of
Five Largest Industries           12/31/04
----------------------------------------------
Retail                              11.3
----------------------------------------------
Diversified Financial Services       9.1
----------------------------------------------
Media                                7.6
----------------------------------------------
Oil & Gas                            6.5
----------------------------------------------
Banks                                6.2

 Portfolio holdings and asset allocations will vary.

Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 1000 Value Index is an unmanaged index of the 1,000 largest U.S.
    companies within the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.
 /5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                       CGM ADVISOR TARGETED EQUITY FUND

                                                              Portfolio Profile
--------------------------------------------------------------------------------


Objective:
Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy
--------------------------------------------------------------------------------

Strategy:
Generally invests in a focused portfolio of common stocks of large-cap companies
--------------------------------------------------------------------------------

Inception Date:
November 27, 1968
--------------------------------------------------------------------------------

Manager:
G. Kenneth Heebner
--------------------------------------------------------------------------------

Symbols:

                                 Class A NEFGX
                                 Class B NEBGX
                                 Class C NEGCX
                                 Class Y NEGYX

--------------------------------------------------------------------------------

You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. The fund may invest in foreign securities that involve risks not associated with domestic securities.

                                                          Management Discussion
--------------------------------------------------------------------------------

Several key issues delivered strong performance for CGM Advisor Targeted Equity Fund in 2004, and positioned the fund in the top quarter of its peer group for the year. The fund's total return was 13.98% based on the net asset value of Class A shares. The fund outperformed both its benchmark, the Standard & Poor's 500 Index, which returned 10.88% for the year, and Morningstar's Large Blend category, which averaged 9.96%.

SECTOR FOCUS UNDERWENT MAJOR SHIFT DURING THE YEAR
We began the year fully invested in anticipation of moderate economic growth, rising corporate profits, and modest interest rates. Homebuilding stocks accounted for about one-quarter of the portfolio, making it the fund's largest sector. The fund also had substantial positions in the drug and technology sectors. However, we eliminated these three industry concentrations during the period and shifted the proceeds to energy, foreign cellular phone companies, and domestic restaurants and hotels.

KEY ISSUES LED THE FUND'S ADVANCE
We focused the portfolio on several key issues that led its advance during the year. These included Mobile TeleSystems, America Movil, and Companhia Vale do Rio Doce.

Mobile TeleSystems is Russia's largest cell phone operator. With an unsaturated market, Russia provides a tremendous growth opportunity for cell phone companies, and Mobile TeleSystems is leading the way as firms penetrate the market in the Russian Federation and adjacent former Soviet republics. America Movil, Latin America's dominant cellular company, is benefiting from the same trend. Based in Mexico, America Movil has made important acquisitions in the relatively unsaturated markets of Brazil, Colombia, and Argentina. Strong demand for cellular service in these countries offers extensive growth opportunities in these expanding economies.

Companhia Vale do Rio Doce, a Brazilian mining company, is benefiting from strong demand for iron ore that is in very short supply in the rapidly growing economies of China and other Asian countries. The company's copper mining operations are also profiting from higher copper prices.

ELECTRONICS AND TECHNOLOGY STOCKS UNDERPERFORMED
Disappointments for the year included AU Optronics, Taiwan's largest manufacturer of flat panel screens for use in televisions and computer monitors. Although the company operates in a rapidly expanding global market, the stock price declined on fears of excess capacity in the sector. We eliminated the position in the latter half of the year.

Micron Technology designs and manufactures semiconductor products, including Dynamic Random Access Memory (DRAM) chips that store and retrieve data. We sold the issue because the industry's supply and demand dynamic did not develop as favorably as we anticipated, leading to pricing pressure and disappointing earnings.

FUND EXPANDED EMPHASIS ON ENERGY AND MULTINATIONALS LIKELY TO BENEFIT FROM A WEAK DOLLAR
Our interest in energy stocks mounted during the year, so that it was the fund's largest industry position by year end. While much attention has been focused on potential supply disruptions in the Middle East, upward pressure on oil prices also reflects strong demand from Asia, particularly China. We continue to believe that China's growing appetite for energy, as well as constraints on production, will keep oil prices high.

As the year progressed, we also began to focus on multinationals we believe are likely to benefit from the weaker dollar. These included worldwide restaurant operators/franchisers Yum! Brands, which owns Kentucky Fried Chicken, Taco Bell, and Pizza Hut, among others; and McDonald's, a global giant in the fast-food market. We also invested in Marriott International, which has hotel and lodging operations around the world.

FORECAST FOR GRADUALLY RISING INTEREST RATES
We expect the Federal Reserve Board to increase short-term interest rates gradually during 2005. However, we do not anticipate aggressive tightening, which could jeopardize economic recovery. We remain committed to seeking long-term capital growth by investing in a small number of well-established companies that we believe offer superior growth potential.

                       CGM ADVISOR TARGETED EQUITY FUND

                                   Investment Results through December 31, 2004
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

                  December 31, 1994 through December 31, 2004

                     Net Asset         Maximum
                     Value/1/       Sales Charge/2/      S&P 500 Index/4/
                    ----------      ---------------      -------------
12/31/1994           $10,000           $ 9,425              $10,000
 1/31/1995             9,763             9,202               10,259
 2/28/1995            10,237             9,648               10,659
 3/31/1995            10,552             9,945               10,974
 4/30/1995            11,206            10,562               11,297
 5/31/1995            11,883            11,200               11,748
 6/30/1995            12,754            12,021               12,021
 7/31/1995            13,329            12,563               12,420
 8/31/1995            13,397            12,627               12,451
 9/30/1995            13,641            12,857               12,977
10/31/1995            13,360            12,592               12,930
11/30/1995            13,997            13,192               13,498
12/31/1995            13,808            13,014               13,758
 1/31/1996            14,293            13,471               14,226
 2/29/1996            14,752            13,903               14,358
 3/31/1996            14,752            13,903               14,496
 4/30/1996            14,477            13,645               14,710
 5/31/1996            14,700            13,855               15,089
 6/30/1996            14,543            13,707               15,147
 7/31/1996            13,692            12,905               14,478
 8/31/1996            13,824            13,029               14,783
 9/30/1996            14,772            13,923               15,615
10/31/1996            15,640            14,741               16,046
11/30/1996            16,859            15,889               17,259
12/31/1996            16,694            15,734               16,917
 1/31/1997            18,201            17,155               17,973
 2/28/1997            17,899            16,870               18,114
 3/31/1997            17,138            16,153               17,370
 4/30/1997            18,115            17,074               18,407
 5/31/1997            19,005            17,912               19,528
 6/30/1997            19,852            18,711               20,403
 7/31/1997            21,776            20,524               22,026
 8/31/1997            20,657            19,469               20,792
 9/30/1997            21,714            20,466               21,931
10/31/1997            20,863            19,663               21,198
11/30/1997            20,625            19,439               22,180
12/31/1997            20,625            19,439               22,561
 1/31/1998            20,961            19,756               22,810
 2/28/1998            22,804            21,493               24,455
 3/31/1998            24,270            22,875               25,708
 4/30/1998            25,202            23,753               25,966
 5/31/1998            24,806            23,380               25,520
 6/30/1998            26,134            24,631               26,557
 7/31/1998            26,272            24,761               26,274
 8/31/1998            21,259            20,037               22,475
 9/30/1998            21,410            20,179               23,915
10/31/1998            23,566            22,211               25,860
11/30/1998            25,527            24,059               27,428
12/31/1998            27,513            25,931               29,008
 1/31/1999            29,378            27,689               30,221
 2/28/1999            27,272            25,704               29,282
 3/31/1999            27,927            26,321               30,453
 4/30/1999            27,829            26,229               31,633
 5/31/1999            26,933            25,384               30,886
 6/30/1999            28,918            27,255               32,600
 7/31/1999            28,238            26,614               31,582
 8/31/1999            28,190            26,569               31,426
 9/30/1999            26,518            24,994               30,564
10/31/1999            27,537            25,953               32,498
11/30/1999            28,578            26,934               33,159
12/31/1999            31,690            29,868               35,112
 1/31/2000            29,212            27,532               33,348
 2/29/2000            31,806            29,977               32,716
 3/31/2000            32,152            30,303               35,917
 4/30/2000            30,943            29,164               34,836
 5/31/2000            29,706            27,998               34,122
 6/30/2000            29,821            28,107               34,963
 7/31/2000            28,870            27,210               34,416
 8/31/2000            30,239            28,500               36,554
 9/30/2000            29,144            27,468               34,624
10/31/2000            29,205            27,526               34,478
11/30/2000            28,931            27,267               31,760
12/31/2000            30,250            28,510               31,915
 1/31/2001            27,567            25,982               33,047
 2/28/2001            26,693            25,158               30,034
 3/31/2001            26,015            24,519               28,131
 4/30/2001            27,146            25,586               30,317
 5/31/2001            26,598            25,069               30,521
 6/30/2001            26,779            25,239               29,778
 7/31/2001            26,000            24,505               29,485
 8/31/2001            23,857            22,486               27,639
 9/30/2001            21,553            20,313               25,407
10/31/2001            21,682            20,435               25,891
11/30/2001            23,987            22,608               27,877
12/31/2001            25,349            23,892               28,122
 1/31/2002            26,128            24,625               27,711
 2/28/2002            24,926            23,492               27,177
 3/31/2002            25,347            23,889               28,199
 4/30/2002            25,413            23,952               26,489
 5/31/2002            25,154            23,707               26,294
 6/30/2002            24,341            22,942               24,421
 7/31/2002            21,647            20,402               22,518
 8/31/2002            21,647            20,402               22,665
 9/30/2002            20,315            19,147               20,202
10/31/2002            19,828            18,688               21,980
11/30/2002            19,340            18,228               23,274
12/31/2002            18,042            17,005               21,907
 1/31/2003            18,042            17,005               21,333
 2/28/2003            17,912            16,882               21,013
 3/31/2003            18,333            17,279               21,217
 4/30/2003            19,501            18,380               22,964
 5/31/2003            21,188            19,970               24,174
 6/30/2003            21,544            20,305               24,483
 7/31/2003            21,122            19,907               24,914
 8/31/2003            21,673            20,427               25,400
 9/30/2003            21,933            20,672               25,130
10/31/2003            24,659            23,241               26,552
11/30/2003            25,633            24,159               26,786
12/31/2003            25,764            24,283               28,190
 1/31/2004            25,179            23,731               28,708
 2/29/2004            26,705            25,170               29,107
 3/31/2004            27,939            26,332               28,668
 4/30/2004            25,732            24,252               28,218
 5/31/2004            26,349            24,834               28,605
 6/30/2004            26,576            25,048               29,161
 7/31/2004            25,311            23,855               28,196
 8/31/2004            25,602            24,130               28,310
 9/30/2004            27,192            25,628               28,617
10/31/2004            27,515            25,933               29,054
11/30/2004            28,748            27,095               30,230
12/31/2004            29,370            27,685               31,258



                              Average Annual Total Returns -- December 31, 2004
--------------------------------------------------------------------------------

                                                       Since
                             1 Year 5 Years 10 Years Inception
Class A (Inception 11/27/68)
Net Asset Value/1/           13.98%  -1.51%  11.38%      --
With Maximum Sales Charge/2/  7.48   -2.67   10.72       --

Class B (Inception 2/28/97)
Net Asset Value/1/           13.12   -2.26      --     5.71%
With CDSC/3/                  8.12   -2.61      --     5.71

Class C (Inception 9/1/98)
Net Asset Value/1/           13.12   -2.26      --     3.54
With CDSC/3/                 12.12   -2.26      --     3.54

Class Y (Inception 6/30/99)
Net Asset Value/1/           14.37   -1.07      --     0.70

--------------------------------------------------------------------------------

                                                        Since        Since        Since
                                                       Class B      Class C      Class Y
Comparative Performance      1 Year 5 Years 10 Years Inception/6/ Inception/6/ Inception/6/
S&P 500 Index/4/             10.88%  -2.30%  12.07%     7.21%        4.38%        -0.76%
Morningstar Large Blend Fund
 Avg./5/                      9.96   -1.77   10.42      6.25         4.52         -0.31

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                Portfolio Facts
--------------------------------------------------------------------------------


                       % of Net Assets
                            as of
Fund Composition       12/31/04 6/30/04
---------------------------------------
Common Stocks            99.4    99.4
---------------------------------------
Short Term Investments
 and Other                0.6     0.6

                                     % of Net Assets
                                          as of
Ten Largest Holdings                    12/31/04
----------------------------------------------------
Mobile TeleSystems, Sponsored ADR          7.1
----------------------------------------------------
America Movil SA de CV, Class L, ADR       6.4
----------------------------------------------------
ConocoPhillips                             5.7
----------------------------------------------------
Total SA, Sponsored ADR                    5.6
----------------------------------------------------
Nike, Inc., Class B                        5.5
----------------------------------------------------
McDonald's Corp.                           5.3
----------------------------------------------------
General Dynamics Corp.                     5.0
----------------------------------------------------
FedEx Corp.                                4.9
----------------------------------------------------
United Technologies Corp.                  4.9
----------------------------------------------------
Procter & Gamble Co.                       4.9

                                     % of Net Assets
                                          as of
Five Largest Industries                 12/31/04
----------------------------------------------------
Oil & Gas                                 23.7
----------------------------------------------------
Telecommunications                        13.5
----------------------------------------------------
Aerospace & Defense                        9.9
----------------------------------------------------
Mining                                     9.2
----------------------------------------------------
Apparel                                    5.5

 Portfolio holdings and asset allocations will vary.
Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/S&P 500 Index is an unmanaged index of U.S. common stocks.
 /5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
 /6/The since-inception performance comparisons for each Class of fund shares are calculated as follows: Class B from 2/28/97; Class C from 9/30/98; and Class Y from 6/30/99.

                         HANSBERGER INTERNATIONAL FUND

                                                              Portfolio Profile
--------------------------------------------------------------------------------



Objective:
Seeks long-term growth of capital
--------------------------------------------------------------------------------

Strategy:
Invests in common stocks of small-, mid- and large capitalization companies located outside the U.S. Assets are diversified across developed and emerging markets
--------------------------------------------------------------------------------

Inception Date:
December 29, 1995
--------------------------------------------------------------------------------

Managers:
Growth:
Barry A. Lockhart
Patrick H. Tan
Thomas R.H. Tibbles
Value:
Ronald Holt
Robert Mazuelos
Lauretta Reeves
--------------------------------------------------------------------------------

Symbols:

                                 Class A NEFDX
                                 Class B NEDBX
                                 Class C NEDCX

--------------------------------------------------------------------------------

You Should Know:
Foreign securities involve risks not associated with domestic securities, such as currency fluctuations, differing political, economic conditions and accounting standards. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. Value stocks may fall out of favor and underperform the overall market during any given period.




                                                          Management Discussion
--------------------------------------------------------------------------------

Although Hansberger did not become the fund's sole manager until March 1, 2004, for the 12 months ended December 31, 2004 Hansberger International Fund provided a total return of 13.60% based on the net asset value of Class A shares. The fund's benchmarks, the MSCI EAFE Index and the MSCI ACWI ex-U.S. Index (neither of which include the United States) returned 20.70% and 21.36%, respectively, in 2004, while the average performance of Morningstar's Foreign Large Blend fund category was 17.59%.

VALUE SEGMENT EMPHASIZES EUROPE, EX U.K., AND EMERGING MARKETS
Although it is underweight in the U.K. relative to its benchmark, the fund's value segment continues to emphasize the major economies in Europe and emerging-market economies, including Brazil, Korea, and China. Even though the value segment had a relatively small position in energy - one of the best-performing market sectors in 2004 - the stocks we selected performed well, including Italian oil and gas companies ENI and Saipem, and France's Total. Petrobras, a Brazilian energy company, also benefited this segment. Solid performers in other sectors included Rolls-Royce, the British manufacturer of airplane engines, whose servicing division profited from an overall increase in air travel during the year; E.ON, a leading German electric utility that also produces gas; and ING, a European-based financial company active on a global basis, whose ING Direct subsidiary surpassed its own goals.

Stocks that underperformed included Denway Motors, whose business in China suffered when that country's government decided the auto industry was overheating and clamped down on auto loans. We like Denway's long-term prospects and continue to hold the stock. We also continue to hold shares of NEC Corporation, which was one of the first companies in Japan to restructure. Stories in the local news media about slowing sales of computers, DVDs, and cell phones, which NEC makes, hurt the price of its shares, but we believe the combined effects of its restructuring and a turnaround in the Japanese market will benefit this company. However, we sold shares of Britain's largest money manager, Amvescap PLC.

GROWTH SEGMENT FOCUSED ON HIGH-QUALITY, LARGE-CAP STOCKS
For most of 2004, large-cap stocks of the quality, growth-oriented companies that this segment favors lagged value stocks, which tend to perform well during periods of economic growth and low interest rates. The effects of rate hikes in the U.K., the United States, and other countries have yet to trigger a resurgence in quality growth stocks. Geographic regions that benefited this segment included North America and the Pacific rim ex-Japan. From a sector standpoint, although healthcare was relatively weak in 2004, the segment's selections in this area did well, including Nobel Biocare, a manufacturer of dental implants based in Switzerland. Energy stocks did well, including the segment's holdings in Suncor, a Canadian oil company. Financial stocks were also strong, including the segment's holdings in Hungary's OTP Bank, India's HDFC Bank, and Canadian insurer Manulife. One of the segment's best-performing stocks this year was Esprit, a Hong Kong apparel manufacturer.

Disappointments included British Sky Broadcasting, which offers programming as well as satellite services to British television viewers. The stock fell when the company issued a near-term profit warning, but we have confidence in the company's long-term prospects so we still hold the stock. However, we sold Ryanair, a low-cost airline headquartered in Ireland, because the dynamics of this highly competitive industry are not what they once were.

OUTLOOK FOR A GRADUAL RISE IN INTEREST RATES
We expect interest rates to rise gradually in 2005, primarily in the United States, although there is also some pressure on rates in other parts of the world. While this might support the dollar, domestic budgetary problems and the trade deficit may keep the dollar weak. In general, we look for continued economic growth on a worldwide basis, but at a more moderate rate than in 2004.

                         HANSBERGER INTERNATIONAL FUND

                                   Investment Results through December 31, 2004
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                     [CHART]

             December 29, 1995 (inception) through December 31, 2004

                  Net Asset   Maximum Sales   MSCI EAFE   MSCI ACWI ex-U.S.
                   Value/1/     Charge/2/     Index/4/        Index/5/
                  ---------   -------------   ---------   ----------------
    12/29/95        10,000         9,425        10,000        10,000
    12/31/95        10,000         9,425        10,000        10,000
     1/31/96        10,088         9,508        10,043        10,137
     2/29/96        10,264         9,673        10,080        10,137
     3/31/96        10,527         9,922        10,297        10,327
     4/30/96        10,872        10,246        10,598        10,640
     5/31/96        11,136        10,495        10,406        10,480
     6/30/96        11,176        10,533        10,467        10,533
     7/31/96        10,664        10,051        10,164        10,183
     8/31/96        10,952        10,322        10,189        10,243
     9/30/96        11,136        10,496        10,462        10,497
    10/31/96        11,048        10,413        10,357        10,392
    11/30/96        11,495        10,834        10,772        10,793
    12/31/96        11,665        10,995        10,636        10,668
     1/31/97        12,136        11,438        10,266        10,472
     2/28/97        12,387        11,675        10,437        10,664
     3/31/97        12,265        11,560        10,477        10,641
     4/30/97        12,387        11,675        10,535        10,731
     5/31/97        13,027        12,278        11,223        11,394
     6/30/97        13,626        12,843        11,845        12,023
     7/31/97        14,144        13,331        12,039        12,266
     8/31/97        13,351        12,583        11,142        11,301
     9/30/97        14,081        13,271        11,769        11,912
    10/31/97        13,060        12,309        10,867        10,898
    11/30/97        12,907        12,165        10,759        10,762
    12/31/97        13,145        12,389        10,855        10,886
     1/31/98        13,103        12,349        11,354        11,211
     2/28/98        13,995        13,190        12,085        11,959
     3/31/98        14,565        13,727        12,460        12,373
     4/30/98        14,649        13,807        12,561        12,461
     5/31/98        14,352        13,527        12,503        12,235
     6/30/98        14,055        13,247        12,601        12,189
     7/31/98        14,013        13,207        12,731        12,305
     8/31/98        11,793        11,115        11,157        10,570
     9/30/98        11,682        11,010        10,818        10,346
    10/31/98        12,533        11,812        11,948        11,430
    11/30/98        13,204        12,445        12,563        12,044
    12/31/98        13,672        12,886        13,062        12,459
     1/31/99        14,148        13,334        13,027        12,446
     2/28/99        13,969        13,166        12,719        12,167
     3/31/99        14,539        13,703        13,253        12,755
     4/30/99        15,321        14,440        13,793        13,393
     5/31/99        14,938        14,079        13,086        12,764
     6/30/99        15,814        14,905        13,599        13,350
     7/31/99        15,635        14,736        14,006        13,663
     8/31/99        15,524        14,631        14,061        13,711
     9/30/99        15,167        14,295        14,205        13,804
    10/31/99        15,702        14,800        14,740        14,318
    11/30/99        16,875        15,905        15,256        14,890
    12/31/99        18,814        17,733        16,628        16,310
   1/31/2000        18,115        17,073        15,574        15,425
   2/29/2000        19,248        18,142        15,996        15,842
   3/31/2000        19,304        18,194        16,620        16,438
   4/30/2000        17,905        16,875        15,748        15,520
   5/31/2000        17,092        16,109        15,367        15,123
   6/30/2000        17,593        16,581        15,971        15,767
   7/31/2000        17,119        16,135        15,305        15,145
   8/31/2000        17,631        16,617        15,441        15,332
   9/30/2000        16,968        15,993        14,692        14,482
  10/31/2000        16,325        15,387        14,348        14,021
  11/30/2000        15,582        14,686        13,813        13,392
  12/31/2000        16,516        15,566        14,307        13,850
   1/31/2001        16,836        15,868        14,300        14,057
   2/28/2001        15,760        14,854        13,229        12,945
   3/31/2001        14,730        13,883        12,353        12,030
   4/30/2001        15,680        14,778        13,220        12,848
   5/31/2001        15,863        14,951        12,764        12,493
   6/30/2001        15,732        14,827        12,246        12,014
   7/31/2001        15,444        14,556        12,025        11,746
   8/31/2001        15,110        14,241        11,722        11,455
   9/30/2001        13,533        12,754        10,538        10,239
  10/31/2001        13,798        13,004        10,807        10,526
  11/30/2001        14,582        13,743        11,206        11,008
  12/31/2001        15,034        14,169        11,273        11,150
   1/31/2002        14,676        13,832        10,675        10,672
   2/28/2002        14,711        13,865        10,750        10,749
   3/31/2002        15,589        14,693        11,390        11,378
   4/30/2002        15,485        14,594        11,419        11,407
   5/31/2002        15,578        14,682        11,574        11,531
   6/30/2002        14,631        13,789        11,118        11,033
   7/31/2002        13,227        12,467        10,021         9,958
   8/31/2002        13,250        12,488        10,001         9,958
   9/30/2002        11,615        10,947         8,929         8,903
  10/31/2002        12,253        11,548         9,410         9,381
  11/30/2002        13,134        12,378         9,838         9,832
  12/31/2002        12,565        11,842         9,508         9,514
   1/31/2003        12,124        11,427         9,112         9,180
   2/28/2003        11,788        11,110         8,904         8,994
   3/31/2003        11,637        10,968         8,735         8,820
   4/30/2003        12,854        12,115         9,601         9,669
   5/31/2003        13,770        12,978        10,192        10,285
   6/30/2003        14,082        13,272        10,444        10,570
   7/31/2003        14,372        13,546        10,699        10,852
   8/31/2003        14,824        13,971        10,959        11,175
   9/30/2003        15,021        14,157        11,299        11,488
  10/31/2003        16,087        15,162        12,004        12,233
  11/30/2003        16,365        15,424        12,273        12,500
  12/31/2003        17,467        16,463        13,232        13,454
   1/31/2004        17,862        16,835        13,420        13,670
   2/29/2004        18,081        17,042        13,732        14,017
   3/31/2004        17,908        16,878        13,815         14104
   4/30/2004        17,397        16,397        13,514         13665
   5/31/2004        17,455        16,451        13,555         13696
   6/30/2004        17,745        16,724        13,875         14006
   7/31/2004        16,944        15,970        13,427         13598
   8/31/2004        17,095        16,112        13,489         13706
   9/30/2004        17,536        16,528        13,844         14147
  10/31/2004        18,046        17,009        14,317         14639
  11/30/2004        19,100        18,002        15,299         15655
  12/31/2004        19,847        18,709        15,971         16327

                              Average Annual Total Returns -- December 31, 2004
--------------------------------------------------------------------------------

                                                                     Since
                                             1 Year/8/ 5 Years/8/ Inception/8/
Class A (Inception 12/29/95)
Net Asset Value/1/                            13.60%      1.07%      7.91%
With Maximum Sales Charge/2/                   7.07      -0.12       7.20

Class B (Inception 12/29/95)
Net Asset Value/1/                            12.73       0.32       7.12
With CDSC/3/                                   7.73       0.00       7.12

Class C (Inception 12/29/95)
Net Asset Value/1/                            12.80       0.32       7.13
With CDSC/3/                                  11.80       0.32       7.13
----------------------------------------------------------------------------------------------------

                                                                     Since
Comparative Performance                       1 Year    5 Years   Inception/7/
MSCI ACWI ex-U.S. Index/5/                    21.36%      0.02%      5.60%
MSCI EAFE Index/4/                            20.70      -0.80       5.34
Morningstar Foreign Large Blend Fund Avg./6/  17.59      -2.93       5.78

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                Portfolio Facts
--------------------------------------------------------------------------------


                       % of Net Assets
                            as of
Fund Composition       12/31/04 6/30/04
---------------------------------------
Common Stocks            97.4    98.2
---------------------------------------
Short Term Investments
 and Other                2.6     1.8

                                   % of Net Assets
                                        as of
Ten Largest Holdings                  12/31/04
--------------------------------------------------
Royal Bank of Scotland Group PLC         1.8
--------------------------------------------------
Societe Generale, Class A                1.8
--------------------------------------------------
Canon, Inc.                              1.7
--------------------------------------------------
Novartis AG                              1.6
--------------------------------------------------
HBOS PLC                                 1.6
--------------------------------------------------
Johnson Electric Holdings, Ltd.          1.4
--------------------------------------------------
Total SA                                 1.3
--------------------------------------------------
Hutchison Whampoa, Ltd.                  1.3
--------------------------------------------------
Samsung Electronics Co., Ltd.            1.2
--------------------------------------------------
Eni-Ente Nazionale Idrocarburi SpA       1.2

                                   % of Net Assets
                                        as of
Five Largest Countries                12/31/04
--------------------------------------------------
United Kingdom                          19.0
--------------------------------------------------
Japan                                   18.7
--------------------------------------------------
France                                  13.9
--------------------------------------------------
Germany                                  7.2
--------------------------------------------------
Hong Kong                                5.8

 Portfolio holdings and asset allocations will vary.
Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Morgan Stanley Capital International Europe Australasia and Far East Index
    (MSCI EAFE) is an unmanaged index of common stocks traded outside the United States.
 /5/Morgan Stanley Capital International All Countries World Index ex-U.S.
    (MSCI ACWI ex-U.S. Index) is an unmanaged index of stock markets throughout the world excluding the United States.
 /6/Morningstar Foreign Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
 /7/The since-inception performance comparisons are calculated from 12/31/95. /8/Fund performance has been increased by expense waivers, without which performance would have been lower.
 Note: Effective 3/1/04, the fund changed from a multiple subadvisor format to its present format, with one subadvisor.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

                                                              Portfolio Profile
--------------------------------------------------------------------------------


Objective:
Seeks long-term capital appreciation
--------------------------------------------------------------------------------

Strategy:
Focuses on 15 to 20 stocks of mid- to largecap U.S. companies
--------------------------------------------------------------------------------

Inception Date:
March 15, 2001
--------------------------------------------------------------------------------

Managers:
William C. Nygren
Floyd J. Bellman
--------------------------------------------------------------------------------

Symbols:

                                 Class A NRSAX
                                 Class B NRSBX
                                 Class C NRSCX

--------------------------------------------------------------------------------

You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

                                                          Management Discussion
--------------------------------------------------------------------------------

Election uncertainty plus possible economic damage from high energy prices left stock prices trendless for most of 2004. However, optimism returned in the fourth quarter as oil prices retreated and the election outcome proved decisive. A strong rally followed, moving the market solidly into the black, although at a slower pace than in 2003.

After trailing its benchmark earlier in the year, Harris Associates Focused Value Fund gained significant ground during the fourth-quarter rally. Total return for the year ended December 31, 2004 was 10.77%, based on the net asset value of the fund's Class A shares. Performance was in line with the fund's benchmark, the Standard & Poor's 500 Index, which returned 10.88% for the period, but below the 12.91% average return on Morningstar's Large Value category.

CONSUMER DISCRETIONARY ISSUES BOOSTED RETURNS
We took advantage of attractive valuations in economically sensitive consumer stocks, a strategy that was rewarded as consumer confidence rebounded. A shift in its product mix contributed to profits for TJX, as the company expanded its offerings of accessories at its T.J. Maxx and Marshall's stores. Yum! Brands stabilized domestic operations at its Pizza Hut division, a unit that is seeing rapid growth in China. AutoNation, the country's largest retailer of new and used cars, continued to execute its strategy of growth by acquiring additional dealerships. AutoNation enjoys strong cash flow, conservative financial management, and large insider ownership -- all characteristics that fit our investment style. Black & Decker continued to execute its sound business strategy and was the portfolio's best performing stock for the year.

FINANCIAL, HEALTHCARE, AND MEDIA COMPANIES ALSO ADVANCED
Washington Mutual, a banking and mortgage company, recovered after shaking off a mid-year earnings shortfall. In healthcare, we took advantage of low prices to increase our position in Omnicare, which provides pharmaceutical care for seniors in nursing homes and other facilities; shares recovered after a stretch of sluggish performance. Hospira, a leader in the growing market for injectable and other drug delivery systems, rose as investors sought alternatives to the beleaguered pharmaceutical industry.

Media and cable companies rebounded as investors recognized the sector's improving prospects; performance had sagged following the collapse of Adelphia (not in the portfolio). Fund holdings in Time Warner and Liberty Media performed well. We increased exposure to Time Warner opportunistically during the year. Cablevision, a new addition, also rose. We were attracted to Cablevision because of its valuation, cash flow, and talented management team.

COMPANY-SPECIFIC PROBLEMS AND LOW ENERGY WEIGHTING HURT RESULTS
First Data Corporation, a leading processor of credit and debit card transactions, was disappointing. Issues remain in its efforts to work through the acquisition of Concord EFS. There was also some customer defection as contracts came up for renewal. We retained our position based on our assessment of the company's intrinsic value.

H&R Block suffered a moderate decline. The mortgage division, which prospered while home sales boomed and rates were low, recently saw some erosion. Competition in the tax preparation market and migration of customers to electronic tax filing were other factors.

Although oil and gas exploration company Burlington Resources rose, the fund's lack of significant exposure to such strong sectors as energy, materials, and utilities hurt its 2004 performance comparisons.

PORTFOLIO SHIFTS CREATED OPPORTUNITY, POSITIONED FOR CONTINUED PROGRESS
During the year we eliminated Sprint and SunGard. We also increased the fund's holdings in Omnicare and Time Warner, and added Cablevision, as mentioned above.

We see potential for satisfactory returns continuing into 2005. During the market's sideways trend, we built a high-quality portfolio that we believe is positioned to reward shareholders as the economy moves forward. In the meantime, we are finding more stocks we feel are undervalued among large-cap issues than in the mid-sized companies that we sometimes emphasize.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

                                   Investment Results through December 31, 2004
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

 LOGO

                              Average Annual Total Returns -- December 31, 2004
--------------------------------------------------------------------------------

                                       Since
                             1 Year Inception/7/
Class A (Inception 3/15/01)
Net Asset Value/1/           10.77%    7.28%
With Maximum Sales Charge/2/  4.40     5.62

Class B (Inception 3/15/01)
Net Asset Value/1/            9.87     6.47
With CDSC/3/                  4.87     5.81

Class C (Inception 3/15/01)
Net Asset Value/1/            9.87     6.47
With CDSC/3/                  8.87     6.47

--------------------------------------------------------------------------------

                                               Since
Comparative Performance              1 Year Inception/6/
S&P 500 Index/4/                     10.88%    2.85%
Morningstar Large Value Fund Avg./5/ 12.91     4.65

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                Portfolio Facts
--------------------------------------------------------------------------------


                       % of Net Assets
                            as of
Fund Composition       12/31/04 6/30/04
---------------------------------------
Common Stocks            90.6    92.5
---------------------------------------
Short Term Investments
 and Other                9.4     7.5

                           % of Net Assets
                                as of
Ten Largest Holdings          12/31/04
------------------------------------------
Washington Mutual, Inc.         15.3
------------------------------------------
Yum! Brands, Inc.                6.7
------------------------------------------
H&R Block, Inc.                  6.6
------------------------------------------
Time Warner, Inc.                5.0
------------------------------------------
RR Donnelley & Sons Co.          4.9
------------------------------------------
First Data Corp.                 4.6
------------------------------------------
Black & Decker Corp.             4.4
------------------------------------------
Omnicare, Inc.                   4.3
------------------------------------------
Burlington Resources, Inc.       4.3
------------------------------------------
TJX Cos., Inc.                   4.2

                           % of Net Assets
                                as of
Five Largest Industries       12/31/04
------------------------------------------
Savings & Loans                 15.3
------------------------------------------
Commercial Services             14.5
------------------------------------------
Retail                          13.5
------------------------------------------
Media                           11.5
------------------------------------------
Pharmaceuticals                 11.3

 Portfolio holdings and asset allocations will vary.
Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/S&P 500 Index is an unmanaged index of U.S. common stocks.
 /5/Morningstar Large Value Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
 /6/The since-inception performance comparisons are calculated from 3/31/01. /7/Fund performance has been increased by expense waivers, without which performance would have been lower.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

                                                              Portfolio Profile
--------------------------------------------------------------------------------



Objective:
Seeks opportunities for long-term capital growth and income
--------------------------------------------------------------------------------

Strategy:
Invests primarily in common stock of large- and mid-cap companies in any industry
--------------------------------------------------------------------------------

Inception Date:
May 6, 1931
--------------------------------------------------------------------------------

Managers:
Robert M. Levy
Edward S. Loeb
Michael J. Mangan
--------------------------------------------------------------------------------

Symbols:

                                 Class A NEFOX
                                 Class B NEGBX
                                 Class C NECOX
                                 Class Y NEOYX

--------------------------------------------------------------------------------

You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market during any given period.

                                                          Management Discussion
--------------------------------------------------------------------------------

After lacking direction for much of 2004, U.S stock markets moved into the black in the fourth quarter. A decisive outcome to the presidential election, a decline in oil prices, and strong corporate earnings prospects all helped improve investor confidence. However, the market's gains for the year fell short of 2003's results.

For the 12 months ended December 31, 2004, Harris Associates Large Cap Value Fund provided a total return of 9.14% based on the net asset value of Class A shares. The fund's results trailed its benchmark, the Russell 1000 Value Index, which returned 16.49%, but it was within a percentage point of the 9.96% average return on the funds in Morningstar's Large Blend category.

CONSUMER STOCKS REFLECTED THE ECONOMIC UPTURN
McDonald's continued its energetic turnaround. We purchased shares at a time when sales were weak and market share was eroding. Since then, upheaval in the executive suite has not disrupted the successful change in strategy that emphasizes service and quality over growth via expansion. McDonald's has also returned excess capital to its shareholders, including higher dividends and a share repurchase program.

We purchased home products conglomerate Masco when its valuation seemed too low given the wide acceptance of the company's products. Expanding earnings have driven shares higher, as Masco's high market share brands, including Delta and Peerless faucets, continue to prosper. Strength in housing also boosted results at Home Depot, as new management has created a more efficient organization through centralized buying, better communications, and other measures. Cruise-ship operator Carnival had a large gain, as the travel industry continued to prosper. Although The Gap was down moderately, we are looking past short-term disappointments and are pleased with the company's overall progress.

Separately, Xerox advanced further, as it continues to pay down debt and introduce new products.

MOST MEDIA AND FINANCIAL HOLDINGS WERE POSITIVE
Liberty Media, whose cable properties include QVC and Discovery, rose late in the year after splitting into domestic and international units; both performed well. Investors upped their assessment of Time Warner and welcomed a move at the AOL division toward developing more advertising revenue and away from subscriber growth. Washington Mutual's shares rose after shaking off a mid-year earnings disappointment. Global ad agency Interpublic was an exception to the positive trend among media stocks. New management has failed to revitalize the firm, despite improving conditions in the advertising business.

LOW EXPOSURE TO ENERGY, UTILITIES, AND OTHER INDUSTRIES HURT PERFORMANCE COMPARISONS
Results trailed the benchmark chiefly because we were underweight in energy and utilities, as well as in the industrial, materials, and commodity sectors. Our style is to invest in companies when we believe the products or services they offer are out of favor or undervalued, and these industry groups performed well in 2004. They also had a strong, positive influence on the fund's benchmark. The fund benefited from its position in Burlington Resources, an energy exploration company, but our position was relatively small, which diluted its effect on the fund.

HEALTHCARE COMPANIES BROUGHT MIXED RESULTS
Among major drug makers, Merck's withdrawal of its Vioxx arthritis treatment drove shares down sharply. Bristol-Myers Squibb's shares also declined. We eliminated Cardinal Health, a distributor of pharmaceutical products, when shares rebounded after the company was cleared of accounting charges. Abbott Laboratories and Johnson & Johnson both showed gains, despite weakness in the sector. We believe the current negative tone may not reflect the underlying strength of many healthcare companies.

OUTLOOK IS FOR MODEST GAINS IN 2005
We believe corporate profits may expand further next year, but the muted market gains of 2004 could foreshadow a slowing rate of economic expansion. Nonetheless, the potential for satisfactory returns remains. We think the economy will succeed in absorbing moderate interest rate increases in 2005. We also feel that the anxiety over the dollar's weakness is overdone.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

                                   Investment Results through December 31, 2004
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

                  December 31, 1994 through December 31, 2004

                    Net Asset        Maximum Sales      Russell 1000
                     Value/1/          Charge/2/       Value Index/4/
                   -----------       -------------     --------------
12/31/1994          $10,000             $ 9,425           $10,000
 1/31/1995           10,250               9,661            10,308
 2/28/1995           10,588               9,979            10,716
 3/31/1995           10,883              10,257            10,952
 4/30/1995           11,215              10,570            11,298
 5/31/1995           11,579              10,913            11,772
 6/30/1995           11,850              11,169            11,932
 7/31/1995           12,265              11,559            12,347
 8/31/1995           12,379              11,667            12,522
 9/30/1995           12,922              12,179            12,975
10/31/1995           12,794              12,059            12,846
11/30/1995           13,222              12,461            13,496
12/31/1995           13,512              12,735            13,836
 1/31/1996           13,935              13,134            14,267
 2/29/1996           14,011              13,205            14,375
 3/31/1996           14,081              13,271            14,619
 4/30/1996           14,127              13,315            14,675
 5/31/1996           14,343              13,519            14,859
 6/30/1996           14,036              13,229            14,871
 7/31/1996           13,339              12,572            14,309
 8/31/1996           13,659              12,873            14,718
 9/30/1996           14,358              13,533            15,303
10/31/1996           14,800              13,949            15,895
11/30/1996           16,116              15,190            17,047
12/31/1996           15,837              14,927            16,830
 1/31/1997           16,625              15,669            17,646
 2/28/1997           16,831              15,863            17,905
 3/31/1997           16,099              15,173            17,261
 4/30/1997           16,945              15,971            17,986
 5/31/1997           18,032              16,995            18,991
 6/30/1997           18,915              17,827            19,806
 7/31/1997           20,107              18,951            21,296
 8/31/1997           19,534              18,410            20,537
 9/30/1997           20,739              19,546            21,778
10/31/1997           19,831              18,690            21,170
11/30/1997           20,685              19,496            22,106
12/31/1997           21,132              19,917            22,751
 1/31/1998           21,257              20,034            22,429
 2/28/1998           22,964              21,643            23,939
 3/31/1998           24,259              22,864            25,404
 4/30/1998           24,382              22,980            25,573
 5/31/1998           24,051              22,668            25,194
 6/30/1998           25,056              23,615            25,517
 7/31/1998           24,670              23,252            25,067
 8/31/1998           20,940              19,736            21,336
 9/30/1998           21,983              20,719            22,561
10/31/1998           23,570              22,215            24,309
11/30/1998           24,640              23,223            25,441
12/31/1998           26,188              24,682            26,307
 1/31/1999           26,947              25,398            26,517
 2/28/1999           26,300              24,788            26,143
 3/31/1999           26,663              25,130            26,684
 4/30/1999           28,244              26,620            29,176
 5/31/1999           28,117              26,501            28,855
 6/30/1999           28,995              27,327            29,693
 7/31/1999           28,139              26,521            28,824
 8/31/1999           27,759              26,163            27,754
 9/30/1999           26,635              25,104            26,784
10/31/1999           27,703              26,110            28,326
11/30/1999           27,784              26,186            28,104
12/31/1999           28,667              27,019            28,240
 1/31/2000           27,171              25,608            27,319
 2/29/2000           26,255              24,745            25,289
 3/31/2000           28,387              26,755            28,375
 4/30/2000           27,919              26,313            28,045
 5/31/2000           27,059              25,503            28,340
 6/30/2000           27,413              25,837            27,045
 7/31/2000           27,246              25,679            27,384
 8/31/2000           29,074              27,402            28,907
 9/30/2000           27,745              26,150            29,172
10/31/2000           27,823              26,223            29,889
11/30/2000           26,165              24,660            28,779
12/31/2000           26,570              25,043            30,221
 1/31/2001           26,589              25,060            30,337
 2/28/2001           25,010              23,572            29,494
 3/31/2001           23,604              22,247            28,451
 4/30/2001           25,530              24,062            29,847
 5/31/2001           25,568              24,098            30,517
 6/30/2001           24,681              23,262            29,840
 7/31/2001           23,835              22,464            29,777
 8/31/2001           22,371              21,085            28,584
 9/30/2001           20,503              19,324            26,572
10/31/2001           21,235              20,014            26,344
11/30/2001           22,739              21,431            27,875
12/31/2001           22,700              21,395            28,532
 1/31/2002           22,584              21,286            28,312
 2/28/2002           21,986              20,722            28,357
 3/31/2002           22,584              21,285            29,699
 4/30/2002           21,947              20,685            28,680
 5/31/2002           21,850              20,594            28,824
 6/30/2002           20,539              19,358            27,169
 7/31/2002           19,229              18,123            24,644
 8/31/2002           19,710              18,576            24,830
 9/30/2002           17,051              16,070            22,069
10/31/2002           17,687              16,670            23,704
11/30/2002           18,881              17,795            25,197
12/31/2002           18,148              17,105            24,103
 1/31/2003           17,705              16,687            23,519
 2/28/2003           17,146              16,160            22,892
 3/31/2003           17,358              16,360            22,930
 4/30/2003           18,995              17,903            24,949
 5/31/2003           20,422              19,248            26,559
 6/30/2003           20,865              19,665            26,891
 7/31/2003           20,673              19,484            27,292
 8/31/2003           21,368              20,139            27,717
 9/30/2003           20,906              19,704            27,446
10/31/2003           21,889              20,630            29,126
11/30/2003           22,659              21,356            29,521
12/31/2003           23,604              22,247            31,341
 1/31/2004           23,779              22,411            31,892
 2/29/2004           24,337              22,938            32,576
 3/31/2004           23,972              22,594            32,290
 4/30/2004           23,972              22,594            31,501
 5/31/2004           23,992              22,612            31,823
 6/30/2004           24,339              22,940            32,574
 7/31/2004           23,454              22,105            32,116
 8/31/2004           23,568              22,213            32,572
 9/30/2004           23,568              22,213            33,077
10/31/2004           24,070              22,686            33,627
11/30/2004           24,725              23,303            35,327
12/31/2004           25,756              24,269            36,510


                              Average Annual Total Returns -- December 31, 2004
--------------------------------------------------------------------------------

                                                                 Since
                             1 Year/7/ 5 Years/7/ 10 Years/7/ Inception/7/
Class A (Inception 5/6/31)
Net Asset Value/1/             9.14%     -2.12%      9.92%         --
With Maximum Sales Charge/2/   2.85      -3.27       9.27          --

Class B (Inception 9/13/93)
Net Asset Value/1/             8.42      -2.84       9.13          --
With CDSC/3/                   3.42      -3.22       9.13          --

Class C (Inception 5/1/95)
Net Asset Value/1/             8.34      -2.84         --        8.20%
With CDSC/3/                   7.34      -2.84         --        8.20

Class Y (Inception 11/18/98)
Net Asset Value/1/             9.57      -1.62         --        1.47

--------------------------------------------------------------------------------

                                                                Since        Since
                                                               Class C      Class Y
Comparative Performance              1 Year 5 Years 10 Years Inception/6/ Inception/6/
Russell 1000 Value Index/4/          16.49%   5.27%  13.83%     12.54%       6.12%
Morningstar Large Blend Fund Avg./5/  9.96   -1.77   10.42       9.24        2.46

All returns represents past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                Portfolio Facts
--------------------------------------------------------------------------------


                       % of Net Assets
                            as of
Fund Composition       12/31/04 6/30/04
---------------------------------------
Common Stocks            97.3    94.1
---------------------------------------
Short Term Investments
 and Other                2.7     5.9

                               % of Net Assets
                                    as of
Ten Largest Holdings              12/31/04
----------------------------------------------
Liberty Media Corp., Class A         4.0
----------------------------------------------
Washington Mutual, Inc.              4.0
----------------------------------------------
Time Warner, Inc.                    3.6
----------------------------------------------
McDonald's Corp.                     3.6
----------------------------------------------
Home Depot, Inc.                     3.5
----------------------------------------------
Comcast Corp., Special Class A       3.3
----------------------------------------------
Masco Corp.                          3.2
----------------------------------------------
Xerox Corp.                          3.2
----------------------------------------------
JPMorgan Chase & Co.                 3.0
----------------------------------------------
Diageo PLC, Sponsored ADR            3.0

                               % of Net Assets
                                    as of
Five Largest Industries           12/31/04
----------------------------------------------
Media                               17.8
----------------------------------------------
Retail                              15.5
----------------------------------------------
Diversified Financial Services       8.2
----------------------------------------------
Food                                 7.3
----------------------------------------------
Beverages                            6.7

 Portfolio holdings and asset allocations will vary.
Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 1000 Value Index is an unmanaged index of the largest 1,000 U.S.
    companies within the Russell 3000 with lower price-to-book ratios and lower forecasted growth values.
 /5/Morningstar Large Blend Fund Average is the average performance of funds with similar investment objectives without sales charges, as calculated by Morningstar, Inc.
 /6/The since-inception performance comparisons for each Class of shares are calculated as follows: Class C from 5/31/95 and Class Y from 11/30/98. /7/Fund performance has been increased by expense waivers, without which performance would have been lower.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

                                                              Portfolio Profile
--------------------------------------------------------------------------------


Objective:
Seeks capital appreciation
--------------------------------------------------------------------------------

Strategy:
Invests in small capitalization companies with a focus on absolute return using a bottom up value oriented investment process
--------------------------------------------------------------------------------

Inception Date:
December 31, 1996
--------------------------------------------------------------------------------

Managers:
Mark J. Roach
Chris D. Wallis
Scott J. Weber
--------------------------------------------------------------------------------

Symbols:

                                 Class A NEFJX
                                 Class B NEJBX
                                 Class C NEJCX

--------------------------------------------------------------------------------

You Should Know:
Investing in small cap stocks carries special risk, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

                                                          Management Discussion
--------------------------------------------------------------------------------


Vaughan Nelson Small Cap Value Fund provided a total return of 15.28% in 2004, based on the net asset value of Class A shares. The fund lagged both its benchmark, the Russell 2000 Value Index, which returned 22.25% for the year, and the 20.58% average return on the funds in Morningstar's Small Value category.

Small-cap value stocks led the market's rise in 2004, as they had in 2003, presenting us with challenges as we searched for attractively priced prospects to help reshape the portfolio when we began managing it in March. Declining markets provide better opportunities for value-oriented investors than periods when prices are rising, and we strive to provide investors with above-average results through full market cycles - the ups and the downs.

STOCK SELECTION HELPED MORE THAN SECTOR ALLOCATION
Rising oil prices caused energy stocks to do well, and one of the fund's best performers in 2004 was Southwestern Energy. However, the strong performance of this oil and gas explorer/producer had more to do with the fact that the company had assets for which it had not been properly credited. Once this oversight came to light, the stock price rose strongly. Some coal assets owned by Walter Industries, a diversified company that is actively expanding its coal production business, were significantly repriced during the year, causing the stock price to climb.

Another strong performer for the fund was MTS Systems, a unique company with a dominant share of a niche market and virtually no debt. The Mechanical Testing and Simulation (MTS) division makes systems that help manufacturers with design and development work, as well as helping them trim manufacturing costs. This division also provides customized systems for simulation and manufacturing of such high-end products as aircraft and suspension systems.

UNDERWEIGHT IN FINANCIAL SECTOR AND SOME INDIVIDUAL STOCKS HURT
Financial stocks did well during 2004. Although the portfolio included some banks and other financial companies that appreciated, the fund was underweight in this sector relative to the benchmark, which hurt our performance comparisons.

Stocks that performed poorly were from different industries. For example, Graftech did well for the fund early in the year, but the stock price began to slide in March when it became apparent that analysts had overestimated the company's earnings prospects. We sold the stock even though Graftech has a profitable business selling graphite to steel manufacturers. However, we are following it with a view to possibly buying it again if the price weakens further.

The share price of Navigant International declined when this corporate travel agency trimmed its earnings forecast slightly. We believe this was a one-time event and we continue to hold the stock. Hypercom provides point-of-sale electronic payment solutions to customers internationally as well as domestically. The business is doing well, cash flow is brisk and the company has no debt, but the weakness of the U.S. dollar impacted its earnings estimates. We are not currently planning to add to the position, and if the dollar weakens further we will consider selling it.

VALUATIONS OF SMALL-CAP VERSUS LARGE-CAP STOCKS APPEAR TO BE NEAR PARITY
After a long run of strong performance by small-cap stocks, it is natural to wonder whether the market may be ready to shift. In our opinion, valuations of small-cap versus large-cap stocks are about equal right now; neither is significantly over- or under-valued. We do not anticipate major gains in 2005, but our long-term outlook is positive. We believe 2005 earnings may already be reflected in current stock prices, and the first half is likely to see the markets rise and fall in a range of about 5%. However, once analysts begin to factor in 2006 earnings forecasts, we believe double-digit returns may become possible again.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

                                   Investment Results through December 31, 2004
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

            December 31, 1996 (inception) through December 31, 2004

                Net Asset    Maximum Sales      Russell 2000     Russell 2000
                Value/1/       Charge/2/          Index/4/      Value Index/5/
               -----------   -------------     --------------   ---------------
12/31/1996      $10,000         $ 9,425           $10,000           $10,000
 1/31/1997       10,192           9,606            10,200            10,154
 2/28/1997        9,920           9,349             9,953            10,250
 3/31/1997        9,351           8,814             9,483             9,975
 4/30/1997        9,264           8,731             9,509            10,122
 5/31/1997       10,447           9,847            10,567            10,928
 6/30/1997       11,040          10,405            11,020            11,481
 7/31/1997       11,784          11,106            11,533            11,963
 8/31/1997       12,104          11,408            11,797            12,153
 9/30/1997       13,160          12,403            12,660            12,961
10/31/1997       12,672          11,943            12,104            12,608
11/30/1997       12,375          11,664            12,026            12,746
12/31/1997       12,696          11,966            12,236            13,178
 1/31/1998       12,340          11,631            12,043            12,940
 2/28/1998       13,348          12,581            12,934            13,722
 3/31/1998       14,125          13,313            13,467            14,279
 4/30/1998       13,994          13,189            13,542            14,349
 5/31/1998       13,135          12,379            12,812            13,841
 6/30/1998       13,341          12,574            12,839            13,763
 7/31/1998       12,300          11,593            11,800            12,685
 8/31/1998        9,624           9,070             9,509            10,699
 9/30/1998       10,294           9,702            10,253            11,303
10/31/1998       10,749          10,131            10,671            11,638
11/30/1998       11,758          11,082            11,230            11,953
12/31/1998       12,957          12,212            11,925            12,328
 1/31/1999       13,231          12,470            12,083            12,048
 2/28/1999       12,122          11,425            11,105            11,226
 3/31/1999       12,957          12,212            11,278            11,133
 4/30/1999       13,934          13,133            12,289            12,150
 5/31/1999       13,818          13,024            12,468            12,523
 6/30/1999       14,968          14,107            13,032            12,976
 7/31/1999       14,785          13,935            12,674            12,668
 8/31/1999       14,654          13,811            12,205            12,205
 9/30/1999       15,061          14,195            12,208            11,961
10/31/1999       16,203          15,271            12,257            11,722
11/30/1999       18,066          17,027            12,989            11,783
12/31/1999       21,430          20,198            14,460            12,145
 1/31/2000       21,402          20,172            14,227            11,827
 2/29/2000       26,682          25,148            16,577            12,550
 3/31/2000       25,666          24,190            15,484            12,609
 4/30/2000       22,655          21,352            14,552            12,684
 5/31/2000       20,815          19,619            13,704            12,490
 6/30/2000       22,508          21,213            14,899            12,855
 7/31/2000       20,925          19,722            14,419            13,283
 8/31/2000       23,526          22,174            15,520            13,877
 9/30/2000       22,776          21,466            15,063            13,799
10/31/2000       20,858          19,659            14,391            13,750
11/30/2000       17,223          16,232            12,914            13,470
12/31/2000       18,811          17,729            14,023            14,917
 1/31/2001       19,631          18,502            14,753            15,329
 2/28/2001       17,102          16,119            13,785            15,307
 3/31/2001       15,472          14,583            13,111            15,062
 4/30/2001       17,023          16,044            14,136            15,759
 5/31/2001       17,375          16,376            14,484            16,164
 6/30/2001       17,968          16,934            14,984            16,815
 7/31/2001       16,737          15,774            14,173            16,438
 8/31/2001       15,711          14,807            13,715            16,381
 9/30/2001       13,216          12,456            11,869            14,572
10/31/2001       14,116          13,304            12,563            14,953
11/30/2001       15,358          14,475            13,536            16,028
12/31/2001       16,544          15,593            14,371            17,009
 1/31/2002       16,157          15,228            14,222            17,235
 2/28/2002       14,869          14,014            13,832            17,340
 3/31/2002       16,191          15,260            14,944            18,638
 4/30/2002       15,815          14,906            15,080            19,294
 5/31/2002       15,051          14,186            14,411            18,656
 6/30/2002       14,049          13,241            13,696            18,243
 7/31/2002       11,929          11,243            11,627            15,533
 8/31/2002       11,917          11,232            11,598            15,463
 9/30/2002       10,823          10,201            10,765            14,359
10/31/2002       11,382          10,727            11,110            14,575
11/30/2002       12,259          11,554            12,101            15,738
12/31/2002       11,450          10,792            11,428            15,066
 1/31/2003       10,812          10,190            11,111            14,641
 2/28/2003       10,436           9,836            10,776            14,149
 3/31/2003       10,459           9,857            10,914            14,300
 4/30/2003       11,462          10,803            11,949            15,659
 5/31/2003       12,636          11,909            13,232            17,257
 6/30/2003       13,114          12,360            13,471            17,550
 7/31/2003       13,970          13,166            14,314            18,425
 8/31/2003       14,688          13,843            14,970            19,125
 9/30/2003       14,254          13,435            14,694            18,906
10/31/2003       15,279          14,401            15,928            20,447
11/30/2003       15,724          14,820            16,493            21,232
12/31/2003       15,883          14,969            16,828            22,000
 1/31/2004       16,497          15,549            17,559            22,761
 2/29/2004       16,407          15,463            17,716            23,201
 3/31/2004       16,441          15,496            17,881            23,522
 4/30/2004       15,734          14,829            16,970            22,306
 5/31/2004       15,791          14,883            17,240            22,575
 6/30/2004       16,610          15,655            17,966            23,721
 7/31/2004       15,893          14,979            16,756            22,631
 8/31/2004       15,734          14,829            16,670            22,853
 9/30/2004       16,292          15,355            17,452            23,757
10/31/2004       16,520          15,570            17,796            24,126
11/30/2004       17,774          16,752            19,340            26,267
12/31/2004       18,309          17,260            19,912            26,894


                              Average Annual Total Returns -- December 31, 2004
--------------------------------------------------------------------------------

                                              Since
                             1 Year 5 Years Inception
Class A (Inception 12/31/96)
Net Asset Value/1/           15.28%  -3.10%   7.85%
With Maximum Sales Charge/2/  8.65   -4.24    7.06

Class B (Inception 12/31/96)
Net Asset Value/1/           14.45   -3.84    7.04
With CDSC/3/                  9.45   -4.15    7.04

Class C (Inception 12/31/96)
Net Asset Value/1/           14.44   -3.83    7.05
With CDSC/3/                 13.44   -3.83    7.05

--------------------------------------------------------------------------------

                                                      Since
Comparative Performance              1 Year 5 Years Inception
Russell 2000 Index/4/                18.33%   6.61%    8.99%
Russell 2000 Value Index/5/          22.25   17.23    13.16
Morningstar Small Value Fund Avg./6/ 20.58   15.81    12.36

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                Portfolio Facts
--------------------------------------------------------------------------------


                       % of Net Assets
                            as of
Fund Composition       12/31/04 6/30/04
---------------------------------------
Common Stocks            98.6    94.6
---------------------------------------
Short Term Investments
 and Other                1.4     5.4

                                      % of Net Assets
                                           as of
Ten Largest Holdings                     12/31/04
-----------------------------------------------------
iShares Russell 2000 Value Index Fund       3.7
-----------------------------------------------------
Regis Corp.                                 2.6
-----------------------------------------------------
Healthcare Services Group, Inc.             2.4
-----------------------------------------------------
DRS Technologies, Inc.                      2.2
-----------------------------------------------------
Raymond James Financial, Inc.               2.0
-----------------------------------------------------
Consolidated Graphics, Inc.                 1.9
-----------------------------------------------------
Ashford Hospitality Trust, Inc.             1.9
-----------------------------------------------------
Infinity Property & Casualty Corp.          1.9
-----------------------------------------------------
Triad Hospitals, Inc.                       1.8
-----------------------------------------------------
MB Financial, Inc.                          1.8

                                      % of Net Assets
                                           as of
Five Largest Industries                  12/31/04
-----------------------------------------------------
Banks                                       8.2
-----------------------------------------------------
Commercial Services                         7.9
-----------------------------------------------------
Retail                                      7.5
-----------------------------------------------------
Transportation                              5.9
-----------------------------------------------------
Aerospace & Defense                         5.7

 Portfolio holdings and asset allocations will vary.
Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 2000 Index is an unmanaged index measuring the stock price performance of the 2,000 smallest companies within the Russell 3000 Index. /5/The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
 /6/Morningstar Small Value Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
 Note: The fund changed its benchmark from the Russell 2000 to the Russell 2000 Value Index because the advisor believes the latter is more representative of the types of stocks in which the fund can invest. Also, effective 3/1/04, the fund changed from a multiple subadvisor format to its present format, with one subadvisor.

                         WESTPEAK CAPITAL GROWTH FUND

                                                              Portfolio Profile
--------------------------------------------------------------------------------


Objective:
Seeks long-term growth of capital
--------------------------------------------------------------------------------

Strategy:
Invests primarily in common stocks of large- and mid-cap companies in any industry
--------------------------------------------------------------------------------

Inception Date:
August 3, 1992
--------------------------------------------------------------------------------

Manager:
Westpeak Global Advisors, L.P.
Team Management
--------------------------------------------------------------------------------

Symbols:

                                 Class A NEFCX
                                 Class B NECBX
                                 Class C NECGX

--------------------------------------------------------------------------------

You Should Know:
Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations.

                                                          Management Discussion
--------------------------------------------------------------------------------

Value stocks continued to outperform growth stocks in 2004, most notably during the latter part of the year, when the Federal Reserve Board's actions seemed to energize the markets, triggering a wave of speculation among depressed stocks. Prices of higher quality, profitable companies -- which this fund seeks to emphasize -- tended to lag lower-quality, more speculative issues.

For 2004, the total return on Westpeak Capital Growth Fund was 5.15% based on the net asset value of Class A shares. The fund trailed both its benchmark, the broad-based Russell 1000 Growth Index, which returned 6.30%, and the 7.64% average return on the funds in Morningstar's Large Growth category.

ENERGY AND INDUSTRIAL PARTS WERE STRONG, TECHNOLOGY STRUGGLED
As oil prices rose throughout most of 2004, the fund's energy stocks did well, especially companies with large energy reserves, like Southwestern Energy Company, and Baker Hughes, which provides products and services to energy exploration companies. In addition, the fund benefited from its position in Energizer Holdings, hotels (including Harrah's Entertainment), and medical products. However, the technology sector continued to lag, as it has for the past few years. Some of the country's most prestigious technology companies are among the fund's largest holdings.

FUND'S BEST PERFORMERS INCLUDED HEALTHCARE COMPANIES AND AN INTERNET STOCK
We had built up the fund's holdings in UnitedHealth Group before the beginning of the year, and our emphasis in the stock of this healthcare services company was a positive. The fund's long-term position in Becton Dickinson, a profitable manufacturer of medical supplies, was another positive. Although we sold the fund's holdings in Internet services provider Infospace when the company's earnings outlook dimmed, the stock did well for the fund while it was in the portfolio.

LEADING TECHNOLOGY COMPANIES AND A PHARMACEUTICAL GIANT WERE BIGGEST DETRACTORS Intel Corp, a renowned semiconductor manufacturer, has been in the portfolio for several years and is among the fund's largest holdings. Although the stock underperformed the benchmark in 2004, it did better than most semiconductor stocks and we believe it is still highly attractive. Another major holding, Cisco Systems, has also been in the portfolio for some time and it, too, underperformed, especially during the third quarter. However, Cisco remains a profitable company and we believe it is attractively valued relative to its future prospects, so we continue to hold the stock.

We trimmed the fund's position in Pfizer, which had been the fund's largest holding, when negative headlines about one of its drugs, Celebrex, drove down the share price of this premier pharmaceutical company. Celebrex is just one drug in a broad array of prescription medicines Pfizer offers for human and animal healthcare. We believe the price decline might turn out to have been an overreaction, so we continue to hold a reduced position in Pfizer.

FUND IS POSITIONED IN ANTICIPATION OF SECTOR ROTATION IN 2005
As we enter 2005, the fund's largest sectors include technology, with particular emphasis on the computer software and hardware industries. We also favor the aerospace and defense industries. In addition, we are emphasizing interest-sensitive companies in financial services, asset management and the construction business. If the Federal Reserve Board's more restrictive monetary policies slow the economy, growth stocks in general, and technology stocks in particular, may enjoy a period of renewed investor interest. Bargain hunting may give way to a search for companies whose earnings are relatively independent of the economic cycle. Stocks of quality companies, like those featured in the fund's portfolio, may come back into their own.

                         WESTPEAK CAPITAL GROWTH FUND

                                   Investment Results through December 31, 2004
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

                  December 31, 1994 through December 31, 2004

                      Net Asset          Maximum Sales         Russell 1000
                       Value/1/            Charge/2/          Growth Index/4/
                     -----------         -------------        ---------------
12/31/1994             $10,000              $ 9,425               $10,000
 1/31/1995              10,080                9,500                10,214
 2/28/1995              10,479                9,877                10,642
 3/31/1995              10,825               10,203                10,952
 4/30/1995              10,992               10,360                11,192
 5/31/1995              11,298               10,649                11,581
 6/30/1995              12,051               11,358                12,028
 7/31/1995              12,591               11,867                12,528
 8/31/1995              12,817               12,080                12,542
 9/30/1995              13,251               12,489                13,120
10/31/1995              13,040               12,290                13,129
11/30/1995              13,357               12,589                13,639
12/31/1995              13,078               12,326                13,718
 1/31/1996              13,320               12,554                14,176
 2/29/1996              13,667               12,881                14,436
 3/31/1996              13,539               12,760                14,454
 4/30/1996              14,213               13,396                14,834
 5/31/1996              14,639               13,798                15,353
 6/30/1996              14,440               13,610                15,374
 7/31/1996              13,445               12,672                14,473
 8/31/1996              13,956               13,154                14,847
 9/30/1996              15,115               14,245                15,928
10/31/1996              15,107               14,238                16,024
11/30/1996              15,859               14,947                17,227
12/31/1996              15,304               14,424                16,889
 1/31/1997              16,170               15,241                18,074
 2/28/1997              15,726               14,822                17,952
 3/31/1997              14,551               13,714                16,980
 4/30/1997              15,178               14,305                18,108
 5/31/1997              16,512               15,563                19,414
 6/30/1997              16,973               15,997                20,191
 7/31/1997              18,165               17,120                21,977
 8/31/1997              17,331               16,334                20,691
 9/30/1997              17,854               16,828                21,709
10/31/1997              17,133               16,148                20,907
11/30/1997              17,582               16,571                21,795
12/31/1997              17,942               16,911                22,039
 1/31/1998              18,086               17,046                22,698
 2/28/1998              19,326               18,215                24,405
 3/31/1998              20,190               19,029                25,378
 4/30/1998              20,550               19,368                25,729
 5/31/1998              20,054               18,901                24,999
 6/30/1998              21,097               19,884                26,530
 7/31/1998              20,899               19,697                26,355
 8/31/1998              17,580               16,569                22,399
 9/30/1998              18,635               17,564                24,120
10/31/1998              19,997               18,847                26,059
11/30/1998              21,197               19,978                28,041
12/31/1998              23,156               21,824                30,569
 1/31/1999              24,320               22,922                32,364
 2/28/1999              22,954               21,634                30,886
 3/31/1999              23,459               22,110                32,512
 4/30/1999              23,918               22,543                32,554
 5/31/1999              23,481               22,131                31,553
 6/30/1999              24,725               23,304                33,764
 7/31/1999              24,176               22,786                32,691
 8/31/1999              24,389               22,987                33,225
 9/30/1999              24,033               22,651                32,527
10/31/1999              25,708               24,230                34,983
11/30/1999              26,472               24,949                36,871
12/31/1999              28,886               27,225                40,705
 1/31/2000              27,257               25,689                38,797
 2/29/2000              28,393               26,761                40,693
 3/31/2000              30,668               28,904                43,606
 4/30/2000              29,757               28,046                41,531
 5/31/2000              28,367               26,736                39,440
 6/30/2000              30,236               28,498                42,429
 7/31/2000              29,453               27,760                40,660
 8/31/2000              31,757               29,931                44,342
 9/30/2000              28,822               27,165                40,147
10/31/2000              27,822               26,222                38,247
11/30/2000              24,069               22,685                32,609
12/31/2000              23,243               21,907                31,578
 1/31/2001              24,357               22,956                33,759
 2/28/2001              21,049               19,839                28,028
 3/31/2001              19,085               17,988                24,978
 4/30/2001              21,666               20,420                28,137
 5/31/2001              21,419               20,187                27,723
 6/30/2001              21,084               19,872                27,081
 7/31/2001              19,971               18,823                26,404
 8/31/2001              18,363               17,308                24,245
 9/30/2001              16,478               15,530                21,824
10/31/2001              17,236               16,244                22,969
11/30/2001              18,735               17,658                25,176
12/31/2001              18,488               17,425                25,128
 1/31/2002              18,410               17,351                24,685
 2/28/2002              17,744               16,723                23,660
 3/31/2002              18,349               17,294                24,478
 4/30/2002              17,327               16,330                22,481
 5/31/2002              16,954               15,979                21,937
 6/30/2002              15,559               14,664                19,908
 7/31/2002              14,350               13,525                18,813
 8/31/2002              14,366               13,540                18,869
 9/30/2002              12,847               12,109                16,912
10/31/2002              13,777               12,985                18,463
11/30/2002              14,227               13,408                19,466
12/31/2002              13,296               12,532                18,122
 1/31/2003              12,956               12,211                17,682
 2/28/2003              13,018               12,269                17,601
 3/31/2003              13,281               12,517                17,928
 4/30/2003              14,055               13,247                19,254
 5/31/2003              14,830               13,977                20,215
 6/30/2003              14,969               14,108                20,493
 7/31/2003              15,171               14,299                21,003
 8/31/2003              15,358               14,475                21,526
 9/30/2003              15,419               14,532                21,295
10/31/2003              16,162               15,233                22,491
11/30/2003              16,348               15,408                22,727
12/31/2003              16,843               15,875                23,513
 1/31/2004              17,091               16,108                23,993
 2/29/2004              17,091               16,108                24,145
 3/31/2004              16,782               15,817                23,697
 4/30/2004              16,409               15,466                23,422
 5/31/2004              16,703               15,743                23,858
 6/30/2004              16,920               15,947                24,157
 7/31/2004              16,145               15,217                22,791
 8/31/2004              16,129               15,202                22,678
 9/30/2004              16,223               15,290                22,894
10/31/2004              16,594               15,640                23,251
11/30/2004              17,215               16,225                24,051
12/31/2004              17,717               16,694                24,994


                              Average Annual Total Returns -- December 31, 2004
--------------------------------------------------------------------------------

                             1 Year 5 Years 10 Years
Class A (Inception 8/3/92)
Net Asset Value/1/            5.15%  -9.32%   5.89%
With Maximum Sales Charge/2/ -0.87  -10.38    5.26

Class B (Inception 9/13/93)
Net Asset Value/1/            4.41   -9.97    5.05
With CDSC/3/                 -0.59  -10.26    5.05

Class C (Inception 12/30/94)
Net Asset Value/1/            4.42  -10.01    5.03
With CDSC/3/                  3.42  -10.01    5.03

--------------------------------------------------------------------------------

Comparative Performance               1 Year 5 Years 10 Years
Russell 1000 Growth Index/4/           6.30%  -9.29%   9.59%
Morningstar Large Growth Fund Avg./5/  7.64   -7.64    9.00

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                Portfolio Facts
--------------------------------------------------------------------------------


                       % of Net Assets
                            as of
Fund Composition       12/31/04 6/30/04
---------------------------------------
Common Stocks            98.4    98.6
---------------------------------------
Short Term Investments
 and Other                1.6     1.4

                                      % of Net Assets
                                           as of
Ten Largest Holdings                     12/31/04
-----------------------------------------------------
Microsoft Corp.                             5.3
-----------------------------------------------------
Intel Corp.                                 4.7
-----------------------------------------------------
Cisco Systems, Inc.                         4.3
-----------------------------------------------------
International Business Machines Corp.       4.0
-----------------------------------------------------
Pfizer, Inc.                                3.6
-----------------------------------------------------
Home Depot, Inc.                            3.6
-----------------------------------------------------
Dell, Inc.                                  3.0
-----------------------------------------------------
Cardinal Health, Inc.                       2.6
-----------------------------------------------------
Boeing Co. (The)                            2.5
-----------------------------------------------------
Johnson & Johnson                           2.4

                                      % of Net Assets
                                           as of
Five Largest Industries                  12/31/04
-----------------------------------------------------
Software                                    9.3
-----------------------------------------------------
Retail                                      8.0
-----------------------------------------------------
Diversified Financial Services              7.6
-----------------------------------------------------
Computers                                   6.9
-----------------------------------------------------
Pharmaceuticals                             6.8

 Portfolio holdings and asset allocations will vary.
Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 1000 Growth Index is an unmanaged index measuring the performance of the largest 1000 U.S. growth companies within the Russell 3000. /5/Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC Nvest Funds and ask for a free prospectus, which contains more complete information, including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

Proxy Voting Information

A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling CDC Nvest Funds at 800-225-5478; on the funds' website at www.cdcnvestfunds.com; and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the funds' website and the SEC's website.

Quarterly Portfolio Schedules

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUNDS' EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2004 through December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         Beginning Account Ending Account Expenses Paid During
                                               Value           Value            Period*
                                              7/1/04          12/31/04     7/1/04 - 12/31/04
----------------------------------------------------------------------------------------------
CDC Nvest Star Advisers Fund
----------------------------------------------------------------------------------------------
                Class A
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,069.00           $9.82
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,015.64           $9.57
----------------------------------------------------------------------------------------------
                Class B
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,064.30           $13.70
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,011.86           $13.36
----------------------------------------------------------------------------------------------
                Class C
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,064.90           $13.70
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,011.87           $13.35
----------------------------------------------------------------------------------------------
                Class Y
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,071.90           $7.00
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,018.38           $6.82

*Expenses are equal to the fund's annualized expense ratio: 1.89%, 2.64%, 2.64% and 1.34% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

                                         Beginning Account Ending Account Expenses Paid During
                                               Value           Value            Period*
                                              7/1/04          12/31/04     7/1/04 - 12/31/04
----------------------------------------------------------------------------------------------
CDC Nvest Star Value Fund
----------------------------------------------------------------------------------------------
                Class A
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,067.90           $8.73
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,016.70           $8.51
----------------------------------------------------------------------------------------------
                Class B
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,064.50           $12.61
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,012.92           $12.29
----------------------------------------------------------------------------------------------
                Class C
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,064.50           $12.58
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,012.95           $12.26

*Expenses are equal to the fund's annualized expense ratio: 1.68%, 2.43%, and 2.42% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

                                         Beginning Account Ending Account Expenses Paid During
                                               Value           Value            Period*
                                              7/1/04          12/31/04     7/31/04 - 12/31/04
----------------------------------------------------------------------------------------------
CGM Advisor Targeted Equity Fund
----------------------------------------------------------------------------------------------
                Class A
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,105.00           $7.52
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,017.99           $7.21
----------------------------------------------------------------------------------------------
                Class B
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,100.30           $11.46
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,014.22           $10.99
----------------------------------------------------------------------------------------------
                Class C
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,100.30           $11.46
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,014.23           $10.99
----------------------------------------------------------------------------------------------
                Class Y
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,106.70           $5.74
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,019.69           $5.50

*Expenses are equal to the fund's annualized expense ratio: 1.42%, 2.17%, 2.17% and 1.08% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

                                         Beginning Account Ending Account Expenses Paid During
                                               Value           Value            Period*
                                              7/1/04          12/31/04     7/1/04 - 12/31/04
----------------------------------------------------------------------------------------------
Hansberger International Fund
----------------------------------------------------------------------------------------------
                Class A
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,118.20           $10.07
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,015.63           $ 9.58
----------------------------------------------------------------------------------------------
                Class B
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,113.80           $14.00
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,011.89           $13.32
----------------------------------------------------------------------------------------------
                Class C
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,114.50           $14.04
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,011.86           $13.36

*Expenses are equal to the fund's annualized expense ratio: 1.89%, 2.63%, and 2.64% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

                                         Beginning Account Ending Account Expenses Paid During
                                               Value           Value            Period*
                                              7/1/04          12/31/04     7/1/04 - 12/31/04
----------------------------------------------------------------------------------------------
Harris Associates Focused Value Fund
----------------------------------------------------------------------------------------------
                Class A
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $ 1,096.60           $8.96
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $ 1,016.59           $8.61
----------------------------------------------------------------------------------------------
                Class B
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $ 1,092.10         $ 12.88
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $ 1,012.82         $ 12.40
----------------------------------------------------------------------------------------------
                Class C
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,092.10          $12.88
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,012.82          $12.39

*Expenses are equal to the fund's annualized expense ratio: 1.70%, 2.45%, and 2.45% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

                                         Beginning Account Ending Account Expenses Paid During
                                               Value           Value            Period*
                                              7/1/04          12/31/04     7/1/04 - 12/31/04
----------------------------------------------------------------------------------------------
Harris Associates Large Cap Value Fund
----------------------------------------------------------------------------------------------
                Class A
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,058.60            $6.73
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,018.60            $6.59
----------------------------------------------------------------------------------------------
                Class B
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,055.20           $10.59
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,014.83           $10.38
----------------------------------------------------------------------------------------------
                Class C
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,055.30           $10.59
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,014.83           $10.38
----------------------------------------------------------------------------------------------
                Class Y
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,061.00            $5.20
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,020.09            $5.10

*Expenses are equal to the fund's annualized expense ratio: 1.30%, 2.05%, 2.05% and 1.00% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

                                         Beginning Account Ending Account Expenses Paid During
                                               Value           Value            Period*
                                              7/1/04          12/31/04     7/1/04 - 12/31/04
----------------------------------------------------------------------------------------------
Vaughan Nelson Small Cap Value Fund
----------------------------------------------------------------------------------------------
                Class A
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,102.20           $10.49
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,015.16           $10.05
----------------------------------------------------------------------------------------------
                Class B
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,097.50           $14.42
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,011.39           $13.83
----------------------------------------------------------------------------------------------
                Class C
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,097.40           $14.43
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,011.38           $13.83

*Expenses are equal to the fund's annualized expense ratio: 1.98%, 2.73%, and 2.74% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

                                         Beginning Account Ending Account Expenses Paid During
                                               Value           Value            Period*
                                              7/1/04          12/31/04     7/1/04 - 12/31/04
----------------------------------------------------------------------------------------------
Westpeak Capital Growth Fund
----------------------------------------------------------------------------------------------
                Class A
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,046.70            $9.94
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,015.42            $9.79
----------------------------------------------------------------------------------------------
                Class B
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,043.00           $13.79
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,011.64           $13.58
----------------------------------------------------------------------------------------------
                Class C
----------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,043.10           $13.78
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,011.64           $13.57

*Expenses are equal to the fund's annualized expense ratio: 1.93%, 2.69%, and 2.68% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

                 STAR ADVISERS FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004

Shares  Description                            Value (a)
----------------------------------------------------------
Common Stocks -- 98.3% of Total Net Assets
        Advertising -- 1.2%
 84,900 Lamar Advertising Co.(c)             $   3,632,022
 81,425 R.H. Donnelley Corp.(c)(d)               4,808,146
                                             -------------
                                                 8,440,168
                                             -------------
        Aerospace & Defense -- 1.4%
 41,550 Armor Holdings, Inc.(d)                  1,953,681
 36,275 L-3 Communications Holdings, Inc.(c)     2,656,781
130,400 Raytheon Co.                             5,063,432
                                             -------------
                                                 9,673,894
                                             -------------
        Apparel -- 0.8%
 98,475 Coach, Inc.(c)                           5,553,990
                                             -------------
        Auto Manufacturers -- 0.4%
 35,300 Paccar, Inc.(d)                          2,840,944
                                             -------------
        Auto Parts & Equipment -- 0.4%
303,300 Visteon Corp.(d)                         2,963,241
                                             -------------
        Banks -- 2.7%
 46,725 City National Corp.                      3,301,121
 80,482 Dearborn Bancorp, Inc.(c)                2,346,855
 48,675 East-West Bancorp, Inc.                  2,042,403
 63,475 Investors Financial Services Corp.       3,172,480
130,650 South Financial Group (The), Inc.(d)     4,250,044
124,700 U.S. Bancorp                             3,905,604
                                             -------------
                                                19,018,507
                                             -------------
        Beverages -- 1.9%
 80,600 Anheuser-Busch Cos., Inc.                4,088,838
 24,000 Coca-Cola Co. (The)                        999,120
 99,200 Coca-Cola Enterprises, Inc.              2,068,320
101,200 Diageo PLC, Sponsored ADR                5,857,456
                                             -------------
                                                13,013,734
                                             -------------
        Biotechnology -- 0.7%
 23,575 Genzyme Corp.(c)                         1,369,000
 86,300 Gilead Sciences, Inc.(c)(d)              3,019,637
 63,600 Incyte Corp.(d)                            635,364
                                             -------------
                                                 5,024,001
                                             -------------
        Building Materials -- 1.4%
477,400 Comfort Systems USA, Inc.(c)             3,666,432
170,900 Masco Corp.                              6,242,977
                                             -------------
                                                 9,909,409
                                             -------------
        Chemicals -- 1.9%
 33,700 Air Products & Chemicals, Inc.           1,953,589
129,925 Airgas, Inc.                             3,444,312
 61,000 Dow Chemical Co. (The)                   3,020,110
  7,100 Du Pont (E.I.) de Nemours & Co.            348,255
 84,850 Lyondell Chemical Co.                    2,453,862
 45,200 Praxair, Inc.                            1,995,580
  7,200 Sigma-Aldrich Corp.                        435,312
                                             -------------
                                                13,651,020
                                             -------------
        Commercial Services -- 3.5%
 57,800 Accenture, Ltd., Class A(c)              1,560,600
150,575 Adesa, Inc.(c)                           3,195,201
 94,325 Aramark Corp., Class B(d)                2,500,556
 40,825 Corporate Executive Board Co.(d)         2,732,825
 86,475 Exponent, Inc.(c)                        2,377,198
 20,100 Hewitt Associates, Inc., Class A(c)        643,401
 62,500 Manpower, Inc.                           3,018,750

Shares  Description                                   Value (a)
-----------------------------------------------------------------
        Commercial Services -- continued
 38,750 Moody's Corp.                               $   3,365,437
 55,300 Paychex, Inc.                                   1,884,624
 25,700 Robert Half International, Inc.(d)                756,351
 83,943 Viad Corp.                                      2,391,536
                                                    -------------
                                                       24,426,479
                                                    -------------
        Computers -- 2.5%
 39,700 Apple Computer, Inc.(c)                         2,556,680
 19,625 CACI International, Inc., Class A(c)            1,337,051
 22,675 Diebold, Inc.                                   1,263,678
125,200 Hewlett-Packard Co.                             2,625,444
 85,250 Network Appliance, Inc.(c)(d)                   2,832,005
 58,300 SanDisk Corp.(c)(d)                             1,455,751
 31,100 SRA International, Inc., Class A(c)             1,996,620
104,025 Storage Technology Corp.(c)(d)                  3,288,230
                                                    -------------
                                                       17,355,459
                                                    -------------
        Distribution & Wholesale -- 0.8%
275,750 BlueLinx Holdings, Inc.(d)                      3,990,102
 84,000 Wolseley PLC                                    1,566,312
                                                    -------------
                                                        5,556,414
                                                    -------------
        Diversified Financial Services -- 4.1%
 44,100 American Express Co.                            2,485,917
 35,700 Blackrock, Inc., Class A                        2,758,182
 13,200 Chicago Mercantile Exchange (The)               3,018,840
 96,200 Citigroup, Inc.                                 4,634,916
 73,700 Fannie Mae                                      5,248,177
 21,100 Franklin Resources, Inc.                        1,469,615
150,200 JPMorgan Chase & Co.                            5,859,302
 56,550 T. Rowe Price Group, Inc.                       3,517,410
                                                    -------------
                                                       28,992,359
                                                    -------------
        Electric -- 1.6%
 44,041 Allete, Inc.                                    1,618,507
124,225 MDU Resources Group, Inc.                       3,314,323
173,475 NRG Energy, Inc.(c)                             6,253,774
                                                    -------------
                                                       11,186,604
                                                    -------------
        Electrical Components & Equipment -- 0.8%
 98,575 Ametek, Inc.                                    3,516,170
 26,700 Emerson Electric Co.                            1,871,670
                                                    -------------
                                                        5,387,840
                                                    -------------
        Electronics -- 2.0%
107,175 Amphenol Corp., Class A(c)                      3,937,609
 39,450 Cogent, Inc.                                    1,301,850
 13,400 Fisher Scientific International, Inc.(c)(d)       835,892
 94,770 Lowrance Electronics, Inc.                      2,985,160
147,225 Thermo Electron Corp.(c)                        4,444,723
 15,400 Waters Corp.(c)                                   720,566
                                                    -------------
                                                       14,225,800
                                                    -------------
        Engineering & Construction -- 0.7%
122,075 Washington Group International, Inc.(c)         5,035,594
                                                    -------------
        Environmental Control -- 1.1%
 89,050 Nalco Holding Co.                               1,738,256
188,100 Waste Management, Inc.                          5,631,714
                                                    -------------
                                                        7,369,970
                                                    -------------
        Food -- 3.0%
 72,150 Dean Foods Co.(c)                               2,377,342
 61,200 General Mills, Inc.(d)                          3,042,252

                See accompanying notes to financial statements.

Investments as of December 31, 2004

Shares  Description                               Value (a)
-------------------------------------------------------------
        Food -- continued
 71,300 HJ Heinz Co.                            $   2,779,987
115,800 Kraft Foods, Inc., Class A(d)               4,123,638
 43,000 McCormick & Co., Inc.                       1,659,800
 51,400 Nestle SA, Sponsored ADR                    3,354,282
 28,925 Supervalu, Inc.                               998,491
 28,800 Whole Foods Market, Inc.(d)                 2,746,080
                                                -------------
                                                   21,081,872
                                                -------------
        Gas -- 1.0%
124,325 Oneok, Inc.(d)                              3,533,316
 87,225 UGI Corp.                                   3,568,375
                                                -------------
                                                    7,101,691
                                                -------------
        Health Care-Products -- 5.4%
 56,200 Alcon, Inc.(d)                              4,529,720
 48,450 American Medical Systems Holdings, Inc.     2,025,694
120,100 Baxter International, Inc.                  4,148,254
 29,375 Biomet, Inc.                                1,274,581
 79,200 Boston Scientific Corp.(c)                  2,815,560
 38,800 Guidant Corp.                               2,797,480
 70,000 Johnson & Johnson                           4,439,400
 28,100 Kinetic Concepts, Inc.(c)                   2,144,030
 80,500 Medtronic, Inc.                             3,998,435
106,425 St. Jude Medical, Inc.(c)(d)                4,462,400
 39,500 Varian Medical Systems, Inc.(c)             1,707,980
 32,850 Ventana Medical Systems                     2,102,071
 18,000 Zimmer Holdings, Inc.(c)                    1,442,160
                                                -------------
                                                   37,887,765
                                                -------------
        Health Care-Services -- 2.1%
 50,100 Covance, Inc.(c)                            1,941,375
 64,950 Omnicare, Inc.(d)                           2,248,569
 36,700 Sierra Health Services, Inc.(c)             2,022,537
123,250 Triad Hospitals, Inc.(c)                    4,586,132
 18,500 UnitedHealth Group, Inc.                    1,628,555
 17,150 WellPoint, Inc.                             1,972,250
                                                -------------
                                                   14,399,418
                                                -------------
        Home Builders -- 0.7%
 24,575 Standard-Pacific Corp.                      1,576,240
 49,650 Toll Brothers, Inc.(c)(d)                   3,406,486
                                                -------------
                                                    4,982,726
                                                -------------
        Home Furnishings -- 0.4%
 21,800 Harman International Industries, Inc.       2,768,600
                                                -------------
        Household Products & Wares -- 1.0%
 61,850 Church & Dwight Co., Inc.                   2,079,397
 62,700 Fortune Brands, Inc.                        4,839,186
                                                -------------
                                                    6,918,583
                                                -------------
        Insurance -- 2.9%
 45,100 Aflac, Inc.                                 1,796,784
173,175 Assurant, Inc.                              5,290,496
 25,300 MGIC Investment Corp.(d)                    1,743,423
142,650 Old Republic International Corp.            3,609,045
106,725 Platinum Underwriters Holdings, Ltd.        3,319,148
 99,250 Protective Life Corp.                       4,236,983
                                                -------------
                                                   19,995,879
                                                -------------
        Internet -- 1.9%
 63,975 Avocent Corp.(c)                            2,592,267
  7,550 Google, Inc., Class A(c)(d)                 1,457,905
 73,450 McAfee, Inc.                                2,124,909

Shares  Description                                        Value (a)
----------------------------------------------------------------------
        Internet -- continued
 61,700 Monster Worldwide, Inc.(c)                       $   2,075,588
 25,350 Shanda Interactive Entertainment, Ltd., ADR(d)       1,077,375
100,500 Yahoo!, Inc.(c)                                      3,786,840
                                                         -------------
                                                            13,114,884
                                                         -------------
        Iron & Steel -- 0.4%
131,375 Roanoke Electric Steel Corp.                         2,715,653
                                                         -------------
        Leisure Time -- 0.8%
 63,900 Carnival Corp.(d)                                    3,682,557
 33,500 Harley-Davidson, Inc.                                2,035,125
                                                         -------------
                                                             5,717,682
                                                         -------------
        Lodging -- 3.2%
 49,275 Choice Hotels International, Inc.                    2,857,950
490,575 La Quinta Corp.(c)                                   4,459,327
 25,850 Las Vegas Sands Corp.                                1,240,800
 51,000 Marriott International, Inc., Class A                3,211,980
101,400 Starwood Hotels & Resorts Worldwide, Inc.            5,921,760
 59,050 Station Casinos, Inc.                                3,228,854
 23,400 Wynn Resorts, Ltd.(c)(d)                             1,565,928
                                                         -------------
                                                            22,486,599
                                                         -------------
        Machinery - Diversified -- 2.0%
109,975 Albany International Corp., Class A                  3,866,721
 30,100 Cummins, Inc.                                        2,522,079
 19,800 Deere & Co.                                          1,473,120
 33,200 Rockwell Automation, Inc.                            1,645,060
221,825 Wabtec Corp.                                         4,729,309
                                                         -------------
                                                            14,236,289
                                                         -------------
        Media -- 6.4%
191,100 Comcast Corp., Special Class A(c)                    6,275,724
191,700 DIRECTV Group (The), Inc.(c)                         3,209,058
 86,825 Journal Communications, Inc., Class A                1,568,928
715,000 Liberty Media Corp., Class A(c)                      7,850,700
 94,225 Scholastic Corp.(c)                                  3,482,556
 78,325 Sirius Satellite Radio, Inc.(d)                        599,186
359,000 Time Warner, Inc.(c)                                 6,978,960
133,500 Viacom, Inc., Class B                                4,858,065
152,900 Walt Disney Co.                                      4,250,620
 85,175 Westwood One, Inc.(c)                                2,293,763
 92,900 XM Satellite Radio Holdings, Inc., Class A(c)(d)     3,494,898
                                                         -------------
                                                            44,862,458
                                                         -------------
        Metals -- 0.2%
 52,250 Commercial Metals Co.                                1,320,880
                                                         -------------
        Mining -- 0.4%
 77,525 Freeport-McMoran Copper & Gold, Inc., Class B(d)     2,963,781
                                                         -------------
        Miscellaneous - Manufacturing -- 2.9%
 83,100 3M Co.                                               6,820,017
 26,200 Eaton Corp.(d)                                       1,895,832
245,500 General Electric Co.                                 8,960,750
 73,300 Honeywell International, Inc.                        2,595,553
                                                         -------------
                                                            20,272,152
                                                         -------------
        Office & Business Equipment -- 1.1%
 29,000 Canon, Inc.                                          1,562,299
359,000 Xerox Corp.(c)                                       6,106,590
                                                         -------------
                                                             7,668,889
                                                         -------------
        Office Furnishings -- 0.3%
200,539 Interface, Inc., Class A(c)                          1,999,374
                                                         -------------

                See accompanying notes to financial statements.

Investments as of December 31, 2004

Shares  Description                                Value (a)
--------------------------------------------------------------
        Oil & Gas -- 3.7%
 61,400 Baker Hughes, Inc.                       $   2,619,938
 79,600 Burlington Resources, Inc.                   3,462,600
 12,300 ConocoPhillips                               1,068,009
 80,200 Devon Energy Corp.                           3,121,384
112,900 Energy Partners, Ltd.(d)                     2,288,483
 44,250 EOG Resources, Inc.                          3,157,680
 53,725 Noble Corp.(c)                               2,672,282
 32,700 Occidental Petroleum Corp.                   1,908,372
 42,700 Pioneer Natural Resources Co.                1,498,770
 42,600 Transocean, Inc.(c)                          1,805,814
 41,675 Ultra Petroleum Corp.(c)                     2,005,818
                                                 -------------
                                                    25,609,150
                                                 -------------
        Oil & Gas Services -- 1.4%
162,475 FMC Technologies, Inc.(c)                    5,231,695
 18,500 Grant Prideco, Inc.(c)                         370,925
 61,600 Schlumberger, Ltd.                           4,124,120
                                                 -------------
                                                     9,726,740
                                                 -------------
        Packaging & Containers -- 0.4%
119,525 Pactiv Corp.(c)                              3,022,787
                                                 -------------
        Pharmaceuticals -- 2.8%
 95,900 Abbott Laboratories                          4,473,735
 24,225 Allergan, Inc.                               1,963,921
116,500 Bristol-Myers Squibb Co.                     2,984,730
 33,400 Forest Laboratories, Inc.(c)(d)              1,498,324
135,325 Hospira, Inc.(c)                             4,533,388
104,200 Merck & Co., Inc.                            3,348,988
 37,150 Valeant Pharmaceuticals International(d)       978,903
                                                 -------------
                                                    19,781,989
                                                 -------------
        Pipelines -- 0.3%
 37,775 Questar Corp.                                1,925,014
                                                 -------------
        Real Estate -- 1.2%
 45,050 St. Joe Co. (The)                            2,892,210
287,850 Trammell Crow Co.(c)                         5,212,964
                                                 -------------
                                                     8,105,174
                                                 -------------
        REITS - Diversified -- 0.6%
 99,100 iStar Financial, Inc.                        4,485,266
                                                 -------------
        REITS - Mortgage -- 0.8%
225,500 Luminent Mortgage Capital, Inc.(d)           2,683,450
 48,525 New Century Financial Corp.(d)               3,101,233
                                                 -------------
                                                     5,784,683
                                                 -------------
        REITS - Shopping Centers -- 0.5%
 73,825 Developers Diversified Realty Corp.          3,275,615
                                                 -------------
        Restaurants -- 0.3%
 75,050 Applebee's International, Inc.               1,985,073
                                                 -------------
        Retail -- 7.8%
 60,225 BJ's Wholesale Club, Inc.(c)                 1,754,354
 95,325 CBRL Group, Inc.(d)                          3,989,351
 56,375 Chico's FAS, Inc.(c)(d)                      2,566,754
 51,100 Costco Wholesale Corp.                       2,473,751
241,900 Gap (The), Inc.(d)                           5,108,928
156,300 Home Depot, Inc.                             6,680,262
 14,725 Kmart Holding Corp.(c)(d)                    1,457,039
107,800 Kohl's Corp.(c)                              5,300,526
 89,600 Limited Brands, Inc.                         2,062,592
217,300 McDonald's Corp.                             6,966,638
 75,500 Staples, Inc.                                2,545,105

  Shares    Description                                                     Value (a)
---------------------------------------------------------------------------------------
            Retail -- continued
     91,550 Starbucks Corp.(c)                                            $   5,709,058
     92,475 Talbots, Inc.                                                     2,518,094
     47,100 Wal-Mart Stores, Inc.                                             2,487,822
     68,125 Yum! Brands, Inc.                                                 3,214,138
                                                                          -------------
                                                                             54,834,412
                                                                          -------------
            Savings & Loans -- 1.7%
    176,324 Commercial Capital Bancorp, Inc.(d)                               4,087,190
    180,000 Washington Mutual, Inc.                                           7,610,400
                                                                          -------------
                                                                             11,697,590
                                                                          -------------
            Semiconductors -- 2.0%
    285,750 Entegris, Inc.(c)                                                 2,843,213
    161,650 Fairchild Semiconductor International, Inc.(c)                    2,628,429
    272,800 Intel Corp.(d)                                                    6,380,792
     61,375 Marvell Technology Group, Ltd.(c)(d)                              2,176,971
                                                                          -------------
                                                                             14,029,405
                                                                          -------------
            Software -- 5.2%
     59,650 Autodesk, Inc.                                                    2,263,718
    119,400 Certegy, Inc.(d)                                                  4,242,282
     92,800 Cognizant Technology Solutions Corp.(c)                           3,928,224
     43,225 Dun & Bradstreet Corp.(c)                                         2,578,371
     24,100 Electronic Arts, Inc.(c)                                          1,486,488
    139,900 First Data Corp.                                                  5,951,346
    268,200 Microsoft Corp.                                                   7,163,622
     86,600 MoneyGram International, Inc.                                     1,830,724
     24,450 NAVTEQ Corp.                                                      1,133,502
    231,400 Oracle Corp.(c)                                                   3,174,808
    125,550 Sybase, Inc.(c)                                                   2,504,723
                                                                          -------------
                                                                             36,257,808
                                                                          -------------
            Telecommunications -- 2.0%
     95,200 Adtran, Inc.                                                      1,822,128
    144,625 Comverse Technology, Inc.(c)                                      3,536,081
    142,700 Corning, Inc.(c)                                                  1,679,579
     50,875 Harris Corp.                                                      3,143,566
     90,800 Juniper Networks, Inc.(c)                                         2,468,852
     46,000 Telefonaktiebolaget LM Ericsson, Sponsored ADR(d)                 1,448,540
                                                                          -------------
                                                                             14,098,746
                                                                          -------------
            Transportation -- 1.6%
     53,025 CNF, Inc.                                                         2,656,553
    307,375 Laidlaw International, Inc.(c)                                    6,577,825
     31,625 UTI Worldwide, Inc.                                               2,151,133
                                                                          -------------
                                                                             11,385,511
                                                                          -------------
            Total Common Stocks (Identified Cost $548,651,629)              688,125,565
                                                                          -------------
 Principal
  Amount
---------------------------------------------------------------------------------------
Short Term Investments -- 14.5%
$13,360,337 Repurchase Agreement with Investors Bank & Trust Co. dated
            12/31/2004 at 1.75% to be repurchased at $13,362,285 on
            1/03/2005, collateralized by $10,540,000 Federal Home Loan
            Mortgage Bond, 2.902%, due 1/15/2033 valued at $10,501,516 and $3,276,117 Small Business Administration Bond 5.125%, due
            5/25/2027 valued at $3,528,354                                   13,360,337
    173,639 Bank of America, 2.26%, due 2/15/2005(e)                            173,639
  4,340,988 Bank of America, 2.27%, due 1/18/2005(e)                          4,340,988
  4,340,988 Bank of Montreal, 2.125%, due 2/02/2005(e)                        4,340,988
  9,865,652 Bank of Montreal, 2.26%, due 1/28/2005(e)                         9,865,652
  4,340,988 Bank of Nova Scotia, 2.33%, due 1/13/2005(e)                      4,340,988
  1,736,395 BGI Institutional Money Market Fund(e)                            1,736,395

                See accompanying notes to financial statements.

Investments as of December 31, 2004

 Principal
  Amount    Description                                                               Value (a)
--------------------------------------------------------------------------------------------------
Short Term Investments -- continued
$ 3,472,790 BNP Paribas, 2.295%, due 2/23/2005(e)                                   $   3,472,790
  1,736,395 Calyon, 2.27%, due 1/20/2005(e)                                             1,736,395
 12,154,765 Calyon, 2.34%, due 2/02/2005(e)                                            12,154,765
    820,446 Calyon, 2.435%, due 3/16/2005(e)                                              820,446
  2,604,592 Federal Home Loan Bank, 2.184%, due 1/05/2005(e)                            2,604,592
  4,236,804 Fortis Bank, 2.14%, due 1/12/2005(e)                                        4,236,804
  4,340,988 Fortis Bank, 2.20%, due 2/11/2005(e)                                        4,340,988
  7,588,046 Goldman Sachs Group, Inc., 2.353%, due 1/03/2005(e)                         7,588,046
  1,736,395 HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005(e)                     1,736,395
  1,736,395 Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                                    1,736,395
  1,082,585 Merrill Lynch Premier Institutional Fund(e)                                 1,082,585
  5,209,185 Merrimac Cash Fund-Premium Class(e)                                         5,209,185
    868,197 Ranger Funding, 2.271%, due 1/14/2005(e)                                      868,197
  6,945,580 Royal Bank of Canada, 2.25%, due 1/19/2005(e)                               6,945,580
  4,340,988 Royal Bank of Scotland, 2.36%, due 2/17/2005(e)                             4,340,988
  1,736,395 Wells Fargo, 2.27%, due 1/25/2005(e)                                        1,736,395
  2,604,592 Wells Fargo, 2.32%, due 1/14/2005(e)                                        2,604,592
                                                                                    -------------
            Total Short Term Investments (Identified Cost $101,374,125)               101,374,125
                                                                                    -------------
            Total Investments -- 112.8%
            (Identified Cost $650,025,754)(b)                                         789,499,690
            Other assets less liabilities                                             (89,481,735)
                                                                                    -------------
            Total Net Assets -- 100%                                                $ 700,017,955
                                                                                    =============
        (a) See Note 2a of Notes to Financial Statements.
        (b) Federal Tax Information:
            At December 31, 2004, the net unrealized appreciation on
            investments based on cost of $653,017,584 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all investments
            in which there is an excess of value over tax cost                      $ 141,410,290
            Aggregate gross unrealized depreciation for all investments
            in which there is an excess of tax cost over value                         (4,928,184)
                                                                                    -------------
            Net unrealized appreciation                                             $ 136,482,106
                                                                                    =============
            At December 31, 2004, the Fund had a capital loss carryover of approximately $224,285,919 of which $161,817,021 expires on
            December 31, 2009 and $62,468,898 expires on December 31,
            2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
            For the year ended December 31, 2004, the Fund has elected to defer
            $2,008 of foreign currency losses attributable to Post-October losses.
            At December 31, 2004, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/
            depreciation disclosed on a tax basis.
        (c) Non-income producing security.
        (d) All or a portion of this security was on loan to brokers at
            December 31, 2004.
        (e) Represents investments of securities lending collateral.
        ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S.
            bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
      REITS Real Estate Investment Trusts

Holdings at December 31, 2004 as a Percentage of Net Assets (unaudited)

                      Retail                          7.8%
                      Media                           6.4
                      Health Care-Products            5.4
                      Software                        5.2
                      Diversified Financial Services  4.1
                      Oil & Gas                       3.7
                      Commercial Services             3.5
                      Lodging                         3.2
                      Food                            3.0
                      Miscellaneous - Manufacturing   2.9
                      Insurance                       2.9
                      Pharmaceuticals                 2.8
                      Banks                           2.7
                      Computers                       2.5
                      Health Care-Services            2.1
                      Machinery - Diversified         2.0
                      Electronics                     2.0
                      Semiconductors                  2.0
                      Telecommunications              2.0
                      Other, less than 2% each       32.1

                See accompanying notes to financial statements.

                  STAR VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004

Shares  Description                             Value (a)
-----------------------------------------------------------
Common Stocks -- 96.9% of Total Net Assets
        Aerospace & Defense -- 1.7%
 10,400 Boeing Co. (The)                      $     538,408
  8,400 General Dynamics Corp.                      878,640
 17,000 Northrop Grumman Corp.                      924,120
                                              -------------
                                                  2,341,168
                                              -------------
        Agriculture -- 0.8%
 18,500 Altria Group, Inc.                        1,130,350
                                              -------------
        Auto Parts & Equipment -- 0.4%
  2,400 Autoliv, Inc.                               115,920
  7,100 Johnson Controls, Inc.                      450,424
                                              -------------
                                                    566,344
                                              -------------
        Banks -- 6.2%
 30,875 Bank of America Corp.                     1,450,816
  6,550 Comerica, Inc.(c)                           399,681
  8,125 PNC Financial Services Group, Inc.          466,700
 14,000 Sky Financial Group, Inc.                   401,380
  5,850 SunTrust Banks, Inc.                        432,198
 51,800 U.S. Bancorp                              1,622,376
 43,076 Wachovia Corp.                            2,265,798
 23,200 Wells Fargo & Co.                         1,441,880
                                              -------------
                                                  8,480,829
                                              -------------
        Beverages -- 2.9%
 15,150 Anheuser-Busch Cos., Inc.                   768,559
 16,000 Coca-Cola Co. (The)                         666,080
 70,000 Pepsi Bottling Group, Inc.(c)             1,892,800
 11,900 PepsiCo, Inc.                               621,180
                                              -------------
                                                  3,948,619
                                              -------------
        Biotechnology -- 0.2%
  3,900 Amgen, Inc.(d)                              250,185
                                              -------------
        Building Materials -- 1.4%
  6,100 Genlyte Group, Inc.(d)                      522,648
 38,475 Masco Corp.(c)                            1,405,492
                                              -------------
                                                  1,928,140
                                              -------------
        Chemicals -- 1.4%
 12,400 Georgia Gulf Corp.                          617,520
    113 Kronos Worldwide, Inc.                        4,605
 22,200 NL Industries                               490,620
 18,650 Praxair, Inc.                               823,397
                                              -------------
                                                  1,936,142
                                              -------------
        Coal -- 0.9%
 15,800 CONSOL Energy, Inc.(c)                      648,590
  7,350 Peabody Energy Corp.                        594,688
                                              -------------
                                                  1,243,278
                                              -------------
        Commercial Services -- 2.7%
 23,050 Accenture, Ltd., Class A(d)                 622,350
108,600 Cendant Corp.                             2,539,068
 18,100 Equifax, Inc.(c)                            508,610
                                              -------------
                                                  3,670,028
                                              -------------
        Computers -- 2.1%
  4,500 Apple Computer, Inc.(d)                     289,800
  6,350 DST Systems, Inc.(d)                        330,962
 15,000 Hewlett-Packard Co.                         314,550
 14,900 International Business Machines Corp.     1,468,842
 16,400 SunGard Data Systems, Inc.(d)               464,612
                                              -------------
                                                  2,868,766
                                              -------------

Shares Description                                 Value (a)
--------------------------------------------------------------
       Cosmetics & Personal Care -- 0.3%
 7,200 Procter & Gamble Co.                      $     396,576
                                                 -------------
       Distribution & Wholesale -- 0.5%
14,200 Genuine Parts Co.                               625,652
                                                 -------------
       Diversified Financial Services -- 9.1%
21,800 American Express Co.                          1,228,866
16,200 AmeriCredit Corp.(c)(d)                         396,090
 1,800 Capital One Financial Corp.(c)                  151,578
 5,475 CIT Group, Inc.                                 250,864
50,433 Citigroup, Inc.                               2,429,862
19,000 CompuCredit Corp.(d)                            519,460
15,800 Countrywide Financial Corp.(c)                  584,758
 5,725 Fannie Mae                                      407,677
13,200 Federated Investors, Inc., Class B              401,280
85,672 JPMorgan Chase & Co.                          3,342,065
 8,900 Lehman Brothers Holdings, Inc.                  778,572
 9,200 MBNA Corp.                                      259,348
22,100 Merrill Lynch & Co., Inc.                     1,320,917
10,300 Raymond James Financial, Inc.                   319,094
                                                 -------------
                                                    12,390,431
                                                 -------------
       Electric -- 3.5%
12,700 Constellation Energy Group, Inc.                555,117
 7,000 Dominion Resources, Inc.                        474,180
23,400 Exelon Corp.(c)                               1,031,238
 4,800 FirstEnergy Corp.                               189,648
53,125 PG&E Corp.(d)                                 1,768,000
21,000 Wisconsin Energy Corp.                          707,910
                                                 -------------
                                                     4,726,093
                                                 -------------
       Electrical Components & Equipment -- 0.7%
10,100 Energizer Holdings, Inc.(c)(d)                  501,869
 9,100 Hubbell, Inc., Class B                          475,930
                                                 -------------
                                                       977,799
                                                 -------------
       Electronics -- 0.2%
11,200 Applera Corp. - Applied Biosystems Group        234,192
                                                 -------------
       Environmental Control -- 2.0%
90,000 Waste Management, Inc.                        2,694,600
                                                 -------------
       Food -- 0.4%
31,500 Tyson Foods, Inc., Class A                      579,600
                                                 -------------
       Forest Products & Paper -- 0.4%
 7,500 Louisiana-Pacific Corp.                         200,550
 7,700 Plum Creek Timber Co., Inc.                     295,988
                                                 -------------
                                                       496,538
                                                 -------------
       Gas -- 0.1%
 3,700 KeySpan Corp.                                   145,965
                                                 -------------
       Health Care-Products -- 4.2%
76,000 Baxter International, Inc.                    2,625,040
 4,400 Becton Dickinson & Co.                          249,920
 8,900 Boston Scientific Corp.(d)                      316,395
 4,600 Dade Behring Holdings, Inc.(c)(d)               257,600
25,000 Guidant Corp.                                 1,802,500
 6,500 Johnson & Johnson                               412,230
                                                 -------------
                                                     5,663,685
                                                 -------------
       Health Care-Services -- 2.4%
22,400 Laboratory Corp. of America Holdings(d)       1,115,968
 5,200 Pediatrix Medical Group, Inc.(d)                333,060
 5,250 Quest Diagnostics                               501,637

                See accompanying notes to financial statements.

Investments as of December 31, 2004

Shares  Description                                     Value (a)
-------------------------------------------------------------------
        Health Care-Services -- continued
 15,100 Triad Hospitals, Inc.(d)                      $     561,871
 16,525 Universal Health Services, Inc., Class B            735,362
                                                      -------------
                                                          3,247,898
                                                      -------------
        Home Builders -- 0.1%
  7,400 Technical Olympic USA, Inc.                         187,812
                                                      -------------
        Insurance -- 3.8%
 21,000 ACE, Ltd.                                           897,750
 11,100 Allmerica Financial Corp.                           364,413
 19,000 Allstate Corp. (The)                                982,680
  8,500 AMBAC Financial Group, Inc.                         698,105
  9,960 American International Group, Inc.                  654,073
    290 Berkshire Hathaway, Inc., Class B(d)                851,440
  1,900 Erie Indemnity Co., Class A                          99,883
 13,100 Old Republic International Corp.                    331,430
  8,300 Principal Financial Group                           339,802
                                                      -------------
                                                          5,219,576
                                                      -------------
        Internet -- 0.4%
 14,800 Yahoo!, Inc.(d)                                     557,664
                                                      -------------
        Iron & Steel -- 0.3%
 17,000 Allegheny Technologies, Inc.                        368,390
                                                      -------------
        Leisure Time -- 0.8%
 20,000 Carnival Corp.                                    1,152,600
                                                      -------------
        Lodging -- 0.1%
  3,200 Marriott International, Inc., Class A               201,536
                                                      -------------
        Media -- 7.6%
 70,000 Cablevision Systems Corp., Class A(d)             1,743,000
 30,000 DIRECTV Group (The), Inc.(d)                        502,200
200,000 Liberty Media Corp., Class A(d)                   2,196,000
 12,000 Liberty Media International, Inc., Class A(d)       554,760
  6,575 McGraw-Hill Cos. (The), Inc.                        601,876
 39,100 News Corp., Inc., Class A(c)(d)                     729,606
172,425 Time Warner, Inc.(d)                              3,351,942
 12,925 Tribune Co.                                         544,660
  2,800 Viacom, Inc., Class B                               101,892
                                                      -------------
                                                         10,325,936
                                                      -------------
        Mining -- 0.6%
 11,100 Inco, Ltd.(c)(d)                                    408,258
  4,200 Phelps Dodge Corp.                                  415,464
                                                      -------------
                                                            823,722
                                                      -------------
        Miscellaneous - Manufacturing -- 2.6%
 36,200 General Electric Co.                              1,321,300
 23,500 Honeywell International, Inc.                       832,135
  3,800 Illinois Tool Works, Inc.(c)                        352,184
 29,450 Tyco International, Ltd.                          1,052,543
                                                      -------------
                                                          3,558,162
                                                      -------------
        Oil & Gas -- 6.5%
 18,650 BP PLC, Sponsored ADR                             1,089,160
  9,600 ChevronTexaco Corp.                                 504,096
  5,925 ConocoPhillips                                      514,468
 64,350 Exxon Mobil Corp.                                 3,298,581
 23,700 GlobalSantaFe Corp.                                 784,707
  8,200 Houston Exploration Co.(d)                          461,742
 14,000 Kerr-McGee Corp.                                    809,060
 32,800 Pioneer Natural Resources Co.(c)                  1,151,280
  2,200 Sunoco, Inc.                                        179,762
                                                      -------------
                                                          8,792,856
                                                      -------------

Shares  Description                               Value (a)
-------------------------------------------------------------
        Oil & Gas Services -- 0.7%
 19,750 Halliburton Co.(c)                      $     774,990
  8,600 Oil States International, Inc.(d)             165,894
                                                -------------
                                                      940,884
                                                -------------
        Pharmaceuticals -- 2.3%
 18,400 Abbott Laboratories                           858,360
 17,200 Merck & Co., Inc.                             552,808
 62,017 Pfizer, Inc.                                1,667,637
                                                -------------
                                                    3,078,805
                                                -------------
        Pipelines -- 0.4%
  9,700 Equitable Resources, Inc.                     588,402
                                                -------------
        REITS - Mortgage -- 0.9%
 15,200 American Home Mortgage Investment Corp.       520,600
 12,400 New Century Financial Corp.(c)                792,484
                                                -------------
                                                    1,313,084
                                                -------------
        REITS - Regional Malls -- 0.5%
 10,500 Simon Property Group, Inc.(c)                 679,035
                                                -------------
        Retail -- 11.3%
 40,000 Costco Wholesale Corp.                      1,936,400
 18,100 CVS Corp.                                     815,767
  5,100 Federated Department Stores                   294,729
 92,300 Gap (The), Inc.(c)                          1,949,376
  7,800 Home Depot, Inc.                              333,372
 24,250 J.C. Penney Co., Inc.(c)                    1,003,950
  3,800 Kohl's Corp.(d)                               186,846
105,300 McDonald's Corp.                            3,375,918
 16,300 Regis Corp.                                   752,245
 52,000 Tiffany & Co.                               1,662,440
 16,200 United Auto Group, Inc.                       479,358
 55,000 Yum! Brands, Inc.                           2,594,900
                                                -------------
                                                   15,385,301
                                                -------------
        Savings & Loans -- 3.9%
 16,700 People's Bank                                 649,463
107,825 Sovereign Bancorp, Inc.(c)                  2,431,454
 53,000 Washington Mutual, Inc.                     2,240,840
                                                -------------
                                                    5,321,757
                                                -------------
        Semiconductors -- 1.8%
 20,765 Freescale Semiconductor, Inc., Class B        381,245
 64,100 Intel Corp.(c)                              1,499,299
 18,700 Lam Research Corp.(d)                         540,617
                                                -------------
                                                    2,421,161
                                                -------------
        Software -- 2.0%
 40,225 First Data Corp.                            1,711,172
  6,400 IMS Health, Inc.                              148,544
 13,300 Microsoft Corp.                               355,243
 39,500 Oracle Corp.(d)                               541,940
                                                -------------
                                                    2,756,899
                                                -------------
        Telecommunications -- 4.2%
  9,000 Alltel Corp.                                  528,840
 29,625 BellSouth Corp.                               823,279
 10,025 CenturyTel, Inc.                              355,587
 58,500 Cisco Systems, Inc.(d)                      1,129,050
 34,825 Citizens Communications Co.                   480,237
 32,975 Motorola, Inc.                                567,170
 26,500 Nokia OYJ, Sponsored ADR                      415,255
 26,325 SBC Communications, Inc.                      678,395
 17,000 Verizon Communications, Inc.                  688,670
                                                -------------
                                                    5,666,483
                                                -------------

                See accompanying notes to financial statements.

Investments as of December 31, 2004

 Shares    Description                                                       Value (a)
-----------------------------------------------------------------------------------------
           Toys, Games & Hobbies -- 0.4%
    26,150 Hasbro, Inc.                                                    $     506,787
                                                                           -------------
           Transportation -- 1.2%
     9,525 Burlington Northern Santa Fe Corp.                                    450,628
     3,300 Norfolk Southern Corp.                                                119,427
     6,300 Overseas Shipholding Group                                            347,760
    28,600 Werner Enterprises, Inc.                                              647,504
                                                                           -------------
                                                                               1,565,319
                                                                           -------------
           Total Common Stocks (Identified Cost $102,963,335)                131,955,049
                                                                           -------------

 Units
-----------------------------------------------------------------------------------------
Warrants -- 0.0%
           Telecommunications -- 0.0%
       564 Lucent Technologies, Inc., Expires 12/10/2007(d)                          891
                                                                           -------------
           Total Warrants (Identified Cost $0)                                       891
                                                                           -------------
Principal
 Amount
-----------------------------------------------------------------------------------------
Short Term Investments -- 12.2%
$4,890,878 Repurchase Agreement with Investors Bank & Trust Co. dated
           12/31/2004 at 1.75% to be repurchased at $4,891,591 on
           1/03/2005, collateralized by $4,759,742 Small Business
           Administration Bond, 5.625%, due 9/25/2016 valued at $5,135,422     4,890,878
    23,171 Bank of America, 2.26%, due 2/15/2005(e)                               23,171
   579,262 Bank of America, 2.27%, due 1/18/2005(e)                              579,262
   579,262 Bank of Montreal, 2.125%, due 2/02/2005(e)                            579,262
 1,316,475 Bank of Montreal, 2.26%, due 1/28/2005(e)                           1,316,475
   579,262 Bank of Nova Scotia, 2.33%, due 1/13/2005(e)                          579,262
   231,705 BGI Institutional Money Market Fund(e)                                231,705
   463,410 BNP Paribas, 2.295%, due 2/23/2005(e)                                 463,410
   231,705 Calyon, 2.27%, due 1/20/2005(e)                                       231,705
 1,621,934 Calyon, 2.34%, due 2/02/2005(e)                                     1,621,934
   109,481 Calyon, 2.435%, due 3/16/2005(e)                                      109,481
   347,557 Federal Home Loan Bank, 2.184%, due 1/05/2005(e)                      347,557
   565,360 Fortis Bank, 2.14%, due 1/12/2005(e)                                  565,360
   579,262 Fortis Bank, 2.20%, due 2/11/2005(e)                                  579,262
 1,012,550 Goldman Sachs Group, Inc., 2.353%, due 1/03/2005(e)                 1,012,550
   231,705 HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005(e)               231,705
   231,705 Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                              231,705
   144,460 Merrill Lynch Premier Institutional Fund(e)                           144,460
   695,115 Merrimac Cash Fund-Premium Class(e)                                   695,115
   115,852 Ranger Funding, 2.271%, due 1/14/2005(e)                              115,852
   926,819 Royal Bank of Canada, 2.25%, due 1/19/2005(e)                         926,819
   579,262 Royal Bank of Scotland, 2.36%, due 2/17/2005(e)                       579,262
   231,705 Wells Fargo, 2.27%, due 1/25/2005(e)                                  231,705
   347,557 Wells Fargo, 2.32%, due 1/14/2005(e)                                  347,557
                                                                           -------------
           Total Short Term Investments (Identified Cost $16,635,454)         16,635,454
                                                                           -------------
           Total Investments -- 109.1%
           (Identified Cost $119,598,789)(b)                                 148,591,394
           Other assets less liabilities                                     (12,349,125)
                                                                           -------------
           Total Net Assets -- 100%                                        $ 136,242,269
                                                                           =============

  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information:
      At December 31, 2004, the net unrealized appreciation on investments based on cost of $119,915,634 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost                                                     $29,502,367
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value                                                        (826,607)
                                                                                        -----------
      Net unrealized appreciation                                                       $28,675,760
                                                                                        ===========
      At December 31, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of
      $3,420,348 in undistributed long-term gains.
  (c) All or a portion of this security was on loan to brokers at December 31, 2004.
  (d) Non-income producing security.
  (e) Represents investments of securities lending collateral.
  ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITS Real Estate Investment Trusts

Holdings at December 31, 2004 as a Percentage of Net Assets (unaudited)

                      Retail                         11.3%
                      Diversified Financial Services  9.1
                      Media                           7.6
                      Oil & Gas                       6.5
                      Banks                           6.2
                      Telecommunications              4.2
                      Health Care-Products            4.2
                      Savings & Loans                 3.9
                      Insurance                       3.8
                      Electric                        3.5
                      Beverages                       2.9
                      Commercial Services             2.7
                      Miscellaneous - Manufacturing   2.6
                      Health Care-Services            2.4
                      Pharmaceuticals                 2.3
                      Computers                       2.1
                      Software                        2.0
                      Environmental Control           2.0
                      Other, less than 2% each       17.6

                See accompanying notes to financial statements.

          CGM ADVISOR TARGETED EQUITY FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004


  Shares     Description                                                  Value (a)
-------------------------------------------------------------------------------------
Common Stocks -- 99.4% of Total Net Assets
             Aerospace & Defense -- 9.9%
     360,000 General Dynamics Corp.                                     $  37,656,000
     362,000 United Technologies Corp.                                     37,412,700
                                                                        -------------
                                                                           75,068,700
                                                                        -------------
             Apparel -- 5.5%
     460,000 Nike, Inc., Class B                                           41,717,400
                                                                        -------------
             Cosmetics & Personal Care -- 4.9%
     679,000 Procter & Gamble Co.                                          37,399,320
                                                                        -------------
             Electronic Components -- 3.2%
     190,000 Harman International Industries, Inc.                         24,130,000
                                                                        -------------
             Health Care-Services -- 4.7%
     408,000 UnitedHealth Group, Inc.                                      35,916,240
                                                                        -------------
             Insurance -- 4.4%
     510,000 American International Group, Inc.                            33,491,700
                                                                        -------------
             Internet -- 2.9%
     190,000 eBay, Inc.(c)                                                 22,093,200
                                                                        -------------
             Lodging -- 4.9%
     586,000 Marriott International, Inc., Class A                         36,906,280
                                                                        -------------
             Mining -- 9.2%
   1,530,000 BHP Billiton, Ltd., Sponsored ADR(d)                          36,750,600
   1,155,000 Companhia Vale do Rio Doce, ADR(d)                            33,506,550
                                                                        -------------
                                                                           70,257,150
                                                                        -------------
             Oil & Gas -- 23.7%
     610,000 BP PLC, Sponsored ADR                                         35,624,000
     700,000 ChevronTexaco Corp.                                           36,757,000
     495,000 ConocoPhillips                                                42,980,850
     260,000 Devon Energy Corp.                                            10,119,200
     235,000 Exxon Mobil Corp.                                             12,046,100
     384,000 Total SA, Sponsored ADR(d)                                    42,178,560
                                                                        -------------
                                                                          179,705,710
                                                                        -------------
             Restaurants -- 5.3%
   1,265,000 McDonald's Corp.                                              40,555,900
                                                                        -------------
             Retail -- 2.4%
     390,000 Yum! Brands, Inc.                                             18,400,200
                                                                        -------------
             Telecommunications -- 13.5%
     930,000 America Movil SA de CV, Series L, ADR(d)                      48,685,500
     388,300 Mobile TeleSystems, Sponsored ADR(d)                          53,783,433
                                                                        -------------
                                                                          102,468,933
                                                                        -------------
             Transportation -- 4.9%
     380,000 FedEx Corp.                                                   37,426,200
                                                                        -------------
             Total Common Stocks (Identified Cost $655,739,063)           755,536,933
                                                                        -------------
 Principal
  Amount
-------------------------------------------------------------------------------------
Short Term Investments -- 13.3%
$  5,113,179 Repurchase Agreement with Investors Bank & Trust Co. dated
             12/31/2004 at 1.75% to be purchased at $5,113,925 on
             1/03/2005, collateralized by $5,366,089 Federal Home Loan
             Mortgage Bond, 2.953%, due 12/15/2031 valued at $5,371,113     5,113,179
     189,258 Bank of America, 2.26%, due 2/15/2005(e)                         189,258
   4,731,462 Bank of America, 2.27%, due 1/18/2005(e)                       4,731,462
   4,731,462 Bank of Montreal, 2.125%, due 2/02/2005(e)                     4,731,462
  10,753,072 Bank of Montreal, 2.26%, due 1/28/2005(e)                     10,753,072
   4,731,462 Bank of Nova Scotia, 2.33%, due 1/13/2005(e)                   4,731,462

 Principal
  Amount     Description                                                                Value (a)
----------------------------------------------------------------------------------------------------
Short Term Investments -- continued
$  1,892,585 BGI Institutional Money Market Fund(e)                                   $   1,892,585
   3,785,169 BNP Paribas, 2.295%, due 2/23/2005(e)                                        3,785,169
   1,892,585 Calyon, 2.27%, due 1/20/2005(e)                                              1,892,585
  13,248,092 Calyon, 2.34%, due 2/02/2005(e)                                             13,248,092
     894,246 Calyon, 2.435%, due 3/16/2005(e)                                               894,246
   2,838,877 Federal Home Loan Bank, 2.184%, due 1/05/2005(e)                             2,838,877
   4,617,906 Fortis Bank, 2.14%, due 1/12/2005(e)                                         4,617,906
   4,731,461 Fortis Bank, 2.20%, due 2/11/2005(e)                                         4,731,461
   8,270,595 Goldman Sachs Group, Inc., 2.353%, due 1/03/2005(e)                          8,270,595
   1,892,585 HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005(e)                      1,892,585
   1,892,585 Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                                     1,892,585
   1,179,964 Merrill Lynch Premier Institutional Fund(e)                                  1,179,964
   5,677,754 Merrimac Cash Fund-Premium Class(e)                                          5,677,754
     946,292 Ranger Funding, 2.271%, due 1/14/2005(e)                                       946,292
   7,570,338 Royal Bank of Canada, 2.25%, due 1/19/2005(e)                                7,570,338
   4,731,462 Royal Bank of Scotland, 2.36%, due 2/17/2005(e)                              4,731,462
   1,892,585 Wells Fargo, 2.27%, due 1/25/2005(e)                                         1,892,585
   2,838,877 Wells Fargo, 2.32%, due 1/14/2005(e)                                         2,838,877
                                                                                      -------------
             Total Short Term Investments (Identified Cost $101,043,853)                101,043,853
                                                                                      -------------
             Total Investments -- 112.7%
             (Identified Cost $756,782,916)(b)                                          856,580,786
             Other assets less liabilities                                              (96,727,772)
                                                                                      -------------
             Total Net Assets -- 100%                                                 $ 759,853,014
                                                                                      =============
         (a) See Note 2a of Notes to Financial Statements.
         (b) Federal Tax Information:
             At December 31, 2004, the net unrealized appreciation on
             investments based on cost of $756,992,153 for federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost                                $ 101,146,182
             Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                   (1,557,549)
                                                                                      -------------
             Net unrealized appreciation                                              $  99,588,633
                                                                                      =============
             At December 31, 2004, the Fund had a capital loss carryover of approximately $141,323,294 which expires on December 31, 2010.
             This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
             At December 31, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $965,026 in undistributed ordinary income.
         (c) Non-income producing security.
         (d) All or a portion of this security was on loan to brokers at
             December 31, 2004.
         (e) Represents investments of securities lending collateral.
         ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S.
             bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

Investments as of December 31, 2004


Holdings at December 31, 2004 as a Percentage of Net Assets (unaudited)

                        Oil & Gas                 23.7%
                        Telecommunications        13.5
                        Aerospace & Defense        9.9
                        Mining                     9.2
                        Apparel                    5.5
                        Restaurants                5.3
                        Transportation             4.9
                        Cosmetics & Personal Care  4.9
                        Lodging                    4.9
                        Health Care-Services       4.7
                        Insurance                  4.4
                        Electronic Components      3.2
                        Internet                   2.9
                        Retail                     2.4

                See accompanying notes to financial statements.

           HANSBERGER INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004

 Shares   Description                                       Value (a)
-----------------------------------------------------------------------
Common Stocks -- 97.4% of Total Net Assets
          Brazil -- 1.2%
   15,000 Banco Bradesco SA, Sponsored ADR                $     375,900
   12,800 Cia Energetica de Minas Gerais, Sponsored ADR         314,112
   22,860 Petroleo Brasileiro SA, ADR                           909,371
                                                          -------------
                                                              1,599,383
                                                          -------------
          Canada -- 1.5%
   23,600 Manulife Financial Corp.(c)                         1,090,320
   28,200 Suncor Energy, Inc.                                   998,280
                                                          -------------
                                                              2,088,600
                                                          -------------
          China -- 2.1%
  190,460 China Mobile (Hong Kong), Ltd.                        645,648
   47,200 China Mobile (Hong Kong), Ltd., Sponsored ADR         809,952
1,649,410 Denway Motors, Ltd.                                   588,848
  476,160 Ping An Insurance Group Co. of China, Ltd.(d)         820,860
                                                          -------------
                                                              2,865,308
                                                          -------------
          Denmark -- 1.0%
  110,400 Vestas Wind Systems AS(c)(d)                        1,367,208
                                                          -------------
          Finland -- 2.9%
   65,780 Nokia OYJ                                           1,035,369
   44,700 Nokia OYJ, Sponsored ADR                              700,449
   43,700 Stora Enso OYJ                                        667,115
   32,000 Tietoenator OYJ                                     1,014,287
   27,330 UPM-Kymmene OYJ                                       605,645
                                                          -------------
                                                              4,022,865
                                                          -------------
          France -- 13.9%
   44,520 Axa                                                 1,096,337
   45,600 Axa, Sponsored ADR                                  1,128,600
   12,000 BNP Paribas                                           866,370
   34,100 Bouygues SA(c)                                      1,570,465
   12,380 Carrefour SA                                          587,597
   13,200 Cie Generale D'Optique Essilor International SA     1,030,785
   22,860 European Aeronautic Defense and Space Co.(c)          662,342
   10,670 Groupe Danone                                         982,085
    6,286 Lafarge SA                                            604,544
   14,900 L'Oreal SA                                          1,127,209
    6,971 Sanofi-Aventis                                        555,223
   13,330 Schneider Electric SA                                 924,475
   23,650 Societe Generale, Class A                           2,385,014
   37,800 STMicroelectronics NV (New York)(c)                   730,296
   21,240 Suez SA                                               564,480
   43,500 Thomson                                             1,146,051
    8,040 Total SA                                            1,750,117
   10,400 Total SA, Sponsored ADR(c)                          1,142,336
                                                          -------------
                                                             18,854,326
                                                          -------------
          Germany -- 6.5%
    5,050 Adidas-Salomon AG                                     815,111
    5,800 Allianz AG                                            763,248
    7,620 Deutsche Bank AG                                      674,005
   23,400 Deutsche Boerse AG(c)                               1,402,569
   11,710 E.ON AG                                             1,065,594
    8,090 Fresenius Medical Care AG                             648,184
   13,710 Linde AG                                              852,589
    1,350 SAP AG                                                239,918
   16,400 SAP AG, Sponsored ADR                                 725,044
   12,380 Schering AG                                           921,978
    8,100 Siemens AG                                            684,205
                                                          -------------
                                                              8,792,445
                                                          -------------

 Shares   Description                                             Value (a)
-----------------------------------------------------------------------------
          Hong Kong -- 5.8%
  239,400 Esprit Holdings, Ltd.                                  $  1,447,549
   81,140 HSBC Holdings PLC (Hong Kong)                             1,388,347
  182,950 Hutchison Whampoa, Ltd.                                   1,712,288
1,891,730 Johnson Electric Holdings, Ltd.                           1,837,458
  418,000 Li & Fung, Ltd.                                             704,464
  560,217 Shangri-La Asia, Ltd.                                       821,623
                                                                 ------------
                                                                    7,911,729
                                                                 ------------
          Hungary -- 0.6%
   12,600 OTP Bank Rt, Sponsored ADR, 144A(c)                         768,600
                                                                 ------------
          India -- 1.1%
   17,700 HDFC Bank, Ltd., ADR                                        802,872
    9,600 Infosys Technologies, Ltd., Sponsored ADR(c)                665,376
                                                                 ------------
                                                                    1,468,248
                                                                 ------------
          Israel -- 0.7%
   30,700 Teva Pharmaceutical Industries, Ltd., Sponsored ADR(c)      916,702
                                                                 ------------
          Italy -- 3.5%
   65,420 Eni-Ente Nazionale Idrocarburi SpA                        1,632,282
   31,620 Luxottica Group SpA, Sponsored ADR                          644,732
   77,040 Saipem SpA                                                  923,538
  264,900 UniCredito Italiano SpA                                   1,517,810
                                                                 ------------
                                                                    4,718,362
                                                                 ------------
          Japan -- 18.7%
  100,000 Asahi Glass Co., Ltd.                                     1,100,828
   42,100 Canon, Inc.                                               2,268,027
   42,100 Denso Corp.                                               1,125,811
   38,400 Fujisawa Pharmaceutical Co., Ltd.                         1,049,313
    5,600 Funai Electric Co., Ltd.                                    693,931
   13,900 Honda Motor Co., Ltd.                                       719,036
   48,600 JS Group Corp.                                              881,097
   24,000 Kao Corp.                                                   612,567
  409,000 Kawasaki Heavy Industries, Ltd.(c)                          669,381
    2,800 Keyence Corp.                                               626,283
  242,000 Mazda Motor Corp.(c)                                        759,123
  131,000 NEC Corp.                                                   812,927
   11,600 Nidec Corp.                                               1,411,437
   29,700 Nitto Denko Corp.                                         1,626,050
      488 NTT DoCoMo, Inc.                                            898,509
    5,600 ORIX Corp.                                                  759,396
   45,000 Pioneer Corp.                                               876,766
    5,900 Rohm Co., Ltd.                                              609,255
   22,000 Seven-Eleven Japan Co., Ltd.                                692,255
   81,000 Sharp Corp.                                               1,320,146
   10,100 SMC Corp.                                                 1,154,145
   26,600 Sony Corp.                                                1,026,167
      156 Sumitomo Mitsui Financial Group, Inc.                     1,132,197
  194,000 Sumitomo Trust & Banking Co., Ltd. (The)                  1,400,429
   16,200 Takeda Pharmaceutical Co., Ltd.                             814,340
   11,000 World Co., Ltd.                                             385,777
                                                                 ------------
                                                                   25,425,193
                                                                 ------------
          Mexico -- 0.6%
   22,280 Cemex SA de CV, Sponsored ADR                               811,439
                                                                 ------------
          Netherlands -- 3.0%
   28,987 ABN AMRO Holding NV                                         765,262
   18,280 Akzo Nobel NV                                               777,006
   41,028 ING Groep NV                                              1,229,307
   22,190 Koninklijke Philips Electronics NV                          584,317
   26,100 Koninklijke Philips Electronics NV                          691,650
                                                                 ------------
                                                                    4,047,542
                                                                 ------------

                See accompanying notes to financial statements.

Investments as of December 31, 2004

 Shares   Description                                                  Value (a)
----------------------------------------------------------------------------------
          Republic of Korea -- 4.1%
   17,660 Kookmin Bank(d)                                             $    690,910
   19,500 Kookmin Bank, Sponsored ADR(c)(d)                                762,060
   16,430 LG Chem, Ltd.                                                    654,692
    3,900 Samsung Electronics Co., Ltd.                                  1,697,208
    2,100 Samsung Electronics Co., Ltd., GDR, 144A(c)                      456,941
    2,760 Shinsegae Co., Ltd.                                              758,520
   28,470 SK Telecom Co., Ltd., ADR(c)                                     633,458
                                                                      ------------
                                                                         5,653,789
                                                                      ------------
          Singapore -- 1.3%
  113,140 DBS Group Holdings, Ltd.                                       1,115,260
  102,470 Singapore Airlines, Ltd.                                         715,213
                                                                      ------------
                                                                         1,830,473
                                                                      ------------
          South Africa -- 0.6%
  333,020 Old Mutual PLC                                                   844,019
                                                                      ------------
          Spain -- 2.7%
   64,600 Banco Bilbao Vizcaya Argentaria SA                             1,141,926
   92,400 Telefonica Moviles SA                                          1,158,985
   75,613 Telefonica SA                                                  1,419,563
                                                                      ------------
                                                                         3,720,474
                                                                      ------------
          Switzerland -- 5.6%
  104,750 ABB, Ltd.(d)                                                     583,629
   19,880 Lonza Group AG                                                 1,116,364
    4,480 Nestle SA                                                      1,169,431
    5,300 Nobel Biocare Holding AG                                         957,971
   43,710 Novartis AG                                                    2,197,581
   18,600 UBS AG                                                         1,556,120
                                                                      ------------
                                                                         7,581,096
                                                                      ------------
          Taiwan -- 1.0%
  387,148 Taiwan Semiconductor Manufacturing Co., Ltd.                     615,004
   87,620 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR      743,894
                                                                      ------------
                                                                         1,358,898
                                                                      ------------
          United Kingdom -- 19.0%
   19,400 AstraZeneca PLC, Sponsored ADR(c)                                705,966
  100,418 Barclays PLC                                                   1,124,818
   57,711 BHP Billiton PLC                                                 673,538
   17,800 BP PLC, Sponsored ADR                                          1,039,520
  150,900 British Sky Broadcasting PLC                                   1,623,772
  234,090 Compass Group PLC                                              1,099,095
   47,100 Exel PLC                                                         652,597
   63,095 GlaxoSmithKline PLC                                            1,477,584
  299,300 Group 4 Securicor PLC(d)                                         795,840
  130,264 HBOS PLC                                                       2,113,185
  133,710 Kingfisher PLC                                                   791,787
  110,401 Lloyds TSB Group PLC                                             999,680
   38,172 Reckitt Benckiser PLC                                          1,151,425
  143,320 Rolls-Royce Group PLC(d)                                         677,720
4,785,900 Rolls-Royce Group PLC, Class B                                     9,172
   72,094 Royal Bank of Scotland Group PLC                               2,417,816
  330,070 Signet Group PLC                                                 697,382
   82,700 Smith & Nephew PLC                                               843,939
   65,900 Smiths Group PLC                                               1,038,110
   74,831 Standard Chartered PLC                                         1,388,171
  233,488 Tesco PLC                                                      1,436,335
   75,610 Unilever PLC                                                     741,521
  524,146 Vodafone Group PLC                                             1,413,796
   34,300 Vodafone Group PLC, Sponsored ADR                                939,134
                                                                      ------------
                                                                        25,851,903
                                                                      ------------
          Total Common Stocks (Identified Cost $112,795,179)           132,498,602
                                                                      ------------

 Shares    Description                                                                Value (a)
--------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.7%
           Germany -- 0.7%
       945 Porsche AG                                                                $    597,399
     9,640 Volkswagen AG                                                                  319,918
                                                                                     ------------
                                                                                          917,317
                                                                                     ------------
           Total Preferred Stocks (Identified Cost $884,110)                              917,317
                                                                                     ------------
Principal
 Amount
--------------------------------------------------------------------------------------------------
Short Term Investments -- 10.9%
$2,644,318 Repurchase Agreement with Investors Bank & Trust Co. dated
           12/31/2004 at 1.75% to be repurchased at $2,644,704 on
           1/03/2005, collateralized by $2,767,732 Federal Home Loan
           Mortgage Bond, 2.8525%, due 11/15/2031 valued at $2,776,942                  2,644,318
    24,015 Bank of America, 2.26%, due 2/15/2005(e)                                        24,015
   600,381 Bank of America, 2.27%, due 1/18/2005(e)                                       600,381
   600,381 Bank of Montreal, 2.125%, due 2/02/2005(e)                                     600,381
 1,364,470 Bank of Montreal, 2.26%, due 1/28/2005(e)                                    1,364,470
   600,380 Bank of Nova Scotia, 2.33%, due 1/13/2005(e)                                   600,380
   240,152 BGI Institutional Money Market Fund(e)                                         240,152
   480,304 BNP Paribas, 2.295%, due 2/23/2005(e)                                          480,304
   240,152 Calyon, 2.27%, due 1/20/2005(e)                                                240,152
 1,681,066 Calyon, 2.34%, due 2/02/2005(e)                                              1,681,066
   113,472 Calyon, 2.435%, due 3/16/2005(e)                                               113,472
   360,228 Federal Home Loan Bank, 2.184%, due 1/05/2005(e)                               360,228
   585,972 Fortis Bank, 2.14%, due 1/12/2005(e)                                           585,972
   600,380 Fortis Bank, 2.20%, due 2/11/2005(e)                                           600,380
 1,049,466 Goldman Sachs Group, Inc., 2.353%, due 1/03/2005(e)                          1,049,466
   240,152 HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005(e)                        240,152
   240,152 Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                                       240,152
   149,727 Merrill Lynch Premier Institutional Fund(e)                                    149,727
   720,457 Merrimac Cash Fund-Premium Class(e)                                            720,457
   120,076 Ranger Funding, 2.271%, due 1/14/2005(e)                                       120,076
   960,609 Royal Bank of Canada, 2.25%, due 1/19/2005(e)                                  960,609
   600,380 Royal Bank of Scotland, 2.36%, due 2/17/2005(e)                                600,380
   240,152 Wells Fargo, 2.27%, due 1/25/2005(e)                                           240,152
   360,228 Wells Fargo, 2.32%, due 1/14/2005(e)                                           360,228
                                                                                     ------------
           Total Short Term Investments (Identified Cost $14,817,070)                  14,817,070
                                                                                     ------------
           Total Investments -- 109.0%
           (Identified Cost $128,496,359)(b)                                          148,232,989
           Other assets less liabilities                                              (12,267,150)
                                                                                     ------------
           Total Net Assets -- 100%                                                  $135,965,839
                                                                                     ============
       (a) See Note 2a of Notes to Financial Statements.
       (b) Federal Tax Information:
           At December 31, 2004, the net unrealized appreciation on investments based on cost of $129,348,120 for federal income tax purposes was as follows:
           Aggregate gross unrealized appreciation for all investments in
           which there is an excess of value over tax cost                           $ 21,146,883
           Aggregate gross unrealized depreciation for all investments in
           which there is an excess of tax cost over value                             (2,262,014)
                                                                                     ------------
           Net unrealized appreciation                                               $ 18,884,869
                                                                                     ============
           At December 31, 2004, the Fund had a capital loss carryover of approximately $8,938,160 of which $1,066,443 expires on December
           31, 2009 and $7,871,717 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

                See accompanying notes to financial statements.

Investments as of December 31, 2004

        For the year ended December 31, 2004, the Fund has elected to defer
        $9,235 of foreign currency losses attributable to Post-October losses.
        At December 31, 2004, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.
    (c) All or a portion of this security was on loan to brokers at December 31, 2004.
    (d) Non-income producing security.
    (e) Represents investments of securities lending collateral.
ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt
        (GDR) is a certificate issued by a U.S. Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and
        GDRs are significantly influenced by trading on exchanges not located in the United States.
   144A Securities exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,225,541 or 0.9% of net assets.

Holdings at December 31, 2004 as a Percentage of Net Assets (unaudited)

                    Banks                             18.7%
                    Telecommunications                 7.2
                    Pharmaceuticals                    6.4
                    Oil & Gas                          5.5
                    Electrical Components & Equipment  5.3
                    Insurance                          5.1
                    Food                               3.6
                    Chemicals                          3.1
                    Health Care-Products               3.1
                    Hand & Machine Tools               2.5
                    Building Materials                 2.5
                    Home Furnishings                   2.3
                    Engineering & Construction         2.2
                    Auto Manufacturers                 2.2
                    Retail                             2.1
                    Electronics                        2.0
                    Other, less than 2% each          24.3

                See accompanying notes to financial statements.

        HARRIS ASSOCIATES FOCUSED VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004


  Shares        Description                                                     Value (a)
-------------------------------------------------------------------------------------------
Common Stocks -- 90.6% of Total Net Assets
                Aerospace & Defense -- 4.0%
     378,600    Raytheon Co.                                                  $  14,701,038
                                                                              -------------
                Apparel -- 2.4%
     203,800    Liz Claiborne, Inc.                                               8,602,398
                                                                              -------------
                Beverages -- 3.2%
     548,500    Coca-Cola Enterprises, Inc.                                      11,436,225
                                                                              -------------
                Commercial Services -- 14.5%
     485,900    H&R Block, Inc.(c)                                               23,809,100
     127,800    Moody's Corp.                                                    11,099,430
     503,000    RR Donnelley & Sons Co.                                          17,750,870
                                                                              -------------
                                                                                 52,659,400
                                                                              -------------
                Hand & Machine Tools -- 4.4%
     178,900    Black & Decker Corp.(c)                                          15,802,237
                                                                              -------------
                Health Care-Products -- 1.6%
     170,300    Baxter International, Inc.                                        5,882,162
                                                                              -------------
                Media -- 11.5%
      84,500    Cablevision Systems Corp., Class A(d)                             2,104,050
     181,400    Knight-Ridder, Inc.(c)                                           12,142,916
     851,200    Liberty Media Corp., Class A(d)                                   9,346,176
     932,700    Time Warner, Inc.(d)                                             18,131,688
                                                                              -------------
                                                                                 41,724,830
                                                                              -------------
                Oil & Gas -- 4.3%
     357,800    Burlington Resources, Inc.                                       15,564,300
                                                                              -------------
                Pharmaceuticals -- 11.3%
     480,100    Bristol-Myers Squibb Co.                                         12,300,162
     388,400    Hospira, Inc.(d)                                                 13,011,400
     452,800    Omnicare, Inc.                                                   15,675,936
                                                                              -------------
                                                                                 40,987,498
                                                                              -------------
                Retail -- 13.5%
     497,800    AutoNation, Inc.(d)                                               9,562,738
     611,900    TJX Cos., Inc.(c)                                                15,377,047
     513,900    Yum! Brands, Inc.                                                24,245,802
                                                                              -------------
                                                                                 49,185,587
                                                                              -------------
                Savings & Loans -- 15.3%
   1,314,000    Washington Mutual, Inc.                                          55,555,920
                                                                              -------------
                Software -- 4.6%
     393,600    First Data Corp.                                                 16,743,744
                                                                              -------------
                Total Common Stocks (Identified Cost $250,117,258)              328,845,339
                                                                              -------------
 Principal
  Amount
-------------------------------------------------------------------------------------------
Short Term Investments -- 16.1%
$ 34,625,799    Repurchase Agreement with Investors Bank & Trust Co. dated
                12/31/2004 at 1.75% to be repurchased at $34,630,848 on
                1/03/2005, collateralized by $10,472,407 Federal Home Loan
                Mortgage Bond, 2.803%, due 6/15/2034 valued at $10,502,808 and $21,080,000 Federal Home Loan Mortgage Bond, 2.902%, due
                1/15/2033 valued at $21,003,033 and $4,544,305 Small Business
                Administration Bond, 4.625%, due 11/25/2022 valued at
                $4,857,089                                                       34,625,799
      47,324    Bank of America, 2.26%, due 2/15/2005(e)                             47,324
   1,183,096    Bank of America, 2.27%, due 1/18/2005(e)                          1,183,096
   1,183,096    Bank of Montreal, 2.125%, due 2/02/2005(e)                        1,183,096
   2,688,792    Bank of Montreal, 2.26%, due 1/28/2005(e)                         2,688,792
   1,183,096    Bank of Nova Scotia, 2.33%, due 1/13/2005(e)                      1,183,096

 Principal
  Amount     Description                                                             Value (a)
--------------------------------------------------------------------------------------------------
Short Term Investments -- (continued)
$    473,238 BGI Institutional Money Market Fund(e)                                $     473,238
     946,477 BNP Paribas, 2.295%, due 2/23/2005(e)                                       946,477
     473,238 Calyon, 2.27%, due 1/20/2005(e)                                             473,238
   3,312,669 Calyon, 2.34%, due 2/02/2005(e)                                           3,312,669
     223,605 Calyon, 2.435%, due 3/16/2005(e)                                            223,605
     709,858 Federal Home Loan Bank, 2.184%, due 1/05/2005(e)                            709,858
   1,154,702 Fortis Bank, 2.14%, due 1/12/2005(e)                                      1,154,702
   1,183,096 Fortis Bank, 2.20%, due 2/11/2005(e)                                      1,183,096
   2,068,052 Goldman Sachs Group, Inc., 2.353%, due 1/03/2005(e)                       2,068,052
     473,238 HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005(e)                     473,238
     473,238 Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                                    473,238
     295,049 Merrill Lynch Premier Institutional Fund(e)                                 295,049
   1,419,715 Merrimac Cash Fund-Premium Class(e)                                       1,419,715
     236,619 Ranger Funding, 2.271%, due 1/14/2005(e)                                    236,619
   1,892,954 Royal Bank of Canada, 2.25%, due 1/19/2005(e)                             1,892,954
   1,183,096 Royal Bank of Scotland, 2.36%, due 2/17/2005(e)                           1,183,096
     473,238 Wells Fargo, 2.27%, due 1/25/2005(e)                                        473,238
     709,858 Wells Fargo, 2.32%, due 1/14/2005(e)                                        709,858
                                                                                   -------------
             Total Short Term Investments (Identified Cost $58,613,143)               58,613,143
                                                                                   -------------
             Total Investments -- 106.7%
             (Identified Cost $308,730,401)(b)                                       387,458,482
             Other assets less liabilities                                           (24,361,324)
                                                                                   -------------
             Total Net Assets -- 100%                                              $ 363,097,158
                                                                                   =============
         (a) See Note 2a of Notes to Financial Statements.
         (b) Federal Tax Information:
             At December 31, 2004, the net unrealized appreciation on
             investments based on cost of $308,730,401 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for
             all investments in which there is an excess of value over tax cost    $  78,728,081
             Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                        --
                                                                                   -------------
             Net unrealized appreciation                                           $  78,728,081
                                                                                   =============
             At December 31, 2004, the Fund had a capital loss carryover of approximately
             $10,136,380 which expires on December 31, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
             At December 31, 2004, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.
         (c) All or a portion of this security was on loan to brokers at December 31, 2004.
         (d) Non-income producing security.
         (e) Represents investments of securities lending collateral.

                See accompanying notes to financial statements.

Investments as of December 31, 2004


Holdings at December 31, 2004 as a Percentage of Net Assets (unaudited)

                         Savings & Loans          15.3%
                         Commercial Services      14.5
                         Retail                   13.5
                         Media                    11.5
                         Pharmaceuticals          11.3
                         Software                  4.6
                         Hand & Machine Tools      4.4
                         Oil & Gas                 4.3
                         Aerospace & Defense       4.0
                         Beverages                 3.2
                         Apparel                   2.4
                         Other, less than 2% each  1.6

                See accompanying notes to financial statements.

       HARRIS ASSOCIATES LARGE CAP VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004

  Shares   Description                              Value (a)
---------------------------------------------------------------
Common Stocks -- 97.3% of Total Net Assets
           Aerospace & Defense -- 2.6%
   234,900 Raytheon Co.                           $   9,121,167
                                                  -------------
           Banks -- 2.0%
   224,800 U.S. Bancorp                               7,040,736
                                                  -------------
           Beverages -- 6.7%
   145,300 Anheuser-Busch Cos., Inc.                  7,371,069
    43,000 Coca-Cola Co. (The)                        1,790,090
   171,900 Coca-Cola Enterprises, Inc.                3,584,115
   182,300 Diageo PLC, Sponsored ADR(c)              10,551,524
                                                  -------------
                                                     23,296,798
                                                  -------------
           Building Materials -- 3.2%
   303,500 Masco Corp.                               11,086,855
                                                  -------------
           Diversified Financial Services -- 8.2%
   173,400 Citigroup, Inc.                            8,354,412
   132,700 Fannie Mae                                 9,449,567
   268,300 JPMorgan Chase & Co.                      10,466,383
                                                  -------------
                                                     28,270,362
                                                  -------------
           Environmental Control -- 2.9%
   337,900 Waste Management, Inc.                    10,116,726
                                                  -------------
           Food -- 7.3%
   136,900 General Mills, Inc.(c)                     6,805,299
   128,500 H.J. Heinz Co.                             5,010,215
   206,800 Kraft Foods, Inc., Class A(c)              7,364,148
    92,700 Nestle SA, Sponsored ADR                   6,049,454
                                                  -------------
                                                     25,229,116
                                                  -------------
           Health Care-Products -- 5.9%
   213,300 Baxter International, Inc.                 7,367,382
    69,900 Guidant Corp.                              5,039,790
   126,100 Johnson & Johnson                          7,997,262
                                                  -------------
                                                     20,404,434
                                                  -------------
           Household Products & Wares -- 2.5%
   113,000 Fortune Brands, Inc.                       8,721,340
                                                  -------------
           Insurance -- 1.8%
    81,300 Aflac, Inc.                                3,238,992
    44,600 MGIC Investment Corp.                      3,073,386
                                                  -------------
                                                      6,312,378
                                                  -------------
           Leisure Time -- 2.1%
    64,500 Carnival Corp.                             3,717,135
    60,200 Harley-Davidson, Inc.                      3,657,150
                                                  -------------
                                                      7,374,285
                                                  -------------
           Media -- 17.8%
   344,300 Comcast Corp., Special Class A(d)         11,306,812
   345,400 DIRECTV Group (The), Inc.(d)               5,781,996
 1,254,700 Liberty Media Corp., Class A(d)           13,776,606
   644,900 Time Warner, Inc.(d)                      12,536,856
   235,600 Viacom, Inc., Class B                      8,573,484
   354,600 Walt Disney Co. (The)                      9,857,880
                                                  -------------
                                                     61,833,634
                                                  -------------
           Miscellaneous - Manufacturing -- 1.4%
   132,100 Honeywell International, Inc.              4,677,661
                                                  -------------
           Office & Business Equipment -- 3.2%
   644,900 Xerox Corp.(d)                            10,969,749
                                                  -------------

  Shares    Description                                                           Value (a)
---------------------------------------------------------------------------------------------
            Oil & Gas -- 2.3%
    141,800 Burlington Resources, Inc.                                          $   6,168,300
     22,200 ConocoPhillips                                                          1,927,626
                                                                                -------------
                                                                                    8,095,926
                                                                                -------------
            Pharmaceuticals -- 5.6%
    172,800 Abbott Laboratories                                                     8,061,120
    209,800 Bristol-Myers Squibb Co.                                                5,375,076
    187,700 Merck & Co., Inc.                                                       6,032,678
                                                                                -------------
                                                                                   19,468,874
                                                                                -------------
            Retail -- 15.5%
     92,100 Costco Wholesale Corp.                                                  4,458,561
    435,800 Gap (The), Inc.(c)                                                      9,204,096
    282,100 Home Depot, Inc.                                                       12,056,954
    192,200 Kohl's Corp.(d)                                                         9,450,474
     71,800 Limited Brands, Inc.                                                    1,652,836
    390,400 McDonald's Corp.                                                       12,516,224
     84,900 Wal-Mart Stores, Inc.                                                   4,484,418
                                                                                -------------
                                                                                   53,823,563
                                                                                -------------
            Savings & Loans -- 4.0%
    324,300 Washington Mutual, Inc.                                                13,711,404
                                                                                -------------
            Software -- 2.3%
    189,500 First Data Corp.                                                        8,061,330
                                                                                -------------
            Total Common Stocks (Identified Cost $268,523,000)                    337,616,338
                                                                                -------------
 Principal
  Amount
---------------------------------------------------------------------------------------------
Short Term Investments -- 7.1%
$ 9,247,571 Repurchase Agreement with Investors Bank & Trust Co. dated
            12/31/2004 at 1.75% to be repurchased at $9,248,920 on
            1/03/2005, collateralized by $931,368 Small Business Administration
            Bond, 5.375%, due 1/25/2017 valued at $976,088 and $8,079,543
            Small Business Administration Bond, 5.375%, due 1/25/2017 valued
            at $8,733,862                                                           9,247,571
     30,039 Bank of America, 2.26%, due 2/15/2005(e)                                   30,039
    750,995 Bank of America, 2.27%, due 1/18/2005(e)                                  750,995
    750,995 Bank of Montreal, 2.125%, due 2/02/2005(e)                                750,995
  1,706,767 Bank of Montreal, 2.26%, due 1/28/2005(e)                               1,706,767
    750,995 Bank of Nova Scotia, 2.33%, due 1/13/2005(e)                              750,995
    300,398 BGI Institutional Money Market Fund(e)                                    300,398
    600,796 BNP Paribas, 2.295%, due 2/23/2005(e)                                     600,796
    300,397 Calyon, 2.27%, due 1/20/2005(e)                                           300,397
  2,102,785 Calyon, 2.34%, due 2/02/2005(e)                                         2,102,785
    141,938 Calyon, 2.435%, due 3/16/2005(e)                                          141,938
    450,597 Federal Home Loan Bank, 2.184%, due 1/05/2005(e)                          450,597
    732,971 Fortis Bank, 2.14%, due 1/12/2005(e)                                      732,971
    750,995 Fortis Bank, 2.20%, due 2/11/2005(e)                                      750,995
  1,312,739 Goldman Sachs Group, Inc., 2.353%, due 1/03/2005(e)                     1,312,739
    300,398 HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005(e)                   300,398
    300,398 Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                                  300,398
    187,288 Merrill Lynch Premier Institutional Fund(e)                               187,288
    901,194 Merrimac Cash Fund-Premium Class(e)                                       901,194
    150,199 Ranger Funding, 2.271%, due 1/14/2005(e)                                  150,199
  1,201,592 Royal Bank of Canada, 2.25%, due 1/19/2005(e)                           1,201,592
    750,995 Royal Bank of Scotland, 2.36%, due 2/17/2005(e)                           750,995
    300,398 Wells Fargo, 2.27%, due 1/25/2005(e)                                      300,398
    450,596 Wells Fargo, 2.32%, due 1/14/2005(e)                                      450,596
                                                                                -------------
            Total Short Term Investments (Identified Cost $24,474,036)             24,474,036
                                                                                -------------

                See accompanying notes to financial statements.

Investments as of December 31, 2004

    Total Investments -- 104.4%
    (Identified Cost $292,997,036)(b)                                          $362,090,374
    Other assets less liabilities                                               (15,288,229)
                                                                                ------------
    Total Net Assets -- 100%                                                   $346,802,145
                                                                                ============
(a) See Note 2a of Notes to Financial Statements.
(b) Federal Tax Information:
    At December 31, 2004, the net unrealized appreciation on investments based on cost of $294,643,614 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
    there is an excess of value over tax cost                                  $ 70,283,743
    Aggregate gross unrealized depreciation for all investments in which
    there is an excess of tax cost over value                                    (2,836,983)
                                                                                ------------
    Net unrealized appreciation                                                $ 67,446,760
                                                                                ============
    At December 31, 2004, the Fund had a capital loss carryover of approximately
    $134,352,059 of which $16,433,943 expires on December 31, 2008, $83,318,807 expires on December 31, 2009, $24,633,843 expires on December 31, 2010 and
    $9,965,466 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
    For the year ended December 31, 2004, the Fund has elected to defer $159,806 of capital losses attributable to Post-October losses.
    At December 31, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $357,277 in undistributed ordinary income.
(c) All or a portion of this security was on loan to brokers at December 31, 2004.
(d) Non-income producing security.
(e) Represents investments of securities lending collateral.
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at December 31, 2004 as a Percentage of Net Assets (unaudited)

                      Media                          17.8%
                      Retail                         15.5
                      Diversified Financial Services  8.2
                      Food                            7.3
                      Beverages                       6.7
                      Health Care-Products            5.9
                      Pharmaceuticals                 5.6
                      Savings & Loans                 4.0
                      Building Materials              3.2
                      Office & Business Equipment     3.2
                      Environmental Control           2.9
                      Aerospace & Defense             2.6
                      Household Products & Wares      2.5
                      Oil & Gas                       2.3
                      Software                        2.3
                      Leisure Time                    2.1
                      Banks                           2.0
                      Other, less than 2% each        3.2

                See accompanying notes to financial statements.

        VAUGHAN NELSON SMALL CAP VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004

  Shares   Description                                       Value (a)
------------------------------------------------------------------------
Common Stocks -- 98.6% of Total Net Assets
           Aerospace & Defense -- 5.7%
    30,125 Alliant Techsystems, Inc.(c)(d)                 $   1,969,572
    57,450 DRS Technologies, Inc.(c)                           2,453,689
    23,800 Esterline Technologies Corp.(c)                       777,070
    27,100 Moog, Inc., Class A(c)                              1,228,985
                                                           -------------
                                                               6,429,316
                                                           -------------
           Automobiles -- 0.7%
    40,650 Monaco Coach Corp.                                    836,170
                                                           -------------
           Banks -- 8.2%
    48,951 MB Financial, Inc.                                  2,063,285
    54,800 Provident Bankshares Corp.                          1,993,076
   114,015 Republic Bancorp, Inc.                              1,742,149
    46,075 United Bankshares, Inc.                             1,757,761
    54,900 WesBanco, Inc.                                      1,755,153
                                                           -------------
                                                               9,311,424
                                                           -------------
           Building Materials -- 1.1%
   167,650 U.S. Concrete, Inc.(c)                              1,285,875
                                                           -------------
           Chemicals -- 1.0%
    21,800 Georgia Gulf Corp.                                  1,085,640
                                                           -------------
           Commercial Services -- 7.9%
    47,900 Consolidated Graphics, Inc.(c)                      2,198,610
   101,425 Cornell Cos., Inc.(c)                               1,539,631
    62,500 Dollar Thrifty Automotive Group, Inc.(c)            1,887,500
    27,275 McGrath Rentcorp                                    1,189,463
   100,600 Navigant International, Inc.(c)                     1,224,302
    55,700 Team, Inc.(c)                                         866,135
                                                           -------------
                                                               8,905,641
                                                           -------------
           Distribution & Wholesale -- 1.3%
    41,050 Watsco, Inc.                                        1,445,781
                                                           -------------
           Diversified Financial Services -- 3.0%
    57,650 Friedman, Billings, Ramsey Group, Inc., Class A     1,117,833
    74,450 Raymond James Financial, Inc.                       2,306,461
                                                           -------------
                                                               3,424,294
                                                           -------------
           Electrical Components & Equipment -- 2.1%
    30,100 AZZ, Inc.(c)                                          489,125
    57,300 MTS Systems Corp.                                   1,937,313
                                                           -------------
                                                               2,426,438
                                                           -------------
           Food -- 0.6%
    52,500 Gold Kist, Inc.(c)                                    715,050
                                                           -------------
           Health Care-Services -- 5.5%
   128,850 Healthcare Services Group, Inc.                     2,685,234
    23,375 Pediatrix Medical Group, Inc.(c)                    1,497,169
    56,075 Triad Hospitals, Inc.(c)                            2,086,551
                                                           -------------
                                                               6,268,954
                                                           -------------
           Holding Companies - Diversified -- 1.4%
    48,600 Walter Industries, Inc.(d)                          1,639,278
                                                           -------------
           Household Products & Wares -- 1.3%
    45,175 Yankee Candle Co. (The), Inc.(c)(d)                 1,498,906
                                                           -------------
           Insurance -- 4.8%
    40,875 Allmerica Financial Corp.(c)                        1,341,926
    61,250 HCC Insurance Holdings, Inc.                        2,028,600
    59,925 Infinity Property & Casualty Corp.                  2,109,360
                                                           -------------
                                                               5,479,886
                                                           -------------

  Shares   Description                                Value (a)
-----------------------------------------------------------------
           Investment Companies -- 4.7%
    21,450 iShares Russell 2000 Value Index Fund(d) $   4,138,992
    66,675 MCG Capital Corp.                            1,142,143
                                                    -------------
                                                        5,281,135
                                                    -------------
           Iron & Steel -- 4.3%
    57,375 Allegheny Technologies, Inc.                 1,243,316
    55,287 Gibraltar Industries, Inc.                   1,305,879
    47,975 Olympic Steel, Inc.(d)                       1,271,817
    26,800 Steel Dynamics, Inc.                         1,015,184
                                                    -------------
                                                        4,836,196
                                                    -------------
           Leisure Time -- 1.6%
   111,500 K2, Inc.(c)(d)                               1,770,620
                                                    -------------
           Lodging -- 1.6%
   194,575 La Quinta Corp.(c)                           1,768,687
                                                    -------------
           Machinery - Diversified -- 2.9%
    41,300 Briggs & Stratton Corp.(c)(d)                1,717,254
    40,550 Nordson Corp.                                1,624,838
                                                    -------------
                                                        3,342,092
                                                    -------------
           Media -- 1.3%
    75,925 Journal Register Co.(c)                      1,467,630
                                                    -------------
           Mining -- 0.7%
    29,025 Century Aluminum Co.                           762,196
                                                    -------------
           Miscellaneous - Manufacturing -- 1.4%
   177,200 Jacuzzi Brands, Inc.                         1,541,640
                                                    -------------
           Oil & Gas -- 3.2%
    86,475 Comstock Resources, Inc.(c)                  1,906,774
    22,175 Southwestern Energy Co.(c)                   1,124,051
    11,375 Ultra Petroleum Corp.(c)                       547,479
                                                    -------------
                                                        3,578,304
                                                    -------------
           Oil & Gas Services -- 3.0%
    76,200 Oil States International, Inc.(c)            1,469,898
    85,925 Willbros Group, Inc.(c)(d)                   1,980,571
                                                    -------------
                                                        3,450,469
                                                    -------------
           Pipelines -- 1.3%
    24,550 Equitable Resources, Inc.(d)                 1,489,203
                                                    -------------
           Real Estate -- 1.7%
    57,650 CB Richard Ellis Group, Inc., Class A(c)     1,934,158
                                                    -------------
           REITS - Hotel -- 3.4%
   198,600 Ashford Hospitality Trust, Inc.              2,158,782
   153,300 Highland Hospitality Corp.                   1,723,092
                                                    -------------
                                                        3,881,874
                                                    -------------
           REITS - Mortgage -- 1.6%
    51,800 American Home Mortgage Investment Corp.      1,774,150
                                                    -------------
           REITS - Office Buildings -- 1.7%
   118,875 American Financial Realty Trust              1,923,398
                                                    -------------
           Retail - 7.5%
    64,525 Regis Corp.                                  2,977,829
   120,825 Triarc Cos., Inc., Class B                   1,481,315
    68,925 United Auto Group, Inc.                      2,039,491
    65,275 Zale Corp.(c)(d)                             1,949,764
                                                    -------------
                                                        8,448,399
                                                    -------------
           Semiconductors -- 1.7%
   147,000 Asyst Technologies, Inc.(c)                    748,230

                See accompanying notes to financial statements.

Investments as of December 31, 2004

  Shares    Description                                                  Value (a)
-------------------------------------------------------------------------------------
            Semiconductors -- continued
     16,675 ATMI, Inc.(c)(d)                                           $     375,688
     43,825 Brooks Automation, Inc.(c)                                       754,667
                                                                       -------------
                                                                           1,878,585
                                                                       -------------
            Software -- 2.6%
     52,250 Inter-Tel, Inc.                                                1,430,605
     56,750 Reynolds & Reynolds Co. (The), Class A                         1,504,443
                                                                       -------------
                                                                           2,935,048
                                                                       -------------
            Telecommunications -- 0.8%
    160,225 Hypercom Corp.(c)                                                948,532
                                                                       -------------
            Transportation -- 5.9%
      6,900 Arlington Tankers, Ltd.                                          158,355
     63,775 Genesee & Wyoming, Inc., Class A(c)                            1,793,991
     22,350 Landstar System, Inc.(c)                                       1,645,854
    122,250 RailAmerica, Inc.(c)                                           1,595,363
     67,000 Werner Enterprises, Inc.                                       1,516,880
                                                                       -------------
                                                                           6,710,443
                                                                       -------------
            Trucking & Leasing -- 1.1%
     27,510 Amerco, Inc.(c)(d)                                             1,264,910
                                                                       -------------
            Total Common Stocks (Identified Cost $97,108,617)            111,740,322
                                                                       -------------
 Principal
  Amount
-------------------------------------------------------------------------------------
Short Term Investments -- 16.4%
$ 1,891,143 Repurchase Agreement with Investors Bank & Trust Co. dated
            12/31/2004 at 1.75% to be repurchased at $1,891,419 on
            1/03/2005, collateralized by $1,970,075 Federal Home Loan
            Mortgage Bond, 2.902%, due 3/15/2032 valued at $1,986,949      1,891,143
     32,852 Bank of America, 2.26%, due 2/15/2005(e)                          32,852
    821,308 Bank of America, 2.27%, due 1/18/2005(e)                         821,308
    821,308 Bank of Montreal, 2.125%, due 2/02/2005(e)                       821,308
  1,866,566 Bank of Montreal, 2.26%, due 1/28/2005(e)                      1,866,566
    821,308 Bank of Nova Scotia, 2.33%, due 1/13/2005(e)                     821,308
    328,523 BGI Institutional Money Market Fund(e)                           328,523
    657,046 BNP Paribas, 2.295%, due 2/23/2005(e)                            657,046
    328,523 Calyon, 2.27%, due 1/20/2005(e)                                  328,523
  2,299,663 Calyon, 2.34%, due 2/02/2005(e)                                2,299,663
    155,227 Calyon, 2.435%, due 3/16/2005(e)                                 155,227
    492,785 Federal Home Loan Bank, 2.184%, due 1/05/2005(e)                 492,785
    801,597 Fortis Bank, 2.14%, due 1/12/2005(e)                             801,597
    821,308 Fortis Bank, 2.20%, due 2/11/2005(e)                             821,308
  1,435,647 Goldman Sachs Group, Inc., 2.353%, due 1/03/2005(e)            1,435,647
    328,523 HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005(e)          328,523
    328,523 Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                         328,523
    204,823 Merrill Lynch Premier Institutional Fund(e)                      204,823
    985,570 Merrimac Cash Fund-Premium Class(e)                              985,570
    164,262 Ranger Funding, 2.271%, due 1/14/2005(e)                         164,262
  1,314,093 Royal Bank of Canada, 2.25%, due 1/19/2005(e)                  1,314,093
    821,308 Royal Bank of Scotland, 2.36%, due 2/17/2005(e)                  821,308
    328,523 Wells Fargo, 2.27%, due 1/25/2005(e)                             328,523
    492,785 Wells Fargo, 2.32%, due 1/14/2005(e)                             492,785
                                                                       -------------
            Total Short Term Investments (Identified Cost $18,543,214)    18,543,214
                                                                       -------------
            Total Investments -- 115.0%
            (Identified Cost $115,651,831)(b)                            130,283,536
            Other assets less liabilities                                (16,945,681)
                                                                       -------------
            Total Net Assets -- 100%                                   $ 113,337,855
                                                                       =============

  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information:
      At December 31, 2004, the net unrealized appreciation on investments based on cost of $115,609,992 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost                                                    $16,077,384
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value                                                     (1,403,840)
                                                                                       -----------
      Net unrealized appreciation                                                      $14,673,544
                                                                                       ===========
      At December 31, 2004, the Fund had a capital loss carryover of approximately $42,306,805 of which $15,016,855 expires on December 31, 2009 and $27,289,950 expires on December 31,
      2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
      At December 31, 2004, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.
  (c) Non-income producing security.
  (d) All or a portion of this security was on loan to brokers at December 31, 2004.
  (e) Represents investments of securities lending collateral.
REITS Real Estate Investment Trusts

Holdings at December 31, 2004 as a Percentage of Net Assets (unaudited)

                    Banks                              8.2%
                    Commercial Services                7.9
                    Retail                             7.5
                    Transportation                     5.9
                    Aerospace & Defense                5.7
                    Health Care-Services               5.5
                    Insurance                          4.8
                    Investment Companies               4.7
                    Iron & Steel                       4.3
                    REITS - Hotel                      3.4
                    Oil & Gas                          3.2
                    Diversified Financial Services     3.0
                    Oil & Gas Services                 3.0
                    Machinery - Diversified            2.9
                    Software                           2.6
                    Electrical Components & Equipment  2.1
                    Other, less than 2% each          23.9

                See accompanying notes to financial statements.

            WESTPEAK CAPITAL GROWTH FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004

  Shares   Description                                Value (a)
-----------------------------------------------------------------
Common Stocks -- 98.4% of Total Net Assets
           Aerospace & Defense -- 4.5%
    35,000 Boeing Co. (The)                          $  1,811,950
    13,500 General Dynamics Corp.                       1,412,100
                                                     ------------
                                                        3,224,050
                                                     ------------
           Banks -- 2.2%
    49,100 U.S. Bancorp                                 1,537,812
                                                     ------------
           Beverages -- 3.3%
     2,200 Anheuser-Busch Cos., Inc.                      111,606
    11,900 Coca-Cola Co. (The)                            495,397
    33,600 Pepsi Bottling Group, Inc.(c)                  908,544
    15,600 PepsiCo, Inc.                                  814,320
                                                     ------------
                                                        2,329,867
                                                     ------------
           Biotechnology -- 2.4%
    17,800 Amgen, Inc.(d)                               1,141,870
    10,100 Genentech, Inc.(d)                             549,844
                                                     ------------
                                                        1,691,714
                                                     ------------
           Chemicals -- 2.2%
    24,900 Sherwin-Williams Co. (The)                   1,111,287
     7,100 Sigma-Aldrich Corp.                            429,266
                                                     ------------
                                                        1,540,553
                                                     ------------
           Commercial Services -- 2.7%
    55,000 Cendant Corp.                                1,285,900
    23,700 Equifax, Inc.                                  665,970
                                                     ------------
                                                        1,951,870
                                                     ------------
           Computers -- 6.9%
    50,000 Dell, Inc.(d)                                2,107,000
    28,800 International Business Machines Corp.        2,839,104
                                                     ------------
                                                        4,946,104
                                                     ------------
           Cosmetics & Personal Care -- 2.4%
    23,400 Kimberly-Clark Corp.                         1,539,954
     3,800 Procter & Gamble Co.                           209,304
                                                     ------------
                                                        1,749,258
                                                     ------------
           Distribution & Wholesale -- 1.2%
     2,700 Ingram Micro, Inc., Class A(d)                  56,160
    11,800 W.W. Grainger, Inc.                            786,116
                                                     ------------
                                                          842,276
                                                     ------------
           Diversified Financial Services -- 7.6%
    26,700 American Express Co.                         1,505,079
    17,500 Ameritrade Holding Corp.(d)                    248,850
    19,900 Capital One Financial Corp.(c)               1,675,779
    72,800 Charles Schwab Corp. (The)(c)                  870,688
    12,000 Fannie Mae                                     854,520
    10,500 MBNA Corp.                                     295,995
                                                     ------------
                                                        5,450,911
                                                     ------------
           Electrical Components & Equipment -- 1.8%
    26,500 Energizer Holdings, Inc.(c)(d)               1,316,785
                                                     ------------
           Electronics -- 2.9%
    38,800 Applera Corp. - Applied Biosystems Group       811,308
    23,400 Taser International, Inc.(c)(d)                739,206
    11,200 Waters Corp.(d)                                524,048
                                                     ------------
                                                        2,074,562
                                                     ------------
           Forest Products & Paper -- 0.0%
       739 Neenah Paper, Inc.(c)                           24,091
                                                     ------------

  Shares   Description                              Value (a)
---------------------------------------------------------------
           Health Care-Products -- 5.4%
    28,500 Becton Dickinson & Co.                  $  1,618,800
    10,300 Dade Behring Holdings, Inc.(c)(d)            576,800
    26,600 Johnson & Johnson                          1,686,972
                                                   ------------
                                                      3,882,572
                                                   ------------
           Health Care-Services -- 2.4%
    15,700 Laboratory Corp. of America Holdings(d)      782,174
    10,500 UnitedHealth Group, Inc.                     924,315
                                                   ------------
                                                      1,706,489
                                                   ------------
           Home Builders -- 2.3%
     2,100 NVR, Inc.(d)                               1,615,740
                                                   ------------
           Insurance -- 0.9%
     4,300 Aflac, Inc.                                  171,312
     1,600 American International Group, Inc.           105,072
     7,600 W.R. Berkley Corp.                           358,492
                                                   ------------
                                                        634,876
                                                   ------------
           Internet -- 1.5%
     8,400 Travelzoo, Inc.(c)(d)                        801,612
     6,600 Yahoo!, Inc.(d)                              248,688
                                                   ------------
                                                      1,050,300
                                                   ------------
           Leisure Time -- 0.4%
     4,900 Harley-Davidson, Inc.                        297,675
                                                   ------------
           Lodging -- 0.9%
    11,500 Choice Hotels International, Inc.            667,000
                                                   ------------
           Media -- 0.3%
     8,800 Westwood One, Inc.(d)                        236,984
                                                   ------------
           Mining -- 0.2%
     3,400 Newmont Mining Corp.                         150,994
                                                   ------------
           Miscellaneous - Manufacturing -- 2.0%
    15,300 Illinois Tool Works, Inc.                  1,418,004
                                                   ------------
           Office & Business Equipment -- 0.7%
    10,400 Pitney Bowes, Inc.                           481,312
                                                   ------------
           Oil & Gas -- 0.5%
     6,400 Southwestern Energy Co.(d)                   324,416
                                                   ------------
           Oil & Gas Services -- 1.0%
    13,600 Baker Hughes, Inc.                           580,312
     2,500 BJ Services Co.                              116,350
                                                   ------------
                                                        696,662
                                                   ------------
           Pharmaceuticals -- 6.8%
    31,900 Cardinal Health, Inc.(c)                   1,854,985
    12,700 Merck & Co., Inc.                            408,178
    96,250 Pfizer, Inc.                               2,588,163
                                                   ------------
                                                      4,851,326
                                                   ------------
           Pipelines -- 1.4%
    13,600 Kinder Morgan, Inc.                          994,568
                                                   ------------
           REITS - Mortgage -- 0.0%
       700 American Home Mortgage Investment Corp.       23,975
                                                   ------------
           REITS - Regional Malls -- 0.2%
     4,000 General Growth Properties, Inc.              144,640
                                                   ------------
           Retail -- 8.0%
    17,200 Costco Wholesale Corp.                       832,652
    31,800 Family Dollar Stores(c)                      993,114
    49,800 Gap (The), Inc.(c)                         1,051,776
    59,350 Home Depot, Inc.                           2,536,619

                See accompanying notes to financial statements.

Investments as of December 31, 2004

  Shares    Description                                                       Value (a)
-------------------------------------------------------------------------------------------
            Retail -- continued
      5,200 Wal-Mart Stores, Inc.                                           $    274,664
                                                                            ------------
                                                                               5,688,825
                                                                            ------------
            Semiconductors -- 5.2%
     16,600 Altera Corp.(d)                                                      343,620
    143,300 Intel Corp.                                                        3,351,787
                                                                            ------------
                                                                               3,695,407
                                                                            ------------
            Software -- 9.3%
     29,200 Automatic Data Processing, Inc.                                    1,295,020
     36,600 IMS Health, Inc.                                                     849,486
      4,800 Intuit, Inc.(d)                                                      211,248
    142,200 Microsoft Corp.                                                    3,798,162
     35,500 Oracle Corp.(d)                                                      487,060
                                                                            ------------
                                                                               6,640,976
                                                                            ------------
            Telecommunications -- 6.8%
    158,500 Cisco Systems, Inc.(d)                                             3,059,050
     20,900 NII Holdings, Inc., Class B(c)(d)                                    991,705
     18,200 QUALCOMM, Inc.                                                       771,680
                                                                            ------------
                                                                               4,822,435
                                                                            ------------
            Transportation -- 2.1%
     14,900 FedEx Corp.                                                        1,467,501
                                                                            ------------
            Total Common Stocks (Identified Cost $70,597,744)                 70,172,530
                                                                            ------------
 Principal
  Amount
-------------------------------------------------------------------------------------------
Short Term Investments -- 17.5%
$ 1,446,143 Repurchase Agreement with Investors Bank & Trust Co. dated
            12/31/2004 at 1.75% to be repurchased at $1,446,354 on
            1/03/2005, collateralized by $1,406,351 Small Business
            Administration Bond, 5.505%, due 8/25/2016 valued at $1,518,450    1,446,143
     21,832 Bank of America, 2.26%, due 2/15/2005(e)                              21,832
    545,794 Bank of America, 2.27%, due 1/18/2005(e)                             545,794
    545,794 Bank of Montreal, 2.125%, due 2/02/2005(e)                           545,794
  1,240,413 Bank of Montreal, 2.26%, due 1/28/2005(e)                          1,240,413
    545,794 Bank of Nova Scotia, 2.33%, due 1/13/2005(e)                         545,794
    218,318 BGI Institutional Money Market Fund(e)                               218,318
    436,635 BNP Paribas, 2.295%, due 2/23/2005(e)                                436,635
    218,318 Calyon, 2.27%, due 1/20/2005(e)                                      218,318
  1,528,224 Calyon, 2.34%, due 2/02/2005(e)                                    1,528,224
    103,155 Calyon, 2.435%, due 3/16/2005(e)                                     103,155
    327,477 Federal Home Loan Bank, 2.184%, due 1/05/2005(e)                     327,477
    532,695 Fortis Bank, 2.14%, due 1/12/2005(e)                                 532,695
    545,794 Fortis Bank, 2.20%, due 2/11/2005(e)                                 545,794
    954,049 Goldman Sachs Group, Inc., 2.353%, due 1/03/2005(e)                  954,049
    218,318 HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005(e)              218,318
    218,318 Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                             218,318
    136,114 Merrill Lynch Premier Institutional Fund(e)                          136,114
    654,953 Merrimac Cash Fund-Premium Class(e)                                  654,953
    109,159 Ranger Funding, 2.271%, due 1/14/2005(e)                             109,159
    873,271 Royal Bank of Canada, 2.25%, due 1/19/2005(e)                        873,271
    545,794 Royal Bank of Scotland, 2.36%, due 2/17/2005(e)                      545,794
    218,318 Wells Fargo, 2.27%, due 1/25/2005(e)                                 218,318
    327,477 Wells Fargo, 2.32%, due 1/14/2005(e)                                 327,477
                                                                            ------------
            Total Short Term Investments (Identified Cost $12,512,157)        12,512,157
                                                                            ------------
            Total Investments -- 115.9%
            (Identified Cost $83,109,901)(b)                                  82,684,687
            Other assets less liabilities                                    (11,336,934)
                                                                            ------------
            Total Net Assets -- 100%                                        $ 71,347,753
                                                                            ============

  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information:
      At December 31, 2004, the net unrealized depreciation on investments based on cost of $83,558,398 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost                                                    $ 6,668,477
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value                                                     (7,542,188)
                                                                                       -----------
      Net unrealized depreciation                                                      $  (873,711)
                                                                                       ===========
      At December 31, 2004, the Fund had a capital loss carryover of approximately $53,439,207 of which $22,458,247 expires on December 31, 2009, $26,883,047 expires on December 31,
      2010 and $4,097,913 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
      At December 31, 2004, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.
  (c) All or a portion of this security was on loan to brokers at December 31, 2004.
  (d) Non-income producing security.
  (e) Represents investments of securities lending collateral.
REITS Real Estate Investment Trusts

Holdings at December 31, 2004 as a Percentage of Net Assets (unaudited)

                      Software                        9.3%
                      Retail                          8.0
                      Diversified Financial Services  7.6
                      Computers                       6.9
                      Pharmaceuticals                 6.8
                      Telecommunications              6.8
                      Health Care-Products            5.4
                      Semiconductors                  5.2
                      Aerospace & Defense             4.5
                      Beverages                       3.3
                      Electronics                     2.9
                      Commercial Services             2.7
                      Cosmetics & Personal Care       2.4
                      Health Care-Services            2.4
                      Biotechnology                   2.4
                      Home Builders                   2.3
                      Chemicals                       2.2
                      Banks                           2.2
                      Transportation                  2.1
                      Miscellaneous - Manufacturing   2.0
                      Other, less than 2% each       11.0

                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS & LIABILITIES

December 31, 2004

                                                CDC Nvest              CDC Nvest             CGM Advisor
                                              Star Advisers            Star Value          Targeted Equity
                                                  Fund                    Fund                  Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
ASSETS
 Investments at cost                      $         650,025,754  $         119,598,789  $         756,782,916
 Net unrealized appreciation
   (depreciation)                                   139,473,936             28,992,605             99,797,870
                                          ---------------------  ---------------------  ---------------------
   Investments at value                             789,499,690            148,591,394            856,580,786
 Receivable for Fund shares sold                        134,305                 27,303                216,742
 Receivable for securities sold                       1,658,041                524,972              5,807,859
 Dividends and interest receivable                      936,755                162,038              1,001,078
 Tax reclaims receivable                                  7,019                     --                  9,439
 Securities lending income receivable                    12,308                    844                 29,947
 Prepaid insurance expense                                3,760                    712                  3,823
                                          ---------------------  ---------------------  ---------------------
   TOTAL ASSETS                                     792,251,878            149,307,263            863,649,674
                                          ---------------------  ---------------------  ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value                                             88,013,788             11,744,576             95,930,674
 Payable for securities purchased                     2,074,842                846,708              5,534,905
 Payable for Fund shares redeemed                       696,716                127,853                917,951
 Management fees payable                                615,603                 85,990                444,297
 Deferred Trustees' fees                                287,793                150,906                540,306
 Transfer agent fees payable                            325,241                 46,180                234,749
 Accounting and administrative fees
   payable                                               39,057                  7,529                 39,107
 Other accounts payable and accrued
   expenses                                             180,883                 55,252                154,671
                                          ---------------------  ---------------------  ---------------------
   TOTAL LIABILITIES                                 92,233,923             13,064,994            103,796,660
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         700,017,955  $         136,242,269  $         759,853,014
                                          =====================  =====================  =====================
NET ASSETS CONSIST OF:
 Paid in capital                          $         788,110,108  $         104,297,067  $         801,162,956
 Undistributed (overdistributed) net
   investment income (loss)                            (135,059)              (143,263)               424,719
 Accumulated net realized gain (loss)              (227,432,491)             3,095,860           (141,532,531)
 Net unrealized appreciation
   (depreciation) of investments and
   foreign currency translations                    139,475,397             28,992,605             99,797,870
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         700,017,955  $         136,242,269  $         759,853,014
                                          =====================  =====================  =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $         392,725,546  $         105,358,955  $         689,966,737
                                          =====================  =====================  =====================
   Shares of beneficial interest                     20,942,558             11,813,348             76,247,213
                                          =====================  =====================  =====================
   Net asset value and redemption price
    per share                             $               18.75  $                8.92  $                9.05
                                          =====================  =====================  =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value)                      $               19.89  $                9.46  $                9.60
                                          =====================  =====================  =====================
 Class B shares: (redemption price is
   equal to net asset value less any
   applicable contingent deferred sales
   charges)
   Net assets                             $         223,348,773  $          27,803,912  $          57,527,490
                                          =====================  =====================  =====================
   Shares of beneficial interest                     13,239,416              3,387,504              6,804,442
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $               16.87  $                8.21  $                8.45
                                          =====================  =====================  =====================
 Class C shares: (redemption price is
   equal to net asset value less any
   applicable contingent deferred sales
   charges)
   Net assets                             $          58,883,360  $           3,079,402  $           3,213,562
                                          =====================  =====================  =====================
   Shares of beneficial interest                      3,486,535                375,190                380,199
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $               16.89  $                8.21  $                8.45
                                          =====================  =====================  =====================
 Class Y shares:
   Net assets                             $          25,060,276  $                  --  $           9,145,225
                                          =====================  =====================  =====================
   Shares of beneficial interest                      1,264,598                     --                990,459
                                          =====================  =====================  =====================
   Net asset value, offering and
    redemption price per share            $               19.82  $                  --  $                9.23
                                          =====================  =====================  =====================

                See accompanying notes to financial statements.

     Hansberger          Harris Associates      Harris Associates       Vaughan Nelson             Westpeak
    International          Focused Value         Large Cap Value        Small Cap Value         Capital Growth
        Fund                   Fund                   Fund                   Fund                    Fund
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
                       ---------------------  ---------------------  ---------------------  ---------------------
$         128,496,359  $         308,730,401  $         292,997,036  $         115,651,831  $          83,109,901
           19,736,630             78,728,081             69,093,338             14,631,705               (425,214)
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
          148,232,989            387,458,482            362,090,374            130,283,536             82,684,687
              137,641                456,143                162,900                 73,058                 20,657
               39,684                     --                     --                     --                     --
              141,697                360,775                607,358                218,372                 59,250
               58,793                     --                     --                     --                     --
                4,949                    107                  2,930                  4,285                 10,179
                  671                  1,768                  1,833                    573                    385
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
          148,616,424            388,277,275            362,865,395            130,579,824             82,775,158
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
           12,172,752             23,987,344             15,226,465             16,652,071             11,066,014
               56,088                     --                     --                     --                     --
              127,719                596,074                271,718                283,514                137,769
               90,342                303,029                112,934                 85,361                 45,347
               67,920                 36,853                216,157                 73,021                 77,062
               73,230                134,719                133,652                 72,161                 45,464
                6,844                 18,420                 20,041                  5,841                  3,997
               55,690                103,678                 82,283                 70,000                 51,752
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
           12,650,585             25,180,117             16,063,250             17,241,969             11,427,405
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
$         135,965,839  $         363,097,158  $         346,802,145  $         113,337,855  $          71,347,753
=====================  =====================  =====================  =====================  =====================
$         126,090,029  $         294,542,310  $         413,730,549  $         141,044,137  $         125,737,733
             (526,717)               (36,853)               136,701                 51,736                (74,878)
           (9,340,359)           (10,136,380)          (136,158,443)           (42,389,723)           (53,889,888)
           19,742,886             78,728,081             69,093,338             14,631,705               (425,214)
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
$         135,965,839  $         363,097,158  $         346,802,145  $         113,337,855  $          71,347,753
=====================  =====================  =====================  =====================  =====================
$          73,706,846  $         108,041,636  $         222,434,404  $          45,137,695  $          57,419,664
=====================  =====================  =====================  =====================  =====================
            4,304,852              8,273,575             16,630,845              2,809,079              5,021,668
=====================  =====================  =====================  =====================  =====================
$               17.12  $               13.06  $               13.37  $               16.07  $               11.43
=====================  =====================  =====================  =====================  =====================
$               18.16  $               13.86  $               14.19  $               17.05  $               12.13
=====================  =====================  =====================  =====================  =====================
$          45,212,594  $         110,275,439  $          79,948,614  $          54,651,556  $          12,915,579
=====================  =====================  =====================  =====================  =====================
            2,851,809              8,687,993              6,336,330              3,649,893              1,299,534
=====================  =====================  =====================  =====================  =====================
$               15.85  $               12.69  $               12.62  $               14.97  $                9.94
=====================  =====================  =====================  =====================  =====================
$          17,046,399  $         144,780,083  $          26,392,123  $          13,548,604  $           1,012,510
=====================  =====================  =====================  =====================  =====================
            1,074,894             11,404,640              2,094,573                904,338                102,060
=====================  =====================  =====================  =====================  =====================
$               15.86  $               12.69  $               12.60  $               14.98  $                9.92
=====================  =====================  =====================  =====================  =====================
$                  --  $                  --  $          18,027,004  $                  --  $                  --
=====================  =====================  =====================  =====================  =====================
                   --                     --              1,312,207                     --                     --
=====================  =====================  =====================  =====================  =====================
$                  --  $                  --  $               13.74  $                  --  $                  --
=====================  =====================  =====================  =====================  =====================

                           STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2004

                                                CDC Nvest              CDC Nvest             CGM Advisor
                                              Star Advisers            Star Value          Targeted Equity
                                                  Fund                    Fund                  Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
 Dividends                                $           7,862,633  $           2,278,279  $          12,031,859
 Interest                                               107,675                 23,364                 24,059
 Securities lending income                              107,625                 15,181                416,679
 Less net foreign taxes withheld                        (24,032)                (3,582)              (643,007)
                                          ---------------------  ---------------------  ---------------------
                                                      8,053,901              2,313,242             11,829,590
                                          ---------------------  ---------------------  ---------------------
 Expenses
   Management fees                                    7,430,406              1,026,814              5,233,103
   Service fees - Class A                               907,809                264,465              1,712,687
   Service and distribution fees -
    Class B                                           2,426,636                285,614                552,535
   Service and distribution fees -
    Class C                                             590,286                 25,611                 28,229
   Trustees' fees and expenses                           85,475                 37,845                124,891
   Accounting and administrative                        460,770                 89,143                486,061
   Custodian                                            161,300                 79,372                125,694
   Transfer agent fees - Class A, Class
    B, Class C                                        2,770,001                555,495              2,429,666
   Transfer agent fees - Class Y                         52,556                     --                 19,464
   Audit and tax services                                36,642                 29,072                 27,010
   Legal                                                 49,570                  9,595                 51,924
   Shareholder reporting                                180,421                 37,622                120,467
   Registration                                          71,642                 38,906                 71,091
   Miscellaneous                                         61,249                 21,610                 71,062
                                          ---------------------  ---------------------  ---------------------
 Total expenses                                      15,284,763              2,501,164             11,053,884
   Less reimbursement/waiver                                 --                     --                     --
                                          ---------------------  ---------------------  ---------------------
 Net expenses                                        15,284,763              2,501,164             11,053,884
                                          ---------------------  ---------------------  ---------------------
 Net investment income (loss)                        (7,230,862)              (187,922)               775,706
                                          ---------------------  ---------------------  ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSLATIONS
 Realized gain (loss) on:
   Investments - net                                 92,347,670             14,932,687            186,920,714
   Foreign currency transactions - net                   (5,706)                    --                     --
 Change in unrealized appreciation
   (depreciation) of:
   Investments - net                                 (4,149,423)              (382,788)           (91,588,409)
   Foreign currency transactions - net                      362                     --                     --
                                          ---------------------  ---------------------  ---------------------
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                             88,192,903             14,549,899             95,332,305
                                          ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $          80,962,041  $          14,361,977  $          96,108,011
                                          =====================  =====================  =====================

                                               Hansberger
                                              International
                                                  Fund
                                          ---------------------
                                          ---------------------
INVESTMENT INCOME
 Dividends                                $           2,831,079
 Interest                                                32,433
 Securities lending income                               89,804
 Less net foreign taxes withheld                       (285,227)
                                          ---------------------
                                                      2,668,089
                                          ---------------------
 Expenses
   Management fees                                    1,097,894
   Service fees - Class A                               162,480
   Service and distribution fees -
    Class B                                             509,319
   Service and distribution fees -
    Class C                                             143,216
   Trustees' fees and expenses                           25,369
   Accounting and administrative                         82,666
   Custodian                                            181,399
   Transfer agent fees - Class A, Class
    B, Class C                                          632,659
   Transfer agent fees - Class Y                             --
   Audit and tax services                                36,513
   Legal                                                  8,997
   Shareholder reporting                                 49,099
   Registration                                          40,922
   Miscellaneous                                         15,860
                                          ---------------------
 Total expenses                                       2,986,393
   Less reimbursement/waiver                            (11,186)
                                          ---------------------
 Net expenses                                         2,975,207
                                          ---------------------
 Net investment income (loss)                          (307,118)
                                          ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSLATIONS
 Realized gain (loss) on:
   Investments - net                                 26,046,228
   Foreign currency transactions - net                 (410,005)
 Change in unrealized appreciation
   (depreciation) of:
   Investments - net                                 (9,264,434)
   Foreign currency transactions - net                   (1,309)
                                          ---------------------
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                             16,370,480
                                          ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $          16,063,362
                                          =====================

                See accompanying notes to financial statements.

  Harris Associates      Harris Associates       Vaughan Nelson             Westpeak
    Focused Value         Large Cap Value        Small Cap Value         Capital Growth
        Fund                   Fund                   Fund                    Fund
        ----           ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
$           5,129,095  $           5,449,650  $           1,151,109  $           1,221,369
              165,627                 82,324                 36,654                  4,832
               19,302                 31,577                 39,989                 35,261
                   --                (27,498)                    --                     --
---------------------  ---------------------  ---------------------  ---------------------
            5,314,024              5,536,053              1,227,752              1,261,462
---------------------  ---------------------  ---------------------  ---------------------
            3,426,387              2,354,906              1,019,012                557,319
              255,192                541,436                110,829                147,891
            1,064,555                834,735                535,320                140,871
            1,341,064                218,832                121,533                 10,655
               31,050                 57,746                 25,337                 24,265
              221,730                226,999                 71,162                 48,358
               58,490                 66,828                 75,723                 48,688
            1,013,878              1,280,682                577,700                417,004
                   --                 37,045                     --                     --
               22,906                 23,467                 35,818                 23,258
               21,123                 22,154                  7,379                  4,688
               90,769                 76,210                 50,183                 36,056
               45,551                 58,356                 52,205                 40,912
               36,336                 36,614                 21,661                 16,660
---------------------  ---------------------  ---------------------  ---------------------
            7,629,031              5,836,010              2,703,862              1,516,625
                   --               (613,592)                    --                     --
---------------------  ---------------------  ---------------------  ---------------------
            7,629,031              5,222,418              2,703,862              1,516,625
---------------------  ---------------------  ---------------------  ---------------------
           (2,315,007)               313,635             (1,476,110)              (255,163)
---------------------  ---------------------  ---------------------  ---------------------

           11,304,168             14,432,239             19,642,510              3,895,820
                   --                     --                   (273)                    --
           24,626,530             14,335,620             (3,213,186)              (286,959)
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
           35,930,698             28,767,859             16,429,051              3,608,861
---------------------  ---------------------  ---------------------  ---------------------
$          33,615,691  $          29,081,494  $          14,952,941  $           3,353,698
=====================  =====================  =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               CDC Nvest
                                                                                          Star Advisers Fund
                                                                             --------------------------------------------
                                                                                        Year Ended December 31,
                                                                                      2004                   2003
                                                                             ---------------------  ---------------------
                                                                             ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income (loss)                                               $          (7,230,862) $          (8,401,745)
  Net realized gain (loss) on investments and foreign currency transactions             92,341,964             17,243,427
  Net change in unrealized appreciation (depreciation) on investments                   (4,149,061)           182,793,440
                                                                             ---------------------  ---------------------
  Increase in net assets resulting from operations                                      80,962,041            191,635,122
                                                                             ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Long-Term capital gain
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
                                                                             ---------------------  ---------------------
                                                                                                --                     --
                                                                             ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS             (116,500,139)           (99,821,845)
                                                                             ---------------------  ---------------------
  Redemption Fees
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class Y                                                                                      --                     --
                                                                             ---------------------  ---------------------
                                                                                                --                     --
                                                                             ---------------------  ---------------------
  Total increase (decrease) in net assets                                              (35,538,098)            91,813,277
                                                                             ---------------------  ---------------------
NET ASSETS
  Beginning of period                                                                  735,556,053            643,742,776
                                                                             ---------------------  ---------------------
  End of period                                                              $         700,017,955  $         735,556,053
                                                                             =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)                 $            (135,059) $               1,210
                                                                             =====================  =====================

                                                                                               CDC Nvest
                                                                                            Star Value Fund
                                                                             --------------------------------------------
                                                                                        Year Ended December 31,
                                                                                      2004                   2003
                                                                             ---------------------  ---------------------
                                                                             ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income (loss)                                               $            (187,922) $            (418,478)
  Net realized gain (loss) on investments and foreign currency transactions             14,932,687              4,594,089
  Net change in unrealized appreciation (depreciation) on investments                     (382,788)            31,376,271
                                                                             ---------------------  ---------------------
  Increase in net assets resulting from operations                                      14,361,977             35,551,882
                                                                             ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Long-Term capital gain
   Class A                                                                              (1,926,692)                    --
   Class B                                                                                (548,440)                    --
   Class C                                                                                 (60,195)                    --
                                                                             ---------------------  ---------------------
                                                                                        (2,535,327)                    --
                                                                             ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS              (17,975,676)           (22,910,231)
                                                                             ---------------------  ---------------------
  Redemption Fees
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class Y                                                                                      --                     --
                                                                             ---------------------  ---------------------
                                                                                                --                     --
                                                                             ---------------------  ---------------------
  Total increase (decrease) in net assets                                               (6,149,026)            12,641,651
                                                                             ---------------------  ---------------------
NET ASSETS
  Beginning of period                                                                  142,391,295            129,749,644
                                                                             ---------------------  ---------------------
  End of period                                                              $         136,242,269  $         142,391,295
                                                                             =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)                 $            (143,263) $            (120,827)
                                                                             =====================  =====================

                See accompanying notes to financial statements.

                 CGM Advisor                                   Hansberger
            Targeted Equity Fund                           International Fund
--------------------------------------------  --------------------------------------------
           Year Ended December 31,                       Year Ended December 31,
         2004                   2003                   2004                   2003
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
$             775,706  $          (3,122,630) $            (307,118) $            (860,042)
          186,920,714            106,028,525             25,636,223              4,108,518
          (91,588,409)           147,570,284             (9,265,743)            34,846,636
---------------------  ---------------------  ---------------------  ---------------------
           96,108,011            250,476,179             16,063,362             38,095,112
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
         (127,772,868)          (115,291,688)           (12,713,186)           (19,850,820)
---------------------  ---------------------  ---------------------  ---------------------
                2,396                     --                    170                     --
                  181                     --                    118                     --
                   12                     --                     38                     --
                   27                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                2,616                     --                    326                     --
---------------------  ---------------------  ---------------------  ---------------------
          (31,662,241)           135,184,491              3,350,502             18,244,292
---------------------  ---------------------  ---------------------  ---------------------
          791,515,255            656,330,764            132,615,337            114,371,045
---------------------  ---------------------  ---------------------  ---------------------
$         759,853,014  $         791,515,255  $         135,965,839  $         132,615,337
=====================  =====================  =====================  =====================
$             424,719  $            (350,987) $            (526,717) $            (280,247)
=====================  =====================  =====================  =====================

              Harris Associates                             Harris Associates
             Focused Value Fund                           Large Cap Value Fund
--------------------------------------------  --------------------------------------------
           Year Ended December 31,                       Year Ended December 31,
         2004                   2003                   2004                   2003
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
$          (2,315,007) $          (2,201,302) $             313,635  $            (400,858)
           11,304,168             (5,444,642)            14,432,239             (6,367,843)
           24,626,530             74,168,695             14,335,620             78,036,056
---------------------  ---------------------  ---------------------  ---------------------
           33,615,691             66,522,751             29,081,494             71,267,355
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
            2,079,342             20,155,440            (30,720,612)            57,978,163
---------------------  ---------------------  ---------------------  ---------------------
                  149                     --                     --                     --
                  149                     --                     --                     --
                  194                     --                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                  492                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
           35,695,525             86,678,191             (1,639,118)           129,245,518
---------------------  ---------------------  ---------------------  ---------------------
          327,401,633            240,723,442            348,441,263            219,195,745
---------------------  ---------------------  ---------------------  ---------------------
$         363,097,158  $         327,401,633  $         346,802,145  $         348,441,263
=====================  =====================  =====================  =====================
$             (36,853) $             (19,853) $             136,701  $             (94,664)
=====================  =====================  =====================  =====================

                                                                                            Vaughan Nelson
                                                                                         Small Cap Value Fund
                                                                             --------------------------------------------
                                                                                        Year Ended December 31,
                                                                                      2004                   2003
                                                                             ---------------------  ---------------------
                                                                             ---------------------  ---------------------
                                                                             ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income (loss)                                               $          (1,476,110) $          (2,106,900)
  Net realized gain (loss) on investments and foreign currency transactions             19,642,237             11,598,714
  Net change in unrealized appreciation (depreciation) of investments                   (3,213,186)            22,419,975
                                                                             ---------------------  ---------------------
  Increase in net assets resulting from operations                                      14,952,941             31,911,789
                                                                             ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Long-Term capital gain
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
                                                                             ---------------------  ---------------------
                                                                                                --                     --
                                                                             ---------------------  ---------------------
IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS                                  (14,761,490)           (14,351,582)
                                                                             ---------------------  ---------------------
  Redemption Fees
   Class A                                                                                     188                     --
   Class B                                                                                     225                     --
   Class C                                                                                      52                     --
   Class Y                                                                                      --                     --
                                                                             ---------------------  ---------------------
                                                                                               465                     --
                                                                             ---------------------  ---------------------
  Total increase (decrease) in net assets                                                  191,916             17,560,207
                                                                             ---------------------  ---------------------
NET ASSETS
  Beginning of period                                                                  113,145,939             95,585,732
                                                                             ---------------------  ---------------------
  End of period                                                              $         113,337,855  $         113,145,939
                                                                             =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)                 $              51,736  $             (40,406)
                                                                             =====================  =====================

                                                                                               Westpeak
                                                                                          Capital Growth Fund
                                                                             --------------------------------------------
                                                                                        Year Ended December 31,
                                                                                      2004                   2003
                                                                             ---------------------  ---------------------
                                                                             ---------------------  ---------------------
                                                                             ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income (loss)                                               $            (255,163) $            (780,856)
  Net realized gain (loss) on investments and foreign currency transactions              3,895,820             (1,825,695)
  Net change in unrealized appreciation (depreciation) of investments                     (286,959)            20,729,574
                                                                             ---------------------  ---------------------
  Increase in net assets resulting from operations                                       3,353,698             18,123,023
                                                                             ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Long-Term capital gain
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
                                                                             ---------------------  ---------------------
                                                                                                --                     --
                                                                             ---------------------  ---------------------
IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS                                  (13,044,934)           (12,927,717)
                                                                             ---------------------  ---------------------
  Redemption Fees
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class Y                                                                                      --                     --
                                                                             ---------------------  ---------------------
                                                                                                --                     --
                                                                             ---------------------  ---------------------
  Total increase (decrease) in net assets                                               (9,691,236)             5,195,306
                                                                             ---------------------  ---------------------
NET ASSETS
  Beginning of period                                                                   81,038,989             75,843,683
                                                                             ---------------------  ---------------------
  End of period                                                              $          71,347,753  $          81,038,989
                                                                             =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)                 $             (74,878) $             (60,326)
                                                                             =====================  =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                               Income (loss) from investment operations:              Less distributions:
                              ------------------------------------------  ------------------------------------------

                   Net asset
                    value,          Net         Net realized                Dividends     Distributions
                   beginning     investment    and unrealized Total from       from         from net
                      of           income      gain (loss) on investment  net investment    realized        Total
                    period         (loss)       investments   operations      income      capital gains distributions
                   ---------- ----------       -------------- ----------  --------------  ------------- -------------
STAR ADVISERS FUND
   Class A
  12/31/2004       $    16.61 $    (0.12)(b)     $     2.26   $     2.14    $       --     $       --    $       --
  12/31/2003            12.43      (0.13)(b)           4.31         4.18            --             --            --
  12/31/2002            15.90      (0.11)(b)          (3.36)       (3.47)           --             --            --
  12/31/2001            17.55      (0.05)(b)          (1.59)       (1.64)           --          (0.01)        (0.01)
  12/31/2000            24.50      (0.06)(b)          (3.87)       (3.93)           --          (3.02)        (3.02)
   Class B
  12/31/2004            15.06      (0.23)(b)           2.04         1.81            --             --            --
  12/31/2003            11.35      (0.22)(b)           3.93         3.71            --             --            --
  12/31/2002            14.64      (0.20)(b)          (3.09)       (3.29)           --             --            --
  12/31/2001            16.29      (0.16)(b)          (1.48)       (1.64)           --          (0.01)        (0.01)
  12/31/2000            23.14      (0.22)(b)          (3.61)       (3.83)           --          (3.02)        (3.02)
   Class C
  12/31/2004            15.08      (0.23)(b)           2.04         1.81            --             --            --
  12/31/2003            11.37      (0.22)(b)           3.93         3.71            --             --            --
  12/31/2002            14.66      (0.20)(b)          (3.09)       (3.29)           --             --            --
  12/31/2001            16.30      (0.16)(b)          (1.47)       (1.63)           --          (0.01)        (0.01)
  12/31/2000            23.16      (0.22)(b)          (3.62)       (3.84)           --          (3.02)        (3.02)
   Class Y
  12/31/2004            17.46      (0.05)(b)           2.41         2.36            --             --            --
  12/31/2003            12.98      (0.04)(b)           4.52         4.48            --             --            --
  12/31/2002            16.50      (0.02)(b)          (3.50)       (3.52)           --             --            --
  12/31/2001            18.13       0.04(b)           (1.66)       (1.62)           --          (0.01)        (0.01)
  12/31/2000            25.08       0.03(b)           (3.96)       (3.93)           --          (3.02)        (3.02)
STAR VALUE FUND
   Class A
  12/31/2004       $     8.16 $     0.00(b)(c)   $     0.93   $     0.93    $       --     $    (0.17)   $    (0.17)
  12/31/2003             6.20      (0.01)(b)           1.97         1.96            --             --            --
  12/31/2002             7.70      (0.01)(b)          (1.49)       (1.50)           --             --            --
  12/31/2001             7.60      (0.02)(b)           0.12         0.10            --             --            --
  12/31/2000             7.45       0.01               0.14         0.15          0.00(c)          --            --
   Class B
  12/31/2004             7.57      (0.06)(b)           0.87         0.81            --          (0.17)        (0.17)
  12/31/2003             5.80      (0.06)(b)           1.83         1.77            --             --            --
  12/31/2002             7.26      (0.06)(b)          (1.40)       (1.46)           --             --            --
  12/31/2001             7.22      (0.07)(b)           0.11         0.04            --             --            --
  12/31/2000             7.13      (0.04)              0.13         0.09          0.00(c)          --            --
   Class C
  12/31/2004             7.57      (0.05)(b)           0.86         0.81            --          (0.17)        (0.17)
  12/31/2003             5.80      (0.06)(b)           1.83         1.77            --             --            --
  12/31/2002             7.26      (0.06)(b)          (1.40)       (1.46)           --             --            --
  12/31/2001             7.22      (0.07)(b)           0.11         0.04            --             --            --
  12/31/2000             7.14      (0.05)              0.13         0.08          0.00(c)          --            --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Amount rounds to less than $0.01 per share.

                See accompanying notes to financial statements.

                                        Ratios to average net assets:
                                        ----------------------------

      Net asset             Net assets,
        value,     Total      end of                 Net investment   Portfolio
        end of    return    the period  Expenses         income       turnover
      the period  (%) (a)     (000's)     (%)          (loss) (%)     rate (%)
      ---------- ---------  -----------  ---------   --------------   ---------
      $    18.75      12.9  $  392,726       1.87          (0.71)           104
           16.61      33.6     354,755       1.99          (0.94)           102
           12.43     (21.8)    269,180       1.89          (0.75)            95
           15.90      (9.4)    389,405       1.83          (0.31)           183
           17.55     (17.0)    525,479       1.62          (0.25)           524
           16.87      12.0     223,349       2.62          (1.50)           104
           15.06      32.7     272,533       2.74          (1.69)           102
           11.35     (22.5)    282,361       2.64          (1.50)            95
           14.64     (10.1)    491,614       2.58          (1.06)           183
           16.29     (17.6)    649,107       2.37          (1.00)           524
           16.89      12.0      58,883       2.62          (1.48)           104
           15.08      32.6      60,783       2.74          (1.69)           102
           11.37     (22.4)     54,291       2.64          (1.50)            95
           14.66     (10.0)     87,245       2.58          (1.06)           183
           16.30     (17.6)    118,921       2.37          (1.00)           524
           19.82      13.5      25,060       1.33          (0.27)           104
           17.46      34.5      47,485       1.34          (0.30)           102
           12.98     (21.3)     37,911       1.29          (0.15)            95
           16.50      (9.0)     55,970       1.29           0.23            183
           18.13     (16.6)     73,310       1.25           0.12            524
      $     8.92      11.4  $  105,359       1.66           0.03             56
            8.16      31.6     110,228       1.81          (0.15)            75
            6.20     (19.5)     99,894       1.68          (0.21)            67
            7.70       1.3     137,855       1.64          (0.28)            77
            7.60       2.0     154,179       1.62           0.10            129
            8.21      10.7      27,804       2.41          (0.72)            56
            7.57      30.5      30,029       2.56          (0.90)            75
            5.80     (20.1)     27,808       2.43          (0.96)            67
            7.26       0.6      44,325       2.39          (1.03)            77
            7.22       1.3      45,364       2.37          (0.65)           129
            8.21      10.7       3,079       2.41          (0.70)            56
            7.57      30.5       2,134       2.56          (0.90)            75
            5.80     (20.1)      2,047       2.43          (0.96)            67
            7.26       0.6       2,833       2.39          (1.03)            77
            7.22       1.1       2,496       2.40          (0.68)           129

For a share outstanding throughout each period.

                                               Income (loss) from investment operations:
                                               ----------------------------------------

                                 Net asset
                                  value,          Net        Net realized
                                 beginning     investment   and unrealized  Total from
                                    of           income     gain (loss) on  investment
                                  period       (loss) (b)    investments    operations
                                 ----------    ----------   --------------  ----------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  12/31/2004                     $     7.94    $     0.01     $     1.10    $     1.11
  12/31/2003                           5.56         (0.03)          2.41          2.38
  12/31/2002                           7.81         (0.06)         (2.19)        (2.25)
  12/31/2001                           9.36         (0.03)         (1.49)        (1.52)
  12/31/2000                          11.00          0.09          (0.60)        (0.51)
   Class B
  12/31/2004                           7.47         (0.04)          1.02          0.98
  12/31/2003                           5.28         (0.07)          2.26          2.19
  12/31/2002                           7.47         (0.11)         (2.08)        (2.19)
  12/31/2001                           9.02         (0.09)         (1.43)        (1.52)
  12/31/2000                          10.67          0.01          (0.58)        (0.57)
   Class C
  12/31/2004                           7.47         (0.04)          1.02          0.98
  12/31/2003                           5.27         (0.07)          2.27          2.20
  12/31/2002                           7.47         (0.11)         (2.09)        (2.20)
  12/31/2001                           9.02         (0.09)         (1.43)        (1.52)
  12/31/2000                          10.67          0.01          (0.58)        (0.57)
   Class Y
  12/31/2004                           8.07          0.04           1.12          1.16
  12/31/2003                           5.63          0.01           2.43          2.44
  12/31/2002                           7.85         (0.02)         (2.20)        (2.22)
  12/31/2001                           9.37          0.01          (1.50)        (1.49)
  12/31/2000                          11.01          0.12          (0.60)        (0.48)
HANSBERGER INTERNATIONAL FUND
   Class A
  12/31/2004                     $    15.07    $     0.02     $     2.03    $     2.05
  12/31/2003                          10.84         (0.04)          4.27          4.23
  12/31/2002                          13.02         (0.05)         (2.08)        (2.13)
  12/31/2001                          14.42          0.13          (1.42)        (1.29)
  12/31/2000                          19.90         (0.02)         (2.43)        (2.45)
   Class B
  12/31/2004                          14.06         (0.09)          1.88          1.79
  12/31/2003                          10.19         (0.12)          3.99          3.87
  12/31/2002                          12.32         (0.14)         (1.94)        (2.08)
  12/31/2001                          13.74          0.03          (1.36)        (1.33)
  12/31/2000                          19.26         (0.16)         (2.33)        (2.49)

                                            Less distributions:
                                 -----------------------------------------


                                   Dividends    Distributions
                                      from        from net
                                 net investment   realized        Total      Redemption
                                     income     capital gains distributions     fee
                                 -------------- ------------- ------------- ----------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  12/31/2004                       $       --    $       --    $       --   $     0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                               --            --            --           --
  12/31/2001                            (0.03)           --         (0.03)          --
  12/31/2000                            (0.06)        (1.07)        (1.13)          --
   Class B
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                               --            --            --           --
  12/31/2001                            (0.03)           --         (0.03)          --
  12/31/2000                            (0.01)        (1.07)        (1.08)          --
   Class C
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                               --            --            --           --
  12/31/2001                            (0.03)           --         (0.03)          --
  12/31/2000                            (0.01)        (1.07)        (1.08)          --
   Class Y
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                               --            --            --           --
  12/31/2001                            (0.03)           --         (0.03)          --
  12/31/2000                            (0.09)        (1.07)        (1.16)          --
HANSBERGER INTERNATIONAL FUND
   Class A
  12/31/2004                       $       --    $       --    $       --   $     0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                            (0.05)           --         (0.05)          --
  12/31/2001                            (0.03)        (0.08)        (0.11)          --
  12/31/2000                               --         (3.03)        (3.03)          --
   Class B
  12/31/2004                               --            --            --         0.00(e)
  12/31/2003                               --            --            --           --
  12/31/2002                            (0.05)           --         (0.05)          --
  12/31/2001                            (0.01)        (0.08)        (0.09)          --
  12/31/2000                               --         (3.03)        (3.03)          --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period total return would have been lower.
(d)The investment adviser waived a portion of its advisory fee during the period. Without this waiver, expenses would have been higher.
(e)Amount rounds to less than a $0.01 per share.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Prior to 2004, expenses in this table were presented net of such waivers and/or reimbursements.

                See accompanying notes to financial statements.

                                            Ratios to average net assets:
                                       --------------------------------------

Net asset                  Net assets,           Expenses after
  value,         Total       end of              reimbursement/ Net investment Portfolio
  end of        return     the period  Expenses      waiver         income     turnover
the period      (%) (a)      (000's)   (%) (f)        (%)         (loss) (%)   rate (%)
----------    ---------    ----------- --------- -------------- -------------- ---------
$     9.05         14.0    $  689,967       1.42         N/A           0.16          265
      7.94         42.8       724,214       1.57         N/A          (0.40)         261
      5.56        (28.8)      602,989       1.47         N/A          (0.86)         223
      7.81        (16.2)    1,012,161       1.38         N/A          (0.39)         243
      9.36         (4.6)    1,413,685       1.18         N/A           0.83          266
      8.45         13.1        57,527       2.17         N/A          (0.58)         265
      7.47         41.5        56,880       2.32         N/A          (1.14)         261
      5.28        (29.3)       45,633       2.23         N/A          (1.62)         223
      7.47        (16.8)       78,744       2.13         N/A          (1.14)         243
      9.02         (5.2)      107,594       1.93         N/A           0.08          266
      8.45         13.1         3,214       2.17         N/A          (0.58)         265
      7.47         41.8         2,647       2.32         N/A          (1.14)         261
      5.27        (29.5)        2,187       2.23         N/A          (1.62)         223
      7.47        (16.8)        4,162       2.13         N/A          (1.14)         243
      9.02         (5.2)        5,830       1.93         N/A           0.08          266
      9.23         14.4         9,145       1.08         N/A           0.51          265
      8.07         43.3         7,773       1.03         N/A           0.16          261
      5.63        (28.3)        5,522       0.92         N/A          (0.31)         223
      7.85        (15.9)        8,785       0.87         N/A           0.13          243
      9.37         (4.2)       12,260       0.85         N/A           1.16          266
$    17.12         13.6(c) $   73,707       1.92        1.91(d)        0.14           81
     15.07         39.0(c)     59,762       2.32        2.30(d)       (0.34)          92
     10.84        (16.4)       50,053       2.19         N/A          (0.45)          91
     13.02         (9.0)       71,536       2.12         N/A           0.98          110
     14.42        (12.2)      102,507       2.01         N/A          (0.13)         175
     15.85         12.7(c)     45,213       2.67        2.66(d)       (0.60)          81
     14.06         38.0(c)     60,296       3.07        3.05(d)       (1.09)          92
     10.19        (17.0)       53,306       2.94         N/A          (1.20)          91
     12.32         (9.7)       82,861       2.87         N/A           0.23          110
     13.74        (12.8)      114,450       2.76         N/A          (0.88)         175

For a share outstanding throughout each period.

                             Income (loss) from investment operations:                   Less distributions:
                             ----------------------------------------  -----------------------------------------------------

                  Net asset
                   value,       Net        Net realized                  Dividends    Distributions
                  beginning  investment   and unrealized  Total from        from        from net
                     of        income     gain (loss) on  investment   net investment   realized        Total      Redemption
                   period    (loss) (b)    investments    operations       income     capital gains distributions     fee
                  ---------- ----------   --------------  ----------   -------------- ------------- ------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  12/31/2004      $    14.06 $    (0.09)    $     1.89    $     1.80     $       --    $       --    $       --   $     0.00(h)
  12/31/2003           10.19      (0.12)          3.99          3.87             --            --            --           --
  12/31/2002           12.33      (0.14)         (1.95)        (2.09)         (0.05)           --         (0.05)          --
  12/31/2001           13.75       0.03          (1.36)        (1.33)         (0.01)        (0.08)        (0.09)          --
  12/31/2000           19.27      (0.16)         (2.33)        (2.49)            --         (3.03)        (3.03)          --
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  12/31/2004      $    11.79 $    (0.02)    $     1.29    $     1.27     $       --    $       --    $       --   $     0.00(h)
  12/31/2003            9.24      (0.03)          2.58          2.55             --            --            --           --
  12/31/2002           10.96      (0.03)         (1.69)        (1.72)            --            --            --           --
  12/31/2001(f)        10.00      (0.01)          0.97          0.96             --            --            --           --
   Class B
  12/31/2004           11.55      (0.11)          1.25          1.14             --            --            --         0.00(h)
  12/31/2003            9.12      (0.10)          2.53          2.43             --            --            --           --
  12/31/2002           10.90      (0.11)         (1.67)        (1.78)            --            --            --           --
  12/31/2001(f)        10.00      (0.07)          0.97          0.90             --            --            --           --
   Class C
  12/31/2004           11.55      (0.11)          1.25          1.14             --            --            --         0.00(h)
  12/31/2003            9.12      (0.10)          2.53          2.43             --            --            --           --
  12/31/2002           10.90      (0.11)         (1.67)        (1.78)            --            --            --           --
  12/31/2001(f)        10.00      (0.07)          0.97          0.90             --            --            --           --
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  12/31/2004      $    12.25 $     0.04     $     1.08    $     1.12     $       --    $       --    $       --   $       --
  12/31/2003            9.42       0.01           2.82          2.83             --            --            --           --
  12/31/2002           11.78       0.01          (2.37)        (2.36)            --            --            --           --
  12/31/2001           13.79      (0.01)         (2.00)        (2.01)            --            --            --           --
  12/31/2000           15.33       0.01          (1.09)        (1.08)            --         (0.46)        (0.46)          --
   Class B
  12/31/2004           11.64      (0.05)          1.03          0.98             --            --            --           --
  12/31/2003            9.02      (0.07)          2.69          2.62             --            --            --           --
  12/31/2002           11.37      (0.07)         (2.28)        (2.35)            --            --            --           --
  12/31/2001           13.40      (0.10)         (1.93)        (2.03)            --            --            --           --
  12/31/2000           15.03      (0.10)         (1.07)        (1.17)            --         (0.46)        (0.46)          --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expense ratios would have been higher.
(d)Had certain expenses not been reduced during the period, total return would have been lower.
(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.
(f)For the period March 15, 2001, (inception) through December 31, 2001.
(g)Computed on an annualized basis for periods less than one year.
(h)Amount rounds to less than $0.01 per share.
(i)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Prior to 2004, expenses in this table were presented net of such waivers and/or reimbursements.

                See accompanying notes to financial statements.

                                          Ratios to average net assets:
                                     ---------------------------------------

Net asset                Net assets,            Expenses after
  value,       Total       end of               reimbursement/ Net investment  Portfolio
  end of      return     the period   Expenses      waiver         income      turnover
the period    (%) (a)      (000's)   (%) (g)(i)    (%) (g)     (loss) (%) (g)  rate (%)
---------- ---------     ----------- ---------- -------------- -------------- ---------
$    15.86      12.8(d)  $   17,046       2.67         2.66(c)       (0.63)          81
     14.06      38.0(d)      12,557       3.07         3.05(c)       (1.09)          92
     10.19     (17.0)        11,013       2.94          N/A          (1.20)          91
     12.33      (9.7)        16,493       2.87          N/A           0.23          110
     13.75     (12.8)        23,949       2.76          N/A          (0.88)         175
$    13.06      10.8     $  108,042       1.70          N/A          (0.15)          26
     11.79      27.6(d)      95,957       1.84         1.70(c)       (0.28)          30
      9.24     (15.7)(d)     68,660       1.79         1.70(c)       (0.35)          12
     10.96       9.6(d)      45,987       2.08         1.70(c)       (0.08)          10
     12.69       9.9        110,275       2.45          N/A          (0.90)          26
     11.55      26.6(d)     107,017       2.59         2.45(c)       (1.03)          30
      9.12     (16.3)(d)     85,794       2.54         2.45(c)       (1.10)          12
     10.90       9.0(d)      62,671       2.83         2.45(c)       (0.83)          10
     12.69       9.9        144,780       2.45          N/A          (0.90)          26
     11.55      26.6(d)     124,427       2.59         2.45(c)       (1.03)          30
      9.12     (16.3)(d)     86,269       2.54         2.45(c)       (1.10)          12
     10.90       9.0(d)      34,406       2.83         2.45(c)       (0.86)          10
$    13.37       9.1(d)  $  222,434       1.49         1.30(c)        0.30           27
     12.25      30.0(d)     215,259       1.62         1.45(c)        0.07           30(e)
      9.42     (20.0)       130,751       1.56          N/A           0.07          195
     11.78     (14.6)       211,138       1.46          N/A          (0.05)         154
     13.79      (7.3)       290,714       1.31          N/A           0.04          139
     12.62       8.4(d)      79,949       2.24         2.05(c)       (0.46)          27
     11.64      29.1(d)      91,085       2.37         2.20(c)       (0.69)          30(e)
      9.02     (20.7)        71,436       2.31          N/A          (0.68)         195
     11.37     (15.1)       120,361       2.21          N/A          (0.80)         154
     13.40      (8.1)       165,767       2.06          N/A          (0.71)         139

For a share outstanding throughout each period.

                                                              Income (loss) from investment operations:
                                                              -----------------------------------------

                                                   Net asset
                                                    value,                     Net realized
                                                   beginning       Net        and unrealized Total from
                                                      of       investment     gain (loss) on investment
                                                    period    income (loss)    investments   operations
                                                   ---------- -------------   -------------- ----------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  12/31/2004                                       $    11.63  $    (0.05)(b)   $     1.02   $     0.97
  12/31/2003                                             9.01       (0.07)(b)         2.69         2.62
  12/31/2002                                            11.36       (0.07)(b)        (2.28)       (2.35)
  12/31/2001                                            13.38       (0.10)(b)        (1.92)       (2.02)
  12/31/2000                                            15.01       (0.10)(b)        (1.07)       (1.17)
   Class Y
  12/31/2004                                            12.54        0.07(b)          1.13         1.20
  12/31/2003                                             9.59        0.06(b)          2.89         2.95
  12/31/2002                                            11.93        0.07(b)         (2.41)       (2.34)
  12/31/2001                                            13.87        0.06(b)         (2.00)       (1.94)
  12/31/2000                                            15.36        0.07(b)         (1.10)       (1.03)
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  12/31/2004                                       $    13.94  $    (0.13)(b)   $     2.26   $     2.13
  12/31/2003                                            10.05       (0.19)(b)         4.08         3.89
  12/31/2002                                            14.52       (0.21)(b)        (4.26)       (4.47)
  12/31/2001                                            16.51       (0.21)(b)        (1.78)       (1.99)
  12/31/2000                                            23.42       (0.28)           (2.30)       (2.58)
   Class B
  12/31/2004                                            13.08       (0.22)(b)         2.11         1.89
  12/31/2003                                             9.51       (0.26)(b)         3.83         3.57
  12/31/2002                                            13.84       (0.28)(b)        (4.05)       (4.33)
  12/31/2001                                            15.86       (0.30)(b)        (1.72)       (2.02)
  12/31/2000                                            22.85       (0.44)           (2.22)       (2.66)
   Class C
  12/31/2004                                            13.09       (0.22)(b)         2.11         1.89
  12/31/2003                                             9.51       (0.26)(b)         3.84         3.58
  12/31/2002                                            13.84       (0.28)(b)        (4.05)       (4.33)
  12/31/2001                                            15.86       (0.30)(b)        (1.72)       (2.02)
  12/31/2000                                            22.85       (0.44)           (2.22)       (2.66)

                                                              Less distributions:
                                                   --------------------------------------


                                                   Distributions
                                                     from net
                                                     realized        Total      Redemption
                                                   capital gains distributions     fee
                                                   ------------- ------------- ----------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  12/31/2004                                        $       --    $       --   $       --
  12/31/2003                                                --            --           --
  12/31/2002                                                --            --           --
  12/31/2001                                                --            --           --
  12/31/2000                                             (0.46)        (0.46)          --
   Class Y
  12/31/2004                                                --            --           --
  12/31/2003                                                --            --           --
  12/31/2002                                                --            --           --
  12/31/2001                                                --            --           --
  12/31/2000                                             (0.46)        (0.46)          --
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  12/31/2004                                        $       --    $       --   $     0.00(f)
  12/31/2003                                                --            --           --
  12/31/2002                                                --            --           --
  12/31/2001                                                --            --           --
  12/31/2000                                             (4.33)        (4.33)          --
   Class B
  12/31/2004                                                --            --         0.00(f)
  12/31/2003                                                --            --           --
  12/31/2002                                                --            --           --
  12/31/2001                                                --            --           --
  12/31/2000                                             (4.33)        (4.33)          --
   Class C
  12/31/2004                                                --            --         0.00(f)
  12/31/2003                                                --            --           --
  12/31/2002                                                --            --           --
  12/31/2001                                                --            --           --
  12/31/2000                                             (4.33)        (4.33)          --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expense ratios would have been higher.
(d)Had certain expenses not been reduced during the period, total return would have been lower.
(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.
(f)Amount rounds to less than $0.01 per share.
(g)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Prior to 2004, expenses in this table were presented net of such waivers and/or reimbursements.

                See accompanying notes to financial statements.

                                            Ratios to average net assets:
                                       --------------------------------------

Net asset                  Net assets,           Expenses after
  value,         Total       end of              reimbursement/ Net investment  Portfolio
  end of        return     the period  Expenses      waiver         income      turnover
the period      (%) (a)      (000's)   (%) (g)        (%)         (loss) (%)    rate (%)
----------    ---------    ----------- --------- -------------- -------------- ---------
$    12.60          8.3(d) $   26,392       2.24        2.05(c)       (0.42)          27
     11.63         29.1(d)     15,553       2.37        2.20(c)       (0.69)          30(e)
      9.01        (20.7)        6,440       2.31         N/A          (0.68)         195
     11.36        (15.1)       10,553       2.21         N/A          (0.80)         154
     13.38         (8.1)       19,373       2.06         N/A          (0.71)         139
     13.74          9.6        18,027       0.99         N/A           0.58           27
     12.54         30.8        26,545       1.01         N/A           0.51           30(e)
      9.59        (19.6)       10,569       0.96         N/A           0.66          195
     11.93        (14.0)       11,918       0.91         N/A           0.52          154
     13.87         (7.0)       10,131       0.87         N/A           0.48          139
$    16.07         15.3    $   45,138       2.01         N/A          (0.89)         172
     13.94         38.7        45,442       2.33         N/A          (1.69)         156
     10.05        (30.8)       38,441       2.13         N/A          (1.72)         160
     14.52        (12.1)       69,873       2.08         N/A          (1.43)         174
     16.51        (12.2)       89,714       1.88         N/A          (1.19)         216
     14.97         14.5        54,652       2.76         N/A          (1.65)         172
     13.08         37.5        55,662       3.08         N/A          (2.44)         156
      9.51        (31.3)       46,215       2.88         N/A          (2.47)         160
     13.84        (12.7)       82,060       2.83         N/A          (2.18)         174
     15.86        (12.9)      107,083       2.63         N/A          (1.94)         216
     14.98         14.4        13,549       2.76         N/A          (1.63)         172
     13.09         37.6        12,042       3.08         N/A          (2.44)         156
      9.51        (31.3)       10,930       2.88         N/A          (2.47)         160
     13.84        (12.7)       22,047       2.83         N/A          (2.18)         174
     15.86        (12.9)       28,090       2.63         N/A          (1.94)         216

For a share outstanding throughout each period.

                                           Income (loss) from investment operations:     Less distributions:
                                           ----------------------------------------  --------------------------

                             Net asset
                              value,            Net        Net realized              Distributions
                             beginning       investment   and unrealized Total from    from net
                                of             income     gain (loss) on investment    realized        Total
                              period          loss (b)     investments   operations  capital gains distributions
                             ----------    ----------     -------------- ----------  ------------- -------------
WESTPEAK CAPITAL GROWTH FUND
   Class A
  12/31/2004                 $    10.87    $    (0.02)(c)   $     0.58   $     0.56   $       --    $       --
  12/31/2003                       8.58         (0.08)            2.37         2.29           --            --
  12/31/2002                      11.93         (0.09)           (3.26)       (3.35)          --            --
  12/31/2001                      15.04         (0.13)           (2.95)       (3.08)       (0.03)        (0.03)
  12/31/2000                      22.86         (0.18)           (4.14)       (4.32)       (3.50)        (3.50)
   Class B
  12/31/2004                       9.52         (0.09)(c)         0.51         0.42           --            --
  12/31/2003                       7.56         (0.13)            2.09         1.96           --            --
  12/31/2002                      10.61         (0.15)           (2.90)       (3.05)          --            --
  12/31/2001                      13.47         (0.20)           (2.63)       (2.83)       (0.03)        (0.03)
  12/31/2000                      21.06         (0.32)           (3.77)       (4.09)       (3.50)        (3.50)
   Class C
  12/31/2004                       9.50         (0.09)(c)         0.51         0.42           --            --
  12/31/2003                       7.56         (0.13)            2.07         1.94           --            --
  12/31/2002                      10.60         (0.14)           (2.90)       (3.04)          --            --
  12/31/2001                      13.47         (0.20)           (2.64)       (2.84)       (0.03)        (0.03)
  12/31/2000                      21.06         (0.32)           (3.77)       (4.09)       (3.50)        (3.50)

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $(0.08), $(0.14) and $(0.14) for Class A, Class B and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.76)%, (1.52)% and (1.51)% for Class A, Class B and Class C shares, respectively.

                See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                       ------------------------

     Net asset             Net assets,
       value,     Total      end of                Net investment    Portfolio
       end of    return    the period  Expenses        income        turnover
     the period  (%) (a)     (000's)     (%)         (loss) (%)      rate (%)
     ---------- ---------  -----------  ---------  --------------    ---------
     $    11.43       5.2  $   57,420       1.89         (0.18)(c)         121
          10.87      26.7      63,380       1.93         (0.85)            107
           8.58     (28.1)     58,729       1.75         (0.84)            103
          11.93     (20.5)     98,412       1.62         (0.99)             90
          15.04     (19.5)    143,425       1.40         (0.80)            118
           9.94       4.4      12,916       2.64         (0.97)(c)         121
           9.52      25.9      16,485       2.68         (1.60)            107
           7.56     (28.8)     16,267       2.50         (1.59)            103
          10.61     (21.0)     35,409       2.37         (1.74)             90
          13.47     (20.1)     56,884       2.15         (1.55)            118
           9.92       4.4       1,013       2.64         (0.94)(c)         121
           9.50      25.7       1,174       2.68         (1.60)            107
           7.56     (28.7)        847       2.50         (1.59)            103
          10.60     (21.1)      1,745       2.37         (1.74)             90
          13.47     (20.1)      2,487       2.15         (1.55)            118

                         NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

For the Year Ended December 31, 2004

1. Organization. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and CDC Nvest Funds Trust III (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to the equity funds of the Trusts; the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report:

CDC Nvest Funds Trust I:
CDC Nvest Star Advisers Fund (the "Star Advisers Fund")
CDC Nvest Star Value Fund (the "Star Value Fund")
CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund")
Hansberger International Fund (the "International Fund"), formerly CDC Nvest Star International Fund
Vaughan Nelson Small Cap Value Fund (the "Small Cap Value Fund"), formerly CDC Nvest Star Small Cap Fund
Westpeak Capital Growth Fund (the "Capital Growth Fund")

CDC Nvest Funds Trust II:
Harris Associates Large Cap Value Fund (the "Large Cap Value Fund"), formerly Harris Associates Growth and Income Fund

CDC Nvest Funds Trust III:
Harris Associates Focused Value Fund (the "Focused Value Fund")

Each Fund offers Class A, Class B, and Class C shares. Star Advisers Fund, Targeted Equity Fund and Large Cap Value Fund also offer Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay higher ongoing Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares and pay higher ongoing Rule 12b-1 fees, than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Prior to February 1, 2004, a 1.00% front end sales charge was imposed on Class C shares. Class Y shares do not pay a front end sales charge, a CDSC or Rule 12b-1 fees. They are intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which cannot be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon thereafter as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

For the Year Ended December 31, 2004


c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

d. Forward Foreign Currency Contracts. The Star Advisers Fund, the Star Value Fund and the International Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage their currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds' Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell, if any, is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

g. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Funds' subadviser (adviser for the Targeted Equity Fund) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Funds' ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the year ended December 31, 2004, purchases and sales of securities (excluding short-term investments) were as follows:

               Fund                   Purchases        Sales
               ----                   ---------        -----
               Star Advisers Fund   $  716,519,780 $  832,001,558
               Star Value Fund          74,743,252     94,746,061
               Targeted Equity Fund  1,990,392,107  2,111,742,035
               International Fund      104,342,844    119,367,331
               Focused Value Fund       82,778,902     89,750,124
               Large Cap Value Fund     90,210,688    116,996,430
               Small Cap Value Fund    176,285,987    190,840,484
               Capital Growth Fund      89,493,359    103,242,716

For the Year Ended December 31, 2004


4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), formerly CDC IXIS Asset Management Advisers, L.P., is the investment adviser to each of the Funds except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                Percentage of Average Daily Net Assets
-                    ------------------------------------------------------------
                        First         Next         Next        Next       Over
Fund                 $200 million $300 million $500 million $1 billion $2 billion
----                 ------------ ------------ ------------ ---------- ----------
Star Value Fund         0.750%       0.700%       0.650%      0.650%     0.650%
Targeted Equity Fund    0.750%       0.700%       0.650%      0.650%     0.600%
International Fund      0.800%       0.750%       0.750%      0.750%     0.750%
Focused Value Fund      1.000%       1.000%       1.000%      0.950%     0.950%
Large Cap Value Fund    0.700%       0.650%       0.600%      0.600%     0.600%
Small Cap Value Fund    0.900%       0.900%       0.900%      0.900%     0.900%
Capital Growth Fund     0.750%       0.700%       0.650%      0.650%     0.650%

Star Advisers Fund pays management fees at the annual rate of 1.05% of the first $750 million of the Fund's average daily net assets and 0.95% of such assets in excess of $750 million. Prior to May 1, 2004, the Fund paid management fees at the annual rate of 1.05% of the first $1 billion of the Fund's average daily net assets, 1.00% of the next $1 billion and 0.95% of such assets in excess of $2 billion.

Prior to March 1, 2004, the International Fund and Small Cap Value Fund each paid management fees at the annual rate of 1.05% of each Fund's average daily net assets. The adviser also contractually agreed to waive a portion of its advisory fee for International Fund so that the effective management fee was 1.00%.

For the year ended December 31, 2004, the management fees and waivers for each Fund were as follows:

                                                            Percentage of
                                                               Average
                             Gross    Waiver of     Net     Daily Net Assets
                           Management Management Management ----------------
      Fund                    Fee        Fee        Fee     Gross     Net
      ----                 ---------- ---------- ----------  ------  ------
      Star Advisers Fund   $7,430,406  $    --   $7,430,406 1.050%   1.050%
      Star Value Fund       1,026,814       --    1,026,814 0.750%   0.750%
      Targeted Equity Fund  5,233,103       --    5,233,103 0.700%   0.700%
      International Fund    1,097,894   11,186    1,086,708 0.840%   0.830%
      Focused Value Fund    3,426,387       --    3,426,387 1.000%   1.000%
      Large Cap Value Fund  2,354,906       --    2,354,906 0.680%   0.680%
      Small Cap Value Fund  1,019,012       --    1,019,012 0.930%   0.930%
      Capital Growth Fund     557,319       --      557,319 0.750%   0.750%

IXIS Advisors has entered into subadvisory agreements for each Fund listed below. Payments to IXIS Advisors are reduced in the amount of payments to the subadvisers.

     Star Advisers Fund   Harris Associates L.P. ("Harris")
                          Loomis, Sayles & Company, L.P. ("Loomis Sayles")
                          Mercury Advisors
     Star Value Fund      Harris
                          Loomis Sayles
                          Vaughan Nelson Investment Management, L.P.
                            ("Vaughan Nelson")
                          Westpeak Global Advisors, L.P. ("Westpeak")
     International Fund   Hansberger Global Investors, Inc. ("Hansberger")
     Focused Value Fund   Harris
     Large Cap Value Fund Harris
     Small Cap Value Fund Vaughan Nelson
     Capital Growth Fund  Westpeak

For the Year Ended December 31, 2004

IXIS Advisors, CGM, Harris, Loomis Sayles, Vaughan Nelson and Westpeak are subsidiaries of IXIS Asset Management North America, L.P. ("IXIS North America"). Hansberger is an affiliated money manager of IXIS North America. Certain officers and directors of IXIS Advisors and its affiliates are also officers or Trustees of the Funds.

Broker commissions paid to affiliated broker/dealers by the Funds were as follows:

                        Fund                 Commission
                        ----                 ----------
                        Star Advisers Fund    $188,230
                        Star Value Fund         10,080
                        Focused Value Fund      14,434
                        Large Cap Value Fund    14,878
                        Small Cap Value Fund     4,371

b. Accounting and Administrative Expense. During the period, IXIS Asset Management Services Company ("IXIS Services"), formerly CDC IXIS Asset Management Services, Inc., a wholly-owned subsidiary of IXIS North America, performed certain accounting and administrative services for the Funds and subcontracted with Investors Bank & Trust Company ("IBT") to serve as subadministrator. Pursuant to an agreement among CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I ("CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Services, each Fund paid IXIS Services its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

             (1)Percentage of Eligible Average Daily Net Assets

                         First       Next       Over
                       $5 billion $5 billion $10 billion
                       ---------- ---------- -----------
                        0.0675%    0.0625%     0.0500%

             or
             (2)Each Funds' pro rata portion, allocated based on the combined assets of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the year ended December 31, 2004, amounts paid to IXIS Services for accounting and administrative expense were as follows:

                                             Accounting
                                                And
                      Fund                 Administrative
                      ----                 --------------
                      Star Advisers Fund      $460,770
                      Star Value Fund           89,143
                      Targeted Equity Fund     486,061
                      International Fund        82,666
                      Focused Value Fund       221,730
                      Large Cap Value Fund     226,999
                      Small Cap Value Fund      71,162
                      Capital Growth Fund       48,358

Effective January 1, 2005, IXIS Advisors assumed responsibility for providing accounting and administrative services to the Funds.

c. Transfer Agent Fees. IXIS Services is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. During the period, Classes A, B and C paid service fees monthly representing the higher amount based on the following calculations:

             (1)Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in Load Equity Funds. Load Equity Funds consist of all equity funds within the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, CDC IXIS International Equity Fund, which was renamed the Hansberger Foreign Growth Fund on February 1, 2005, and Loomis Sayles Research Fund.

                        First        Next        Over
                     $5.7 billion $5 billion $10.7 billion
                     ------------ ---------- -------------
                        0.184%      0.180%      0.175%

                Each class of shares is subject to a monthly class minimum of $1,500 allocated based on the combined assets of Class A, Class B and Class C
             or
             (2)An allocated portion, based on eligible assets, of an annual aggregate minimum fee of $8.4 million.

For the Year Ended December 31, 2004


Class Y paid service fees monthly representing the higher amount based on the following calculations:

             (1)Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No-Load Retail Funds* and Load Funds - Class Y**.

                Class Y shares are subject to a monthly class minimum of $1,250.
             or
             (2)An allocated portion, based on eligible assets, of an annual aggregate minimum fee of $650,000.

* No-Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y offered within the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

Effective January 1, 2005, each Load Equity Fund, for its Class A, B, and C shares, will pay fees to IXIS Services representing a pro rata portion of the greater of:

             (1)An aggregate annual minimum fee of approximately $6.8 million for all Load Equity Funds;
             or
             (2)An annual account based fee of $25.44 for each open account and
                $2.00 for each closed account, aggregated for all Load Equity Funds.

Each Load Equity Fund, for its Class Y shares, will pay fees to IXIS Services representing a pro rata portion of the greater of:

             (1)An aggregate annual minimum fee of approximately $1 million for all No Load Retail Funds and Load Funds Class Y;
             or
             (2)An annual account based fee of $25.44 for each open account in an Equity Fund, $25.25 for each open account in a Fixed Income Fund and $2.00 for each closed account, aggregated for all No Load Retail Funds and Load Funds Class Y.

Each class of shares is subject to a monthly class minimum of $1,500.

In addition, pursuant to other servicing agreements, each class pays service fees to other firms that provide similar services for their own shareholder accounts.

IXIS Services and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the year ended December 31, 2004, amounts paid to IXIS Services as compensation for its services as transfer agent were as follows:

                                           Transfer Agent
                      Fund                      Fee
                      ----                 --------------
                      Star Advisers Fund     $2,214,033
                      Star Value Fund           450,254
                      Targeted Equity Fund    2,025,928
                      International Fund        489,524
                      Focused Value Fund        680,834
                      Large Cap Value Fund    1,015,753
                      Small Cap Value Fund      425,161
                      Capital Growth Fund       329,353

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors") formerly CDC IXIS Asset Management Distributors, L.P., the Fund's distributor (a wholly-owned subsidiary of IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

For the Year Ended December 31, 2004


Also under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the year ended December 31, 2004, the Funds paid the following service and distribution fees:

                                 Service Fee            Distribution Fee
    -                    ---------------------------- ---------------------
    Fund                  Class A   Class B  Class C   Class B    Class C
    ----                  -------   -------  -------   -------    -------
    Star Advisers Fund   $  907,809 $606,659 $147,572 $1,819,977 $  442,714
    Star Value Fund         264,465   71,404    6,403    214,210     19,208
    Targeted Equity Fund  1,712,687  138,134    7,057    414,401     21,172
    International Fund      162,480  127,330   35,804    381,989    107,412
    Focused Value Fund      255,192  266,139  335,266    798,416  1,005,798
    Large Cap Value Fund    541,436  208,684   54,708    626,051    164,124
    Small Cap Value Fund    110,829  133,830   30,383    401,490     91,150
    Capital Growth Fund     147,891   35,218    2,664    105,653      7,991

Commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Funds during the year ended December 31, 2004 were as follows:

                         Fund
                         ----                 -
                         Star Advisers Fund   $736,098
                         Star Value Fund       110,716
                         Targeted Equity Fund  333,241
                         International Fund    124,644
                         Focused Value Fund    492,975
                         Large Cap Value Fund  326,330
                         Small Cap Value Fund  139,904
                         Capital Growth Fund    73,219

e. Trustees Fees and Expenses. The CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS North America, IXIS Services or their affiliates. Each Trustee who is an independent Trustee of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each committee member receives a meeting attendance fee of $3,750 per committee meeting attended. The co-chairmen of the Board each receive an additional annual retainer of $25,000. These fees are allocated to the various series of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to July 1, 2004, the Trust paid each independent Trustee a $45,000 annual retainer and a $4,500 fee per meeting attended. In addition, each committee member received a retainer fee at the annual rate of $7,000 while each committee chairman received a $5,000 annual retainer (beyond the $7,000). Each committee member received a $1,750 fee per meeting attended. The retainer fees assumed four Board or committee meetings per year.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Redemption fees. Effective May 1, 2004, shareholders of Class A shares of Targeted Equity Fund, Focused Value Fund, Small Cap Value Fund and International Fund were charged a 2% redemption fee if they redeemed, including redeeming by exchange, Class A shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are broken out on the Statements of Changes in Net Assets.

For the Year Ended December 31, 2004


g. Publishing Services. IXIS Services performs certain desktop publishing services for the Funds. Fees for these services are presented in the Statements of Operations as a part of shareholder reporting. For the year ended December 31, 2004, amounts paid to IXIS Services as compensation for these services were as follows:

                                         Publishing Services
                    Fund                        Fees
                    ----                 -------------------
                    Star Advisers Fund         $1,108
                    Star Value Fund               928
                    Targeted Equity Fund          858
                    International Fund          1,126
                    Focused Value Fund            873
                    Large Cap Value Fund          461
                    Small Cap Value Fund        1,193
                    Capital Growth Fund           830

5. Line of Credit. Each Fund, along with certain other portfolios, participates in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Interest is charged to each participating Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.45%. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings during the year ended December 31, 2004.

6. Security Lending. Each Fund has entered into an agreement with IBT, as an agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2004, were as follows:

                                Market Value of   Value of Collateral
          Fund                 Securities on Loan      Received
          ----                 ------------------ -------------------
          Star Advisers Fund      $85,386,028         $88,013,788
          Star Value Fund          11,274,472          11,744,576
          Targeted Equity Fund     93,408,963          95,930,674
          International Fund       11,604,148          12,172,752
          Focused Value Fund       23,368,942          23,987,344
          Large Cap Value Fund     14,745,778          15,226,465
          Small Cap Value Fund     16,170,885          16,652,071
          Capital Growth Fund      10,676,677          11,066,014

7. Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are presented as realized gains in the Statements of Operations. For the year ended December 31, 2004, amounts rebated under these agreements were as follows:

                         Fund                 Rebates
                         ----                 -------
                         Star Advisers Fund   $ 85,945
                         Star Value Fund        45,937
                         Targeted Equity Fund  694,343
                         International Fund     26,035
                         Focused Value Fund     32,314
                         Large Cap Value Fund   20,832
                         Small Cap Value Fund   66,797
                         Capital Growth Fund    26,491

Previously, such rebates were presented as a reduction of expenses in the Statements of Operations. This reclassification has no impact on total net assets of the Funds.

8. Contingent Expense Obligations. IXIS Advisors has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates under "Expiration of Waiver" below and will be reevaluated on an annual basis. For the year ended December 31, 2004, certain class level expenses have been reimbursed as follows: Large Cap Value Fund $613,592.

For the Year Ended December 31, 2004

IXIS Advisors shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent the Funds' expenses fall below the expense limits, provided, however, that the Funds are not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

At December 31, 2004, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                     Expense Limit as a Percentage of Average                Expenses Subject
                            Daily Net Assets                                   to Possible
-                    ---------------------------------------  Expiration of   Reimbursement
Fund                 Class A    Class B   Class C   Class Y      Waiver        through 2005
----                 -------    -------   -------   -------   -------------- ----------------
Focused Value Fund    1.70%      2.45%     2.45%       --     April 30, 2005           --
Large Cap Value Fund  1.30%      2.05%     2.05%     1.05%    April 30, 2005     $613,592

9. Concentration of Risk. Focused Value Fund is a non-diversified Fund. Compared with diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular company. Therefore, the Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

International Fund had the following geographic concentrations in excess of 10% of its total net assets at December 31, 2004: France 13.9%, Japan 18.7%, and the United Kingdom 19.0%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

10. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
CDC Nvest Star Advisers Fund                                           Shares             Amount
----------------------------                                      ----------------  -----------------
Class A
   Shares sold                                                           3,621,946  $      61,819,311
   Shares repurchased                                                   (4,042,630)       (69,134,083)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (420,684) $      (7,314,772)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                           1,023,105  $      15,892,084
   Shares repurchased                                                   (5,878,024)       (90,809,102)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (4,854,919) $     (74,917,018)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             189,049  $       2,929,359
   Shares repurchased                                                     (734,192)       (11,393,435)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (545,143) $      (8,464,076)
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                             218,190  $       3,966,766
   Shares repurchased                                                   (1,673,188)       (29,771,039)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,454,998) $     (25,804,273)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (7,275,744) $    (116,500,139)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2003
                                                                  -----------------------------------
CDC Nvest Star Advisers Fund                                           Shares             Amount
----------------------------                                      ----------------  -----------------
Class A
   Shares sold                                                           4,698,412  $      65,219,946
   Shares repurchased                                                   (4,998,858)       (68,998,837)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (300,446) $      (3,778,891)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                           1,455,180  $      18,516,959
   Shares repurchased                                                   (8,227,621)      (102,616,431)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (6,772,441) $     (84,099,472)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             194,012  $       2,480,648
   Shares repurchased                                                     (938,013)       (11,591,919)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (744,001) $      (9,111,271)
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                             262,069  $       3,940,480
   Shares repurchased                                                     (462,570)        (6,772,691)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (200,501) $      (2,832,211)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (8,017,389) $     (99,821,845)
                                                                  ================  =================

For the Year Ended December 31, 2004


                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
CDC Nvest Star Value Fund                                              Shares             Amount
-------------------------                                         ----------------  -----------------
Class A
   Shares sold                                                             963,269  $       8,089,262
   Shares issued in connection with the reinvestment of:
    Distributions from net realized gain                                   214,596          1,883,282
                                                                  ----------------  -----------------
                                                                         1,177,865          9,972,544
   Shares repurchased                                                   (2,880,533)       (24,188,526)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,702,668) $     (14,215,982)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             406,698  $       3,154,676
   Shares issued in connection with the reinvestment of:
    Distributions from net realized gain                                    65,280            527,181
                                                                  ----------------  -----------------
                                                                           471,978          3,681,857
   Shares repurchased                                                   (1,049,412)        (8,162,688)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (577,434) $      (4,480,831)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             139,514  $       1,078,896
   Shares issued in connection with the reinvestment of:
    Distributions from net realized gain                                     5,506             44,489
                                                                  ----------------  -----------------
                                                                           145,020          1,123,385
   Shares repurchased                                                      (51,629)          (402,248)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  93,391  $         721,137
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (2,186,711) $     (17,975,676)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
CGM Advisor Targeted Equity Fund                                       Shares             Amount
--------------------------------                                  ----------------  -----------------
Class A
   Shares sold                                                           2,521,858  $      20,870,954
   Shares repurchased                                                  (17,497,433)      (142,925,716)
                                                                  ----------------  -----------------
   Net increase (decrease)                                             (14,975,575) $    (122,054,762)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             584,350  $       4,509,878
   Shares repurchased                                                   (1,391,402)       (10,654,125)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (807,052) $      (6,144,247)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             105,596  $         786,319
   Shares repurchased                                                      (79,774)          (611,842)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  25,822  $         174,477
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                             129,331  $       1,094,935
   Shares repurchased                                                     (101,673)          (843,271)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  27,658  $         251,664
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions        (15,729,147) $    (127,772,868)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2003
                                                                  -----------------------------------
CDC Nvest Star Value Fund                                              Shares             Amount
-------------------------                                         ----------------  -----------------
Class A
   Shares sold                                                           1,104,961  $       7,639,153
   Shares issued in connection with the reinvestment of:
    Distributions from net realized gain                                        --                 --
                                                                  ----------------  -----------------
                                                                         1,104,961          7,639,153
   Shares repurchased                                                   (3,694,156)       (25,006,261)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (2,589,195) $     (17,367,108)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             595,770  $       3,795,458
   Shares issued in connection with the reinvestment of:
    Distributions from net realized gain                                        --                 --
                                                                  ----------------  -----------------
                                                                           595,770          3,795,458
   Shares repurchased                                                   (1,421,634)        (8,919,193)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (825,864) $      (5,123,735)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              62,780  $         394,765
   Shares issued in connection with the reinvestment of:
    Distributions from net realized gain                                        --                 --
                                                                  ----------------  -----------------
                                                                            62,780            394,765
   Shares repurchased                                                     (133,770)          (814,153)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (70,990) $        (419,388)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (3,486,049) $     (22,910,231)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2003
                                                                  -----------------------------------
CGM Advisor Targeted Equity Fund                                       Shares             Amount
--------------------------------                                  ----------------  -----------------
Class A
   Shares sold                                                           3,272,602  $      21,476,490
   Shares repurchased                                                  (20,406,401)      (130,309,788)
                                                                  ----------------  -----------------
   Net increase (decrease)                                             (17,133,799) $    (108,833,298)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             703,119  $       4,292,342
   Shares repurchased                                                   (1,738,618)       (10,346,801)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,035,499) $      (6,054,459)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              38,555  $         239,637
   Shares repurchased                                                      (98,860)          (579,017)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (60,305) $        (339,380)
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                              98,496  $         670,426
   Shares repurchased                                                     (117,263)          (734,977)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (18,767) $         (64,551)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions        (18,248,370) $    (115,291,688)
                                                                  ================  =================

For the Year Ended December 31, 2004


                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Hansberger International Fund                                          Shares             Amount
-----------------------------                                     ----------------  -----------------
Class A
   Shares sold                                                           1,378,026  $      21,181,534
   Shares repurchased                                                   (1,039,791)       (15,979,778)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 338,235  $       5,201,756
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             234,404  $       3,365,251
   Shares repurchased                                                   (1,672,509)       (23,865,174)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,438,105) $     (20,499,923)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             324,631  $       4,638,364
   Shares repurchased                                                     (142,798)        (2,053,383)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 181,833  $       2,584,981
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions           (918,037) $     (12,713,186)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Harris Associates Focused Value Fund                                   Shares             Amount
------------------------------------                              ----------------  -----------------
Class A
   Shares sold                                                           2,211,604  $      26,494,287
   Shares repurchased                                                   (2,074,206)       (24,982,274)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 137,398  $       1,512,013
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             773,815  $       9,061,361
   Shares repurchased                                                   (1,352,436)       (15,825,604)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (578,621) $      (6,764,243)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                           2,570,290  $      30,041,268
   Shares repurchased                                                   (1,937,670)       (22,709,696)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 632,620  $       7,331,572
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions            191,397  $       2,079,342
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2003
                                                                  -----------------------------------
Hansberger International Fund                                          Shares             Amount
-----------------------------                                     ----------------  -----------------
Class A
   Shares sold                                                           5,487,733  $      61,630,766
   Shares repurchased                                                   (6,139,050)       (69,259,645)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (651,317) $      (7,628,879)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             290,640  $       3,415,741
   Shares repurchased                                                   (1,233,804)       (13,640,399)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (943,164) $     (10,224,658)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             125,234  $       1,506,714
   Shares repurchased                                                     (312,978)        (3,503,997)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (187,744) $      (1,997,283)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (1,782,225) $     (19,850,820)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2003
                                                                  -----------------------------------
Harris Associates Focused Value Fund                                   Shares             Amount
------------------------------------                              ----------------  -----------------
Class A
   Shares sold                                                           2,875,956  $      29,849,185
   Shares repurchased                                                   (2,168,603)       (22,052,029)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 707,353  $       7,797,156
                                                                  ----------------  -----------------
Class B
   Shares sold                                                           1,701,970  $      16,766,807
   Shares repurchased                                                   (1,844,300)       (18,116,704)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (142,330) $      (1,349,897)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                           3,353,028  $      33,891,515
   Shares repurchased                                                   (2,040,296)       (20,183,334)
                                                                  ----------------  -----------------
   Net increase (decrease)                                               1,312,732  $      13,708,181
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions          1,877,755  $      20,155,440
                                                                  ================  =================

For the Year Ended December 31, 2004


                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Harris Associates Large Cap Value Fund                                 Shares             Amount
--------------------------------------                            ----------------  -----------------
Class A
   Shares sold                                                           2,114,459  $      26,293,904
   Shares issued - merger                                                       --                 --
                                                                  ----------------  -----------------
                                                                         2,114,459         26,293,904
   Shares repurchased                                                   (3,058,528)       (38,152,674)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (944,069) $     (11,858,770)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             539,873  $       6,373,696
   Shares issued - merger                                                       --                 --
                                                                  ----------------  -----------------
                                                                           539,873          6,373,696
   Shares repurchased                                                   (2,028,413)       (23,942,400)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,488,540) $     (17,568,704)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                           1,068,463  $      12,555,826
   Shares issued - merger                                                       --                 --
                                                                  ----------------  -----------------
                                                                         1,068,463         12,555,826
   Shares repurchased                                                     (311,574)        (3,687,561)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 756,889  $       8,868,265
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                             278,070  $       3,599,061
   Shares issued - merger                                                       --                 --
                                                                  ----------------  -----------------
                                                                           278,070          3,599,061
   Shares repurchased                                                   (1,082,092)       (13,760,464)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (804,022) $     (10,161,403)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (2,479,742) $     (30,720,612)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2003
                                                                  -----------------------------------
Harris Associates Large Cap Value Fund                                 Shares             Amount
--------------------------------------                            ----------------  -----------------
Class A
   Shares sold                                                           2,100,861  $      22,762,821
   Shares issued - merger                                                5,074,724         54,776,568
                                                                  ----------------  -----------------
                                                                         7,175,585         77,539,389
   Shares repurchased                                                   (3,485,439)       (36,836,357)
                                                                  ----------------  -----------------
   Net increase (decrease)                                               3,690,146  $      40,703,032
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             856,774  $       9,891,819
   Shares issued - merger                                                1,413,315         14,555,728
                                                                  ----------------  -----------------
                                                                         2,270,089         24,447,547
   Shares repurchased                                                   (2,366,418)       (24,751,845)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (96,329) $        (304,298)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             706,519  $       7,419,708
   Shares issued - merger                                                  101,458          1,043,494
                                                                  ----------------  -----------------
                                                                           807,977          8,463,202
   Shares repurchased                                                     (185,271)        (1,965,684)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 622,706  $       6,497,518
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                              60,321  $         637,760
   Shares issued - merger                                                1,419,922         15,668,839
                                                                  ----------------  -----------------
                                                                         1,480,243         16,306,599
   Shares repurchased                                                     (465,803)        (5,224,688)
                                                                  ----------------  -----------------
   Net increase (decrease)                                               1,014,440  $      11,081,911
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions          5,230,963  $      57,978,163
                                                                  ================  =================

For the Year Ended December 31, 2004

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Vaughan Nelson Small Cap Value Fund                                    Shares             Amount
-----------------------------------                               ----------------  -----------------
Class A
   Shares sold                                                             397,634  $       5,765,216
   Shares repurchased                                                     (849,371)       (12,182,549)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (451,737) $      (6,417,333)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             291,248  $       3,924,012
   Shares repurchased                                                     (895,799)       (12,076,096)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (604,551) $      (8,152,084)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             171,240  $       2,309,106
   Shares repurchased                                                     (186,838)        (2,501,179)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (15,598) $        (192,073)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (1,071,886) $     (14,761,490)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Westpeak Capital Growth Fund                                           Shares             Amount
----------------------------                                      ----------------  -----------------
Class A
   Shares sold                                                             313,633  $       3,392,393
   Shares repurchased                                                   (1,124,317)       (12,133,801)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (810,684) $      (8,741,408)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             142,812  $       1,353,045
   Shares repurchased                                                     (575,435)        (5,454,484)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (432,623) $      (4,101,439)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              14,061  $         133,009
   Shares repurchased                                                      (35,626)          (335,096)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (21,565) $        (202,087)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (1,264,872) $     (13,044,934)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2003
                                                                  -----------------------------------
Vaughan Nelson Small Cap Value Fund                                    Shares             Amount
-----------------------------------                               ----------------  -----------------
Class A
   Shares sold                                                             735,059  $       8,197,295
   Shares repurchased                                                   (1,297,834)       (14,135,491)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (562,775) $      (5,938,196)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             495,700  $       5,413,902
   Shares repurchased                                                   (1,100,218)       (11,475,987)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (604,518) $      (6,062,085)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              92,836  $       1,009,312
   Shares repurchased                                                     (321,688)        (3,360,613)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (228,852) $      (2,351,301)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (1,396,145) $     (14,351,582)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2003
                                                                  -----------------------------------
Westpeak Capital Growth Fund                                           Shares             Amount
----------------------------                                      ----------------  -----------------
Class A
   Shares sold                                                             459,334  $       4,434,198
   Shares repurchased                                                   (1,474,769)       (14,012,775)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,015,435) $      (9,578,577)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             241,744  $       2,031,512
   Shares repurchased                                                     (660,282)        (5,491,199)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (418,538) $      (3,459,687)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              43,266  $         374,020
   Shares repurchased                                                      (31,761)          (263,473)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  11,505  $         110,547
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (1,422,468) $     (12,927,717)
                                                                  ================  =================

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and shareholders of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and CDC Nvest Funds Trust III (collectively, the "Trusts")

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CGM Advisor Targeted Equity Fund, Hansberger International Fund (formerly CDC Nvest Star International Fund), Harris Associates Focused Value Fund, Harris Associates Large Cap Value Fund (formerly Harris Associates Growth and Income Fund), Vaughan Nelson Small Cap Value Fund (formerly CDC Nvest Star Small Cap Fund) and Westpeak Capital Growth Fund, each a series within the Trusts (collectively, the "Funds"), at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 23, 2005

                            ADDITIONAL INFORMATION

Shareholder Meetings (unaudited)

At a special shareholder meeting held on November 17, 2004, shareholders of the CGM Advisor Targeted Equity Fund voted for the following proposal:

1. Approval of a new advisory agreement between CDC Nvest Funds Trust I, on behalf of the CGM Advisor Targeted Equity Fund and Capital Growth Management Limited Partnership.

  Voted For                     Voted Against            Abstained Votes             Total Votes
  ---------                     -------------            ---------------             -----------
52,499,751.821                  1,853,357.475             2,286,063.471             56,639,172.767

At a special shareholder meeting held on February 18, 2004, shareholders of the Vaughan Nelson Small Cap Value Fund voted for the following proposal:

1. Approval of a new subadvisory agreement for the Vaughan Nelson Small Cap Value Fund among CDC Nvest Funds Trust I, IXIS Asset Management Advisors, L.P. and Vaughan Nelson Investment Management, L.P.

  Voted For                     Voted Against            Abstained Votes             Total Votes
  ---------                     -------------            ---------------             -----------
5,995,736.288                    177,986.322               189,268.957              6,362,991.567

                        TRUSTEE AND OFFICER INFORMATION

The table below provides certain information regarding the Trustees and Officers of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and CDC Nvest Funds Trust III (the "Trusts"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The statement of additional information includes additional information about the Trustees of the Trusts and is available by calling CDC Nvest Funds at 800-225-5478.

                       Position(s) Held with the                                     Number of Portfolios in
                         Trusts, Length of Time       Principal Occupation(s)        Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**       and Other Directorships held
---------------------- --------------------------      ---------------------       ----------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. Trustee, Contract Review   Douglas Dillon Professor and     41;
(3/23/40)              and Governance Committee   Director for the Belfer Center   Director, Taubman Centers,
                        Member, since 1984 for    of Science and International     Inc. (real estate investment
                       CDC Nvest Funds Trust I,   Affairs, John F. Kennedy         trust); Advisory Board
                       1993 for CDC Nvest Funds   School of Government,            Member, USEC Inc. (energy
                       Trust II and 1995 for CDC  Harvard University               supplier)
                         Nvest Funds Trust III

Edward A. Benjamin     Trustee, Audit Committee   Retired                          41;
(5/30/38)                 Member, since 2003                                       Director, Coal, Energy
                                                                                   Investments & Management,
                                                                                   LLC; Director, Precision
                                                                                   Optics Corporation (optics
                                                                                   manufacturer)

Daniel M. Cain         Trustee, Chairman of the   President and Chief Executive    41;
(2/24/45)               Audit Committee, since    Officer, Cain Brothers &         Trustee, Universal Health
                       1996; Co-Chairman of the   Company, Incorporated            Realty Income Trust;
                           Board, since 2004      (investment banking)             Director, Sheridan
                                                                                   Healthcorp (physician
                                                                                   practice management)

Paul G. Chenault       Trustee, Contract Review   Retired; Trustee, First Variable 41;
(9/12/33)              and Governance Committee   Life (variable life insurance)   Director, Mailco Office
                          Member, since 2003                                       Products, Inc. (mailing
                                                                                   equipment)

Kenneth J. Cowan       Trustee, Chairman of the   Retired                          41; None
(4/5/32)                  Contract Review and
                         Governance Committee,
                       since 1993 for CDC Nvest
                        Funds Trust I, 1975 for
                       CDC Nvest Funds Trust II
                        and 1995 for CDC Nvest
                         Funds Trust III; Co-
                        Chairman of the Board,
                              since 2004

Richard Darman         Trustee, Contract Review   Partner, The Carlyle Group       41;
(5/10/43)              and Governance Committee   (investments); formerly,         Director and Chairman of
                          Member, since 1996      Professor, John F. Kennedy       the Board of Directors, AES
                                                  School of Government,            Corporation (independent
                                                  Harvard University               power company)

                        TRUSTEE AND OFFICER INFORMATION

                        Position(s) Held with the                                    Number of Portfolios in
                          Trusts, Length of Time       Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth  Served and Term of Office*      During Past 5 Years**      and Other Directorships held
----------------------  --------------------------      ---------------------      ----------------------------

INDEPENDENT TRUSTEES
continued

Sandra O. Moose          Trustee, Audit Committee  President, Strategic Advisory   41;
(2/17/42)                 Member, since 1982 for   Services (management            Director, Verizon
                         CDC Nvest Funds Trust I,  consulting); formerly, Senior   Communications; Director,
                         1993 for CDC Nvest Funds  Vice President and Director,    Rohm and Haas Company
                          Trust II, 1995 for CDC   The Boston Consulting Group,    (specialty chemicals);
                          Nvest Funds Trust III    Inc. (management consulting)    Director, AES Corporation

John A. Shane            Trustee, Contract Review  President and Director, Palmer  41;
(2/22/33)                and Governance Committee  Service Corporation (venture    Director, Gensym
                          Member, since 1993 for   capital organization)           Corporation (software and
                         CDC Nvest Funds Trust I,                                  technology services
                         1982 for CDC Nvest Funds                                  provider); Director, Abt
                          Trust II, 1995 for CDC                                   Associates Inc. (research and
                          Nvest Funds Trust III                                    consulting firm)

INTERESTED TRUSTEES

Robert J. Blanding/1/      Trustee, since 2003     President, Chairman, Director   41;
(4/17/47)                                          and Chief Executive Officer,    None
555 California Street                              Loomis, Sayles & Company,
San Francisco, CA 94104                            L.P.; President and Chief
                                                   Executive Officer -- Loomis
                                                   Sayles Funds I; Chief Executive
                                                   Officer -- Loomis Sayles
                                                   Funds II

John T. Hailer/2/       President, Chief Executive President and Chief Executive   41;
(11/23/60)              Officer and Trustee, since Officer, IXIS Asset             None
                                   2000            Management Distributors, L.P.;
                                                   Executive Vice President --
                                                   Loomis Sayles Funds I;
                                                   President -- Loomis Sayles
                                                   Funds II

OFFICERS

Coleen Downs Dinneen    Secretary, Clerk and Chief Senior Vice President, General  Not Applicable
(12/16/60)              Legal Officer, since 2004  Counsel, Secretary and Clerk
                                                   (formerly, Deputy General
                                                   Counsel, Assistant Secretary
                                                   and Assistant Clerk), IXIS
                                                   Asset Management
                                                   Distribution Corporation, IXIS
                                                   Asset Management
                                                   Distributors, L.P., IXIS Asset
                                                   Management Advisors, L.P.
                                                   and IXIS Asset Management
                                                   Services Company; Chief
                                                   Compliance Officer, IXIS Asset
                                                   Management Advisors, L.P.

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                    Number of Portfolios in
                         Trusts, Length of Time       Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*      During Past 5 Years**      and Other Directorships held
---------------------- --------------------------      ---------------------      ----------------------------

  OFFICERS
  (continued)

  Michael C. Kardok       Treasurer, Principal    Senior Vice President, IXIS            Not Applicable
  (7/17/59)             Financial and Accounting  Asset Management Advisors,
                          Officer, since 2004     L.P. and IXIS Asset
                                                  Management Distributors,
                                                  L.P.; formerly, Senior Vice
                                                  President, IXIS Asset
                                                  Management Services
                                                  Company; formerly, Senior
                                                  Director, PFPC Inc; formerly,
                                                  Vice President -- Division
                                                  Manager, First Data Investor
                                                  Services, Inc.

  Frank LoPiccolo        Anti-Money Laundering    President, Chief Executive             Not Applicable
  (4/1/53)                Officer, since 2003     Officer and Director (formerly,
                                                  Executive Vice President), IXIS
                                                  Asset Management Services
                                                  Company

  John E. Pelletier     Chief Operating Officer,  Executive Vice President and           Not Applicable
  (6/24/64)                    since 2004         Chief Operating Officer
                                                  (formerly, General Counsel,
                                                  Secretary and Clerk), IXIS
                                                  Asset Management
                                                  Distributors, L.P. and IXIS
                                                  Asset Management Advisors,
                                                  L.P.; Executive Vice President
                                                  (formerly, Senior Vice
                                                  President, General Counsel,
                                                  Secretary and Clerk), IXIS
                                                  Asset Management
                                                  Distribution Corporation;
                                                  Director (formerly, President,
                                                  Chief Executive Officer,
                                                  General Counsel, Secretary
                                                  and Clerk), IXIS Asset
                                                  Management Services
                                                  Company

                        TRUSTEE AND OFFICER INFORMATION

                       Position(s) Held with the                                  Number of Portfolios in
                         Trusts, Length of Time      Principal Occupation(s)      Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*     During Past 5 Years**     and Other Directorships held
---------------------- --------------------------     ---------------------     ----------------------------

   OFFICERS
   (continued)

   Kristin Vigneaux    Chief Compliance Officer,  Chief Compliance Officer for         Not Applicable
   (9/25/69)                  since 2004          Mutual Funds, IXIS Asset
                                                  Management Distributors,
                                                  L.P., IXIS Asset Management
                                                  Advisors, L.P. and IXIS Asset
                                                  Management Services
                                                  Company; formerly, Vice
                                                  President, IXIS Asset
                                                  Management Services
                                                  Company

* All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72. At a meeting held on November 19, 2004, the Trustees voted to suspend the retirement policy until 2006.

** Previous positions during the past five years with IXIS Asset Management
   Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee's or officer's current position with such entity. As indicated, each Trustee is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.

***The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts:
     President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

/2/ Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of IXIS Asset Management Distribution Corporation, President and Chief Executive Officer of IXIS Asset Management Advisors, L.P.

Item 2. Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust have established an audit committee. Ms. Sandra O. Moose, and Messrs. Edward A. Benjamin and Daniel M. Cain, all members of the audit committee have been designated financial experts. Each of these individuals is also an Independent Trustee of the Trust.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Funds. The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Trust's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                                                  Audit-related
                               Audit fees            fees/1/          Tax fees/2/      All other fees
                          -------------------   ----------------   -----------------   --------------
                            2003       2004      2003      2004      2003      2004      2003   2004
                          --------   --------   ------   -------   -------   -------     ----   ----
CDC Nvest Funds Trust I   $214,500   $179,500   $4,000   $15,000   $33,560   $38,795     n/a    n/a

     /1./ The audit related fees for 2003 and 2004 consist of $4,000 and $15,000, respectively, related to the performance of agreed upon procedures relating to the Trust's semi-annual financial statements.

     /2./ The tax fees consist of a review of the Trust's tax returns, tax compliance, and year-end shareholder reporting.

Aggregate fees billed to the Trust for non-audit services for 2003 and 2004 were $37,560 and $53,795, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates. The following table sets forth the non-audit services provided by the Trust's principal accountant to IXIS Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with IXIS Asset Management Advisors, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                     Audit-related fees/1/     Tax fees    All other fees
                     ---------------------   -----------   --------------
                        2003       2004      2003   2004   2003     2004
                      --------   --------    ----   ----   ----   -------
Control Affiliates    $222,239   $230,650     n/a    n/a    n/a   $12,000

     /1./ The audit related fees consist of performing SAS 70 internal examinations for two Trust affiliates, review of anti-money laundering procedures for the investment adviser and review of 12b-1 expenditures for the Trust's distributor.

Aggregate fees billed to Control Affiliates for non-audit services during 2003 and 2004 were $672,730 and $537,955, respectively

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

     Annually, the Trust's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

     If, in the opinion of management, a proposed engagement by the Trust's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

     The following represents new procedures by which shareholders may recommend nominees to the registrant's board of trustees:

     Shareholders that wish to recommend a candidate to the Board must submit any such recommendation in writing to the following address: Attention of the Board of Trustees, c/o Secretary of the Funds, IXIS Asset Management Services Advisor, L.P., 399 Boylston Street, Boston, MA 02116 (the "Shareholder Recommendation"). Recommendations by email will not be accepted. The Shareholder Recommendation must contain sufficient background information concerning the candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include (i) the recommended candidate's knowledge of the mutual fund industry; (ii) any experience possessed by the recommended candidate's as a director or senior officer of other public companies; (iii) the recommended candidate's educational background; (iv) the recommended candidate's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the recommended candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the recommended candidate's perceived ability to contribute to the ongoing functions of the Board, including the recommended candidate's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board;
(vii) the recommended candidate's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The Shareholder Recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A Shareholder Recommendation shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the Shareholder Recommendation shall be considered stale and discarded.

Item 11. Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

     (a) (1) Code of Ethics required by Item 2 hereof, filed herewith as exhibit (a)(1)

     (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)(1) and a(2)(2), respectively

     (a)  (3)  Not applicable.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)(1) and (b)(2), respectively.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    CDC Nvest Funds Trust I


                                    By: /s/ John T. Hailer
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By: /s/ John T. Hailer
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: February 18, 2005


                                    By: /s/ Michael C. Kardok
                                        ----------------------------------------
                                    Name: Michael C. Kardok
                                    Title: Treasurer
                                    Date: February 18, 2005